The Pacific Capital Funds
                                       of
                                Cash Assets Trust

                         380 Madison Avenue, Suite 2300
                            New York, New York 10017
                          800-CATS-4-YOU (800-228-7496)
                                  212-697-6666

Original Shares
Prospectus                                                  July 31, 2001

         Cash Assets Trust consists of three separate portfolios:

         Pacific Capital Cash Assets Trust (the "Cash Fund") is a general purpose money-market mutual fund which invests in short-term "money-market" securities.

         Pacific Capital Tax-Free Cash Assets Trust (the "Tax-Free Fund") is a tax-exempt money-market mutual fund which invests in short-term tax-exempt "money-market" securities.

         Pacific Capital U.S. Government Securities Cash Assets Trust (the "Government Securities Fund") is a money-market mutual fund which invests in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government and in certain repurchase agreements secured by U.S. government securities.

         For purchase, redemption or account inquiries contact the Funds' Shareholder Servicing Agent:

                           PFPC Inc.
                           400 Bellevue Parkway
                           Wilmington, DE 19809

                           call 800-255-2287 toll free
                                     For general inquiries & yield information, call 800-228-7496 toll free or 212-697-6666

The Securities and Exchange Commission has not approved or disapproved the Trust's securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

The Cash Fund: Objective, Investment
 Strategies, Main Risks..........................
   Risk/Return Bar Chart and Performance Table .....
   Fees and Expenses of the Fund...............
The Tax-Free Fund: Objective, Investment
 Strategies, Main Risks..........................
   Risk/Return Bar Chart and Performance Table .....
   Fees and Expenses of the Fund...........
The Government Securities Fund:
 Objective, Investment Strategies,
 Main Risks................................ ....
   Risk/Return Bar Chart and Performance Table .....
   Fees and Expenses of the Fund..................
Management of the Funds..........................
Net Asset Value per Share........................
Purchases .......................................
Redeeming Your Investment........................
Dividends........................................
Tax Information..................................
Financial Highlights.............................
Application



The Cash Fund: Objective, Investment Strategies, Main Risks

"What is the Cash Fund's objective?"

         The objective of the Cash Fund is to achieve a high level of current income, stability and liquidity for investors' cash assets by investing in a diversified portfolio of short-term "money-market" securities meeting specific quality standards.

"What are the Cash Fund's investment strategies?"

         The Cash Fund seeks to attain this objective by investing in short-term money-market securities denominated in U.S. dollars that are of high quality and present minimal credit risks.

         Under the current management policies, the Cash Fund invests only in the following types of obligations:

(1) U.S. government securities or obligations guaranteed by the U.S. government or its agencies or instrumentalities.

(2) Bank obligations and instruments secured by them. ("Banks" include commercial banks, savings banks and savings and loan associations and include foreign banks and foreign branches of United States banks.)

(3) Short-term corporate debt known as "commercial paper."

(4) Corporate debt obligations (for example, bonds and debentures). Debentures are a form of unsecured corporate debt.

(5) Variable amount master demand notes which are repayable on not more than 30 days' notice.

(6) Repurchase agreements.

(7) Shares of investment companies with money-market portfolios.

         The Cash Fund seeks to maintain a net asset value of $1.00 per share.

         In general, not more than 5% of the Cash Fund's net assets can be invested in the securities of any issuer.

         The dollar weighted average maturity of the Cash Fund will be 90 days or less and the Cash Fund may buy only those instruments that have a remaining maturity of 397 days or less.

         Securities the Cash Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the nationally recognized statistical rating organizations ("NRSROs") or, if they are unrated, they must be determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

         Asset Management Group of Bank of Hawaii (the "Adviser") seeks to develop an appropriate portfolio by considering the differences among securities of different issuers, yields, maturities and market sectors.

         The Cash Fund may change any of its management policies without shareholder approval.

"What are the main risks of investing in the Cash Fund?"

         Although the Cash Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Cash Fund.

     Investment in the Cash Fund is not a deposit in Bank of Hawaii or any of its bank or non-bank affiliates or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them. Variable amount master demand notes repayable in more than seven days are securities which are not readily marketable, and fall within the Cash Fund's overall 10% limitation on securities which are illiquid. These notes are also subject to credit risk.

         Repurchase agreements involve some risk to the Cash Fund if the other party does not fulfill its obligations under the agreement.

         The value of money-market instruments tends to fall if prevailing interest rates rise.

         Corporate bonds and debentures are subject to interest rate and credit risks.

         Interest rate risk relates to fluctuations in market value arising from changes in interest rates. If interest rates rise, the value of debt securities will normally decline. All fixed-rate debt securities, even the most highly rated, are subject to interest rate risk. Credit risk relates to the ability of the particular issuers of the obligations the Cash Fund owns to make periodic interest payments as scheduled and ultimately repay principal at maturity.

         Investments in foreign banks and foreign branches of United States banks involve certain risks. Foreign banks and foreign branches of domestic banks may not be subject to regulations that meet U.S. standards. Investments in foreign banks and foreign branches of domestic banks may also be subject to other risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.


                                    Cash Fund
                   Risk/Return Bar Chart and Performance Table

The bar chart and table shown below provide an indication of the risks of investing in the Cash Fund's Original Shares by showing changes in the Cash Fund's performance from year to year over a 10-year period and by showing the Cash Fund's average annual returns for one, five and ten years and since inception. How the Cash Fund has performed in the past is not necessarily an indication of how the Cash Fund will perform in the future.



[Bar Chart]
Annual Total Returns (Original Shares)
1991-2000

10%

8%

6%   5.94                5.45      5.09 5.06      5.96
     XXXX                XXXX 4.88 XXXX XXXX 4.64 XXXX
4%   XXXX 3.48      3.72 XXXX XXXX XXXX XXXX XXXX XXXX
     XXXX XXXX 2.74 XXXX XXXX XXXX XXXX XXXX XXXX XXXX
2%   XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
     XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
0%   XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX

     1991 1992 1993 1994 1995 1996 1997 1998 1999 2000
                     Calendar Years


During the 10-year period shown in the bar chart, the highest return for a quarter was 1.71% (quarter ended March 31, 1991) and the lowest return for a quarter was 0.67% (quarter ended June 30, 1993).

The year-to-date (from January 1, 2001 to June 30, 2001) total return was 2.26%.


                     Average Annual Total Return


For the period ended
December 31, 2000
                                                              Since
                                    1 Year  5 Years  10 Years Inception



Pacific Capital Cash Assets Trust- Original Shares

                   5.96%     5.13%      4.69%      5.75%*


* From commencement of operations on December 4, 1984.


Please call (800) 228-7496 toll free to obtain the Cash Fund's most current seven-day yield.




                                    Cash Fund
                          Fees and Expenses of the Fund
                                (Original Shares)



This table describes the fees and expenses that you may pay if you buy and hold Original Shares of the Cash Fund.


Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases.........................0.00%
Maximum Deferred Sales Charge (Load).........0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends......................0.00%
Redemption Fees..............................0.00%
Exchange Fees................................0.00%


Annual Fund Operating Expenses (expenses that are deducted from the Cash Fund's assets)


Investment Advisory Fee......................0.38%
Distribution and/or Service (12b-1) Fee......0.00%
All Other Expenses:
 Administration Fee....................0.12%
 Other Expenses........................0.07%
 Total All Other Expenses....................0.19%
Total Annual Fund Operating Expenses.........0.57%


  Example
This Example is intended to help you compare the cost of investing in Original Shares of the Cash Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Shares of the Cash Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Cash Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1 year    3 years     5 years    10 years

                 $58       $183       $318         $714



The Tax-Free Fund: Objective, Investment Strategies, Main Risks

"What is the Tax-Free Fund's objective?"

         The objective of the Tax-Free Fund is to provide safety of principal while achieving as high a level as possible of liquidity and of current income exempt from Federal and Hawaii income taxes.

"What are the Tax-Free Fund's investment strategies?"

         The Tax-Free Fund seeks to attain this objective by investing in municipal obligations of Hawaiian issuers to the extent that obligations of the desired quality, maturity and interest rate are available; otherwise by investing in similar obligations of non-Hawaii issuers. These obligations must have remaining maturities not exceeding one year, must be of high quality and must present minimal credit risks. At least 80% of the Tax-Free Fund's assets must be invested in tax-exempt obligations.

         Under the current management policies, the Tax-Free Fund invests only in the following types of obligations:

Municipal Obligations

         As used in this Prospectus, the term "Municipal Obligations" means obligations with maturities of 397 days or less paying interest which, in the opinion of bond counsel or other appropriate counsel, is exempt from regular Federal income taxes. "Hawaiian Obligations" are Municipal Obligations, including those of Guam, the Northern Mariana Islands, Puerto Rico and the Virgin Islands, paying interest which, in the opinion of bond counsel or other appropriate counsel, is also exempt from Hawaii state income taxes.

         Although the portion of dividends of the Tax-Free Fund paid from interest on Hawaiian Obligations will be free of Hawaii state income tax, that paid from interest on other Municipal Obligations will not. Since it is not possible to predict the extent to which suitable Hawaiian Obligations will be available for investment, the Tax-Free Fund has no investment restriction limiting the proportion of its portfolio which it may invest in other Municipal Obligations.

         Although exempt from regular Federal income tax, interest paid on certain types of Municipal Obligations, and dividends which the Tax-Free Fund might pay from this interest, are preference items as to the Federal alternative minimum tax. As a fundamental policy, at least 80% of the Tax-Free Fund's net assets will be invested in Municipal Obligations the income paid upon which will not be subject to the alternative minimum tax; accordingly, the Tax-Free Fund can invest the rest of its assets in obligations which are subject to the Federal alternative minimum tax. The Tax-Free Fund may refrain entirely from purchasing these types of Municipal Obligations.

         Municipal Obligations are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities. Such obligations include:

Municipal Bonds

         Municipal bonds generally have a maturity at the time of issuance of up to 30 years. The Tax-Free Fund can purchase only those with a remaining maturity of 13 months or less.

Municipal Notes

         Municipal notes generally have maturities at the time of issuance of three years or less. These notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements or of other revenues. The ability of an issuer to make payments is therefore dependent on these tax receipts, proceeds from bond sales or other revenues, as the case may be.

Municipal Commercial Paper

         Municipal commercial paper is a debt obligation with a stated maturity of 397 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt.

Concentration

         From time to time the Tax-Free Fund may invest 25% or more of its assets in Municipal Obligations that are related in such a way that an economic, business or political development or change affecting one of these obligations would also affect the other obligations, for example, Municipal Obligations the interest on which is paid from revenues of similar type projects or Municipal Obligations whose issuers are located in the same state.

         The Tax-Free Fund may purchase shares of investment companies with money-market portfolios consisting only of Municipal Obligations.

         The Tax-Free Fund seeks to maintain a net asset value of $1.00 per share.

         The dollar weighted average maturity of the Tax-Free Fund will be 90 days or less and the Tax-Free Fund may buy only those instruments that have a remaining maturity of 397 days or less.

         Securities the Tax-Free Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the NRSROs or, if they are unrated, be determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

         The Adviser seeks to develop an appropriate portfolio by considering the differences among securities of different issuers, yields, maturities and market sectors.

         The Tax-Free Fund may change any of its management policies without shareholder approval.

"What are the main risks of investing in the Tax-Free Fund?"

         Although the Tax-Free Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Tax-Free Fund.

Hawaiian Obligations

         The Tax-Free Fund's assets, being primarily Hawaiian issues, are subject to economic and other conditions affecting Hawaii. Adverse local events, such as a downturn in the Hawaiian economy, could affect the value of the Tax-Free Fund's portfolio.

         The following is a discussion of the general factors that might influence the ability of Hawaiian issuers to repay principal and interest when due on Hawaiian Obligations. This information is derived from sources that are generally available to investors, is believed to be accurate, but has not been independently verified and may not be complete. Economic conditions are subject to change and there can be no assurance that the following information will not change.


         Hawaii's economy began to turn around in 1999 and continued to improve in 2000, but since mid-2000 has softened somewhat along with the general U.S. economy. Growth in wages and salaries has slowed along with employment. Hawaii's consumer price index increased by 1.7% in the second half of 2000, reducing the annual inflation rate to 1.7%, which is about half the national rate. The Hawaii unemployment rate as of April 2001 was 4.0%, lower than the 4.5% rate for the U.S. overall.


         Although statewide the total number of jobs increased 2.9% in the first quarter of 2001, the slight slowing of the growth from that of 2000 has resulted in an increase in unemployment.


         Construction has been robust due to a strong real estate market. Contracting receipts grew 12.3% between mid-1999 and mid-2000 and 19.8% in the second half of 2000. The favorable interest rate climate is expected to allow construction to continue to expand.


         Tourism, the state's principal industry, has been flat to down slightly in the first half of 2001 versus a record number of visitors in 2000. Arrivals by air for the first quarter of 2001 were flat, but arrivals including cruise ship passengers are higher than in 2000. The state's forecast of a 2% growth in arrivals is dependent on a re-acceleration of the U.S. economy in the second half of 2001.


        Hawaii's economy has made a discernible upturn in recent years. Moody's upgraded the State's General Obligation debt rating from A1 to Aa3 in October of 2000. S & P has left their A+ rating intact.

Other Main Risks

         Investment in the Tax-Free Fund is not a deposit in Bank of Hawaii, any of its bank or non-bank affiliates or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         The Tax-Free Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Tax-Free Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Tax-Free Fund's custodian subject to a sub-custodial agreement approved by the Tax-Free Fund between that bank and the Tax-Free Fund's custodian. Such obligations are also subject to credit risk.

         Repurchase agreements involve some risk to the Tax-Free Fund if the other party does not fulfill its obligations under the agreement.

         The value of money-market instruments tends to fall if prevailing interest rates rise.

         The taxable market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for Municipal Obligations. The more limited marketability of Municipal Obligations may make it difficult in certain circumstances to dispose of large investments advantageously. In general, Municipal Obligations are also subject to credit risks such as the loss of credit ratings or possible default. In addition, certain Municipal Obligations might lose tax-exempt status in the event of a change in the tax laws.



                                  Tax-Free Fund
                   Risk/Return Bar Chart and Performance Table


The bar chart and table shown below provide an indication of the risks of investing in the Tax-Free Fund's Original Shares by showing changes in the Tax-Free Fund's performance from year to year over a 10-year period and by showing the Tax-Free Fund's average annual returns for one, five and ten years and since inception. How the Tax-Free Fund has performed in the past is not necessarily an indication of how the Tax-Free Fund will perform in the future.


[Bar Chart]
Annual Total Returns (Original Shares)
1991-2000

10%

8%

6%
     4.34
4%   XXXX                3.46 3.01 3.08           3.64
     XXXX 2.79 2.03 2.39 XXXX XXXX XXXX 3.00 2.79 XXXX
2%   XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
     XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
0%   XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX

     1991 1992 1993 1994 1995 1996 1997 1998 1999 2000

                     Calendar Years

During the 10-year period shown in the bar chart, the highest return for a quarter was 1.16% (quarter ended March 31, 1991) and the lowest return for a quarter was 0.47% (quarter ended March 31, 1994).

The year-to-date (from January 1, 2001 to June 30, 2001) total return was 1.47%.

                     Average Annual Total Return


For the period ended
December 31, 2000
                                                  Since
      1 Year       5 Years     10 Years       Inception

Pacific Capital Tax-Free Cash Assets Trust - Original Shares

       3.64%       3.10%         3.05%        3.48%*

* From commencement of operations on April 4, 1989.

Please call (800) 228-7496 toll free to obtain the Tax-Free Fund's most current seven-day yield.




                                  Tax-Free Fund
                          Fees and Expenses of the Fund
                                (Original Shares)

This table describes the fees and expenses that you may pay if you buy and hold Original Shares of the Tax-Free Fund.


Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
 Imposed on Purchases........................0.00%
Maximum Deferred Sales Charge (Load).........0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends......................0.00%
Redemption Fees..............................0.00%
Exchange Fees................................0.00%


Annual Fund Operating Expenses (expenses that are deducted from the Tax-Free Fund's assets)


Investment Advisory Fee......................0.29%
Distribution and/or Service (12b-1) Fee......0.00%
All Other Expenses:
 Administration Fee....................0.11%
 Other Expenses........................0.13%
 Total All Other Expenses....................0.24%
Total Annual Fund Operating Expenses.........0.53%

Example

This Example is intended to help you compare the cost of investing in Original Shares of the Tax-Free Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Shares of the Tax-Free Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 year        3 years       5 years       10 years

               $54          $170           $296         $665



The Government Securities Fund: Objective, Investment Strategies, Main Risks

"What is the Government Securities Fund's objective?"

         The objective of the Government Securities Fund is to provide safety of principal while achieving as high a level as possible of liquidity and of current income.

"What are the Government Securities Fund's investment strategies?"

         The Government Securities Fund seeks to attain this objective by investing only in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government (with remaining maturities of one year or less in shares of investment companies with money-market portfolios which invest only in U.S. government securities) and in certain repurchase agreements secured by U.S. government securities.

         Under the current management policies, the Government Securities Fund invests only in the following types of obligations:

U. S. Treasury Obligations

         The U.S. Treasury issues various types of marketable securities, consisting of bills, notes, bonds, and certificates of indebtedness, which are all direct obligations of the U.S. government backed by its "full faith and credit" and which differ primarily in the length of their maturity. The Fund may also invest in separately traded principal and interest components of securities issued by the United States Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. These instruments may experience more market volatility than regular treasury securities.

Other U.S. Government Securities

         U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association and the Tennessee Valley Authority.

         Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the U.S. Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the U.S. Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Government Securities Fund will invest in government securities, including securities of agencies and instrumentalities, only if the Adviser (pursuant to procedures approved by the Board of Trustees) is satisfied that these obligations present minimal credit risks.

Investment Companies


         The Government Securities Fund may purchase shares of investment companies with money-market portfolios consisting only of U.S. Government securities.

Repurchase Agreements

         The Government Securities Fund may purchase securities subject to repurchase agreements provided that such securities are U.S. government securities. Repurchase agreements may be entered into only with commercial banks or broker-dealers. Subject to the control of the Board of Trustees, the Adviser will regularly review the financial strength of all parties to repurchase agreements with the Government Securities Fund.

         The Government Securities Fund seeks to maintain a net asset value of $1.00 per share.

         The dollar weighted average maturity of the Government Securities Fund will be 90 days or less and the Government Securities Fund may buy only those instruments that have a remaining maturity of 397 days or less.

         Securities the Government Securities Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the NRSROs or, if they are unrated, be determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

         The Adviser seeks to develop an appropriate portfolio by considering the differences among securities of different issuers, yields, maturities and market sectors.

         The Government Securities Fund will purchase only those issues that will enable it to achieve and maintain the highest rating for a mutual fund by two NRSROs. There is no assurance that it will be able to maintain such rating. As a result of this policy, the range of obligations in which the Government Securities Fund can invest is reduced and the yield obtained on such obligations may be less than would be the case if this policy were not in force.

         The Government Securities Fund may change any of its management policies without shareholder approval.

"What are the main risks of investing in the Government Securities Fund?"

         Although the Government Securities Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Government Securities Fund.

         Investment in the Government Securities Fund is not a deposit in Bank of Hawaii, any of its bank or non-bank affiliates or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         Repurchase agreements involve some risk to the Government Securities Fund if the other party does not fulfill its obligations under the agreement.

         The value of money-market instruments tends to fall if prevailing interest rates rise.


                           Government Securities Fund
                   Risk/Return Bar Chart and Performance Table


The bar chart and table shown below provide an indication of the risks of investing in The Government Securities Fund's Original Shares by showing changes in the Government Securities Fund's performance from year to year over a 10-year period and by showing the Government Securities Fund's average annual returns for one, five and ten years and since inception. How the Government Securities Fund has performed in the past is not necessarily an indication of how the Government Securities Fund will perform in the future.

[Bar Chart]
Annual Total Returns (Original Shares)
1991-2000

10%

8%

6%  5.81                5.29                     5.90
    XXXX                XXXX 4.79 4.89 4.96 4.58 XXXX
4%  XXXX 3.28      3.57 XXXX XXXX XXXX XXXX XXXX XXXX
    XXXX XXXX 2.58 XXXX XXXX XXXX XXXX XXXX XXXX XXXX
2%  XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
    XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
0%  XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX

    1991 1992 1993 1994 1995 1996 1997 1998 1999 2000
                     Calendar Years

During the 10-year period shown in the bar chart, the highest return for a quarter was 1.62% (quarter ended March 31, 1991) and the lowest return for a quarter was 0.61% (quarter ended June 30, 1993).

The year-to-date (from January 1, 2001 to June 30, 2001) total return was 2.32%.

                     Average Annual Total Return


For the period ended
December 31, 2000
                                                              Since
                                    1 Year  5 Years  10 Years inception

Pacific Capital U.S. Government Cash Assets Trust- Original Shares

                   5.90%       5.02%      4.56%      5.10%*


* From commencement of operations on April 4, 1989.


  Please call (800) 228-7496 toll free to obtain the Government Securities Fund's most current seven-day yield.



                           Government Securities Fund
                          Fees and Expenses of the Fund
                                (Original Shares)

This table describes the fees and expenses that you may pay if you buy and hold Original Shares of the Government Securities Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases.........................0.00%
Maximum Deferred Sales Charge (Load).........0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends......................0.00%
Redemption Fees..............................0.00%
Exchange Fees................................0.00%


Annual Fund Operating Expenses (expenses that are deducted from the Government Securities Fund's assets)

Investment Advisory Fee......................0.32%
Distribution and/or Service (12b-1) Fee......0.00%
All Other Expenses:
 Administration Fee....................0.08%
 Other Expenses........................0.07%
 Total All Other Expenses....................0.15%
Total Annual Fund Operating Expenses.........0.47%

Example

This Example is intended to help you compare the cost of investing in Original Shares of the Government Securities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Shares of the Government Securities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and distributions, and that the Government Securities Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                           1 year   3 years 5 years   10 years

                           $48       $151    $263        $591


                             Management of the Funds

"How are the Funds managed?"

         Asset Management Group of Bank of Hawaii, Financial Plaza of the Pacific, P.O. Box 3170, Honolulu, HI, 96802 (the "Adviser") is the investment adviser for each of the Funds. Aquila Management Corporation, 380 Madison Avenue, Suite 2300, New York, NY 10017, the Administrator, is responsible for administrative services, including providing for the maintenance of the headquarters of the Funds, overseeing relationships between the Funds and the service providers to the Funds and records and providing other administrative services.

         Under the Advisory Agreements, the Adviser provides for investment supervision including supervising continuously the investment program of each Fund and the composition of its portfolio; determining what securities will be purchased or sold by each Fund; arranging for the purchase and the sale of securities held in the portfolio of each Fund; and, at the Adviser's expense, pricing of each Fund's portfolio daily.

         Under the Advisory Agreements, during the fiscal year ended March 31, 2001, each Fund paid a fee payable monthly and computed on the net asset value of the Fund as of the close of business each business day. For the Cash Fund, the fee was payable at the annual rate of 0.33 of 1% of such net assets up to $325 million, and on net assets above that amount at an annual rate of 0.43 of 1% of such net assets; for each of the Tax-Free Fund and the Government Securities Fund, the annual rate was 0.27 of 1% of such net assets up to a stated amount of net assets and 0.33 of 1% on net assets above that amount. (The stated amount for the Tax-Free Fund is $95 million and for the Government Securities Fund the amount is $60 million.) However, the total fees which the Funds paid were at the annual rate of 0.50 of 1% of such net assets for the Cash Fund and 0.40 of 1% for the other Funds, since the Administrator also receives a fee from each of the Funds under the applicable Administration Agreement.

Information about the Adviser and the Administrator

         The Adviser is a division of Bank of Hawaii, all of whose shares are owned by Pacific Century Financial Corp. ("PCF") and Bank of Hawaii's directors (each of whom owns qualifying shares as required by Hawaii law). PCF is a bank holding company registered under the Bank Holding Company Act of 1956, as amended, and its common stock is registered under the Securities Exchange Act of 1934 and is listed and traded on the New York Stock Exchange. PCF files annual and periodic reports with the Securities and Exchange Commission which are available for public inspection.

         The Funds' Administrator is founder and Administrator and/or Manager to the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, money-market funds and equity funds. As of June 30, 2001, these funds had aggregate assets of approximately $3.2 billion, of which approximately $1.3 billion consisted of assets of the money-market funds. The Administrator, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann, directly, through a trust and through share ownership by his wife.

                            Net Asset Value per Share

         The net asset value per share for each class of each Fund's shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the Custodian are open (a "Business Day") by dividing the value of the net assets of the Fund allocable to the class (i.e., the value of the assets less liabilities) by the total number of shares of that class of the Fund then outstanding. The price at which a purchase or redemption of shares is effected is the next calculated net asset value after your purchase or redemption order is received in proper form.

         The net asset value per share will normally remain constant at $1.00 per share except under extraordinary circumstances. The net asset value per share is based on a valuation of the each Fund's investments at amortized cost.

         The New York Stock Exchange is normally not open on the following days:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on other days as well. In addition, the Custodian is not open on Columbus Day and Veterans Day.

                                    Purchases
Opening an Account

         To open a new Original Shares account, you must send a properly completed application to PFPC Inc. (the "Agent"). The Funds will not honor redemption of shares purchased by wire payment until a properly completed application has been received by the Agent. The minimum initial investment is $1,000. Subsequent investments may be in any amount.

         Original Shares are offered solely to (1) financial institutions for their own account or for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity; (2) persons entitled to exchange into such shares under the Funds' exchange privilege; (3) shareholders of record on January 20, 1995, the date on which the Funds first offered two classes of shares.

         You can make investments in Original Shares in any of these three ways:

         1. By Mail. You can make payment by check, money order, Federal Reserve Draft or other negotiable bank draft drawn in United States dollars on a United States commercial or savings bank or credit union (each of which is a "Financial Institution") payable to the order of Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust or Pacific Capital U.S. Government Securities Cash Assets Trust, as the case may be, and mailed to:

          (Specify the name of the Fund)
         PFPC Inc.
         400 Bellevue Parkway
         Wilmington, DE 19809

     2. By Wire. You can wire Federal funds (monies credited to a bank's account with a Federal Reserve Bank) to PNC Bank, NA.

         To insure prompt and proper crediting to your account, if you choose this method of payment, you should first telephone the Agent (800-255-2287 toll free) and then instruct your bank to wire funds as indicated below for the appropriate Fund:

  the Cash Fund:

         PNC BANK, NA
Philadelphia, PA
         ABA#0310-0005-3
         Account #85-0216-4589
         FFC: Pacific Capital Cash Assets Trust-
         Original Shares

the Tax-Free Fund:

PNC BANK, NA
Philadelphia, PA
         ABA#0310-0005-3
         Account #85-0216-4626
         FFC: Pacific Capital Tax-Free Cash Assets Trust-
         Original Shares

the Government Securities Fund:

PNC BANK, NA
Philadelphia, PA
         ABA#0310-0005-3
         Account #85-0216-4714
         FFC: Pacific Capital U.S. Government Securities
         Cash Assets Trust-         Original Shares

         In addition you should supply:

         Account Name and Number (if an existing account)

         The name in which the investment is to be registered (if a new account).

         Your bank may impose a charge for wiring funds.

     3. Through Brokers. If you wish, you may invest in the Funds by purchasing shares through registered broker-dealers.

         The Funds impose no sales or service charge, although broker-dealers may make reasonable charges to their customers for their services. The services to be provided and the fees therefor are established by each broker-dealer acting independently; broker-dealers may establish, as to accounts serviced by them, higher initial or subsequent investment requirements than those required by the Funds. Broker-dealers are responsible for prompt transmission of orders placed through them.

Opening an Account                Adding to An Account


* Make out a check for                      * Make out a check for
the investment amount                       the investment amount
payable to                                   payable to
the appropriate Fund.                       the appropriate Fund.

* Complete the Application                  * Fill out the pre-printed
included  with the Prospectus,              stub attached
indicating the features                     to each Fund's confirmations you
or supply the name(s)                       wish to authorize.
                                            of account owner(s),
                                            the account number and
                                            the name of the Fund.

* Send your check and                       * Send your check and
completed application                        account information
to your dealer or                            to your dealer or
to the Funds' Agent, PFPC                    to the Funds' Agent, PFPC
Inc., or                                     Inc., or

* Wire funds as described above.            * Wire funds as described
                                              above.

Be sure to supply the name(s) of account owner(s), the account number, the name of the Fund.

"Can I transfer funds electronically?"

         You can have funds transferred electronically, in amounts of $50 or more from your Financial Institution if it is a member of the Automated Clearing House. You may make investments through two electronic transfer features, "Automatic Investment" and "Telephone Investment."

         * Automatic Investment You can authorize a pre-determined amount to be regularly transferred from your account.

     * Telephone Investment You can make single investments of up to $50,000 by telephone instructions to the Agent.

         Before you can transfer funds electronically, the Agent must have your completed application authorizing these features. If you initially decide not to choose these conveniences and then later wish to do so, you must complete a Ready Access Features Form which is available from the Distributor or Agent. The Funds may modify or terminate these investment methods or charge a service fee, upon 30 days' written notice to shareholders.

When are shares issued and dividends declared on them?

         The Funds issue shares two ways.

         First Method - ordinary investments. You will be paid dividends starting on the day (whether or not a Business Day) after the first Business Day on which your purchase order has been received in proper form and funds have become available for investment. You will be paid a dividend on the day on which your shares are redeemed.

"When will funds be available so that my order will become effective?"

         The Funds must have payment for your purchase available for investment before 4:00 p.m. New York time on a Business Day for your order to be effective on that Business Day. Your order is effective and you will receive the next determined net asset value per share depending on the method of payment you choose, as follows.

Payment Method             When will an order        When will an order
                           received before           received after
                            4:00 p.m on a             4:00 p.m. on a
                            Business Day              Business Day
                            be deemed                 be deemed
                            effective?                effective?


By wire in
Federal Funds or
Federal Reserve
Draft                      That day                  Next Business Day

By wire not
in Federal Funds          4:00 p.m. on the             4:00 p.m. on the
                          Business Day                 Business Day
                          converted to                 converted to
                          Federal Funds                Federal Funds
                         (normally the                (normally the
                          next Business                next Business
                          Day)                          Day)

By Check                   4:00 p.m. on the           4:00 p.m. on the
                            Business Day              Business Day
                            converted to              converted to
                            Federal Funds             Federal Funds
                            (normally                 (normally
                            two Business              two Business
                            Days for checks           Days for checks
                            on banks in the           on banks in the
                            Federal Reserve           Federal Reserve
                            System, longer            System, longer
                            for other banks)          for other banks)

Automatic
Investment                 The day you specify;
                           if it is not a
                           Business Day, on the
                           next Business Day

Telephone
Investment                 That Day                  Next Business Day

         All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank; if not, shares will not be issued. (The Agent will convert wires and checks to Federal Funds as your agent.)

         Second Method - For broker-dealers or banks, which have requested that this method be used, to which request a Fund has consented. You will be paid dividends starting on the day on which your purchase order has been received in proper form and funds have become available for investment. You will not be paid a dividend on the day on which your shares are redeemed.

"When will my order be effective under the Second Method?"

     Your purchase order is effective and your funds are deemed available for investment on that day if

         (i) you advise the Agent before 3:30 p.m. New York time on a Business Day of a dollar amount to be invested in the Cash Fund or Government Securities Fund and prior to noon of a dollar amount to be invested in the Tax-Free Fund; and

         (ii) Your payment in Federal Funds is received by wire on that day.

         The second investment method is available to prospective investors in shares of a Fund who wish to use it so that the dividends on their shares will commence to be declared on the day the purchase order is effective. Upon written or phone request the Funds will advise you as to the broker-dealers or banks through which such purchases may be made.

         The Agent will maintain records as to which of your shares were purchased under each of the two investment methods set forth above. If you make a redemption request and have purchased shares under both methods, the Agent will, unless you request otherwise redeem those shares first purchased, regardless of the method under which they were purchased.

         Under each method, shares are issued at the net asset value per share next determined after the purchase order is received in proper form. Under each method, the application must be properly completed and have been received and accepted by the Agent; the Funds or the Distributor may also reject any purchase order. Under each method, Federal Funds (see above) must either be available to the Funds or the payment thereof must be guaranteed to the Funds so that the Funds can be as fully invested as practicable.

Transfer on Death ("TOD") Registration

         The Funds generally permit "transfer on death" ("TOD") registration of shares, so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. Ask the Agent or your broker-dealer for the Transfer on Death Registration Request Form. With it you will receive a copy of the TOD Rules of the Aquilasm Group of Funds, which specify how the registration becomes effective and operates. By opening a TOD Account, you agree to be bound by the TOD Rules.

                            Redeeming Your Investment

         You may redeem some or all of your shares by a request to the Agent. Shares will be redeemed at the next net asset value determined after your request has been received in proper form.

         There is no minimum period for investment in the Funds, except for shares recently purchased by check or by Automatic or Telephone Investment as discussed below.

How to Redeem Your Investment

By mail, send instructions to:

PFPC Inc.
Attn: Aquilasm Group of Funds
400 Bellevue Parkway
Wilmington, Delaware 19809

By telephone, call:

800-255-2287 toll free

By FAX, send instructions to: 302-791-3055

For liquidity and convenience, the Funds offer expedited redemption.

         Expedited Redemption Methods
         (Non-Certificate Shares Only)

         You may request expedited redemption for any shares not issued in certificate form in two ways:

          1 By Telephone. The Agent will accept instructions from anyone by telephone to redeem shares and make payments:

          a) to a Financial Institution account you have previously specified or

          b) by check in the amount of $50,000 or less, mailed to the same name and address (which has been unchanged for the past 30 days) as the account from which you are redeeming. You may only redeem by check via telephone request once in any 7-day period.

                  Telephoning the Agent

                  Whenever you telephone the Agent, please be prepared to supply:

                  account name(s) and number

                  name of the caller

                  the social security number(s) registered to the account

                  personal identification


         Note: Check the accuracy of your confirmation statements immediately. The Funds, the Agent, and the Distributor are not responsible for losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify a caller's identity. The Agent may record calls.

         2. By FAX or Mail. You may request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to the Agent: PFPC Inc., by FAX at 302-791-3055 or by mail to 400 Bellevue Parkway, Wilmington, DE 19809. The letter, signed by the registered shareholder(s) (no signature guarantee is required), must indicate:

                  account name(s)

                  account number

                  amount to be redeemed

                  any payment directions

         To have redemption proceeds sent directly to a Financial Institution account, you must complete the Expedited Redemption section of the Application or a Ready Access Features Form. You will be required to provide (1) details about your Financial Institution account, (2) signature guarantees and (3) possible additional documentation.

         The name(s) of the shareholder(s) on the Financial Institution account must be identical to those on the Funds' records of your account.

         You may change your designated Financial Institution account at any time by completing and returning a revised Ready Access Features Form.

         3. By Check. The Agent will, upon request, provide you with forms of drafts ("checks") drawn on PNC Bank, NA (the "Bank"). This feature is not available if your shares are represented by certificates. These checks represent a further alternative redemption means and you may make them payable to the order of anyone in any amount of not less than $100. You will be subject to the Bank's rules and regulations governing its checking accounts. If the account is registered in more than one name, each check must be signed by each account holder exactly as the names appear on the account registration, unless expressly stated otherwise on your application.

         There is no charge for the maintenance of this special check writing privilege or for the clearance of any checks.

         When such a check is presented to the Bank for payment, a sufficient number of full and fractional shares in your account will be redeemed to cover the amount of the check. This check writing redemption procedure enables you to continue receiving dividends on those shares equaling the amount being redeemed by check until such time as the check is actually presented to the Bank for payment.

         Because these checks are paid by redemption of shares in your account, you should be certain that adequate shares are in the account to cover the amount of the check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." The fact that redemption checks are drafts may also permit a bank in which they are deposited to delay crediting the account in question until that bank has received payment funds for the redemption check. Note: You cannot use checks to redeem shares represented by certificates. If you purchase shares by check, you cannot use checks to redeem them until 15 days after your purchase.

         You may not present checks directly to any branch of the Bank. This does not affect checks used for the payment of bills or cashed at other banks. You may not use checks to redeem the entire balance of your account, since the number of shares in your account changes daily through dividend payments which are automatically reinvested in full and fractional shares. Only expedited redemption to a predesignated bank account or the regular redemption method (see below) may be used when closing your account.

         Multiple Redemption Services. You are not limited in choice of redemption methods but may utilize all available forms. However, when both redemption to a predesignated Financial Institution account and check writing are desired, you must so elect on your Application, or by proper completion of a Ready Access Features Form.

         Regular Redemption Method
         (Certificate and Non-Certificate Shares)

          Certificate Shares. Mail to the Funds' Agent: (1) blank (unsigned) certificates for Original Shares to be redeemed, (2) redemption instructions, and (3) a stock assignment form.

         To be in "proper form," items (2) and (3) must be signed by the registered shareholder(s) exactly as the account is registered. For a joint account, both shareholder signatures are necessary.

         For your protection, mail certificates separately from signed redemption instructions. We recommend that certificates be sent by registered mail, return receipt requested.

         We may require additional documentation for certain types of shareholders such as corporations, partnerships, trustees or executors, or if redemption is requested by someone other than the shareholder of record. The Agent may require signature guarantees if insufficient documentation is on file.

         We do not require a signature guarantee for redemptions up to $50,000, payable to the record holder(s), and sent to the address of record, except as noted above. In all other cases, signatures must be guaranteed.

         Your signature may be guaranteed by any:

                   member of a national securities exchange

                   U.S. bank or trust company

                  state-chartered savings bank

                  federally chartered savings and loan association

                  foreign bank having a U.S. correspondent bank; or

                  participant in the Securities Transfer Association Medallion Program ("STAMP"), the Stock Exchanges Medallion
                  Program ("SEMP"), or the New York Stock Exchange, Inc. Medallion Signature Program ("MSP").

         A notary public is not an acceptable signature guarantor.

         Non-Certificate Shares. You must use the Regular Redemption Method if you have not chosen Expedited Redemption to a predesignated Financial Institution account. To redeem by this method, send a letter of instruction to the Funds' Agent, which includes:

         Account name(s)

                  Account number

                  Dollar amount or number of shares to be redeemed or a
               statement that all shares held in the account are to be redeemed

                  Payment instructions (we normally mail redemption proceeds to your address as registered with a Fund)

                  Signature(s) of the registered shareholder(s) and

                  Signature guarantee(s), if required, as indicated above.

"When will I receive the proceeds of my redemption?"

         Redemption proceeds are normally sent, as shown below, to your address of record on the next business day following receipt of your redemption request in proper form. Except as described below, the Funds will send payments within 7 days.

Redemption                 Method of Payment              Charges

Under $1,000               Check                        None

$1,000 or more             Check or, if and as          None
                           you requested on your
                           Application or Ready Access
                           Features Form, wired
                           or transferred through
                           the Automated Clearing
                           House to your Financial
                           Institution Account.

Through a broker/         Check or wire, to your        None, although
dealer                     broker/dealer.               your
                                                        broker/dealer
                                                        may charge a
                                                        fee.

         Although the Funds do not currently intend to, any Fund may impose a charge, not exceeding $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. No Fund has any present intention of making this charge. Upon 30 days' written notice to shareholders, any Fund may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is currently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them. If you use a broker or dealer to arrange for a redemption, you may be charged a fee for this service.

         The Funds may delay payment for redemption of shares recently purchased by check (including certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment up to 15 days after purchase; however, payment for redemption will not be delayed after (i) the check or transfer of funds has been honored, or (ii) the Agent receives satisfactory assurance that your Financial Institution will honor the check or transfer of funds. You can eliminate possible delays by paying for purchased shares with wired funds or Federal Reserve drafts.

         The Funds have the right to postpone payment or suspend redemption rights during certain periods. These periods may occur (i) when the Exchange is closed for other than weekends and holidays, (ii) when the Securities and Exchange Commission (the "SEC") restricts trading on the Exchange, (iii) when the SEC determines an emergency exists which causes disposal of, or determination of, the value of portfolio securities to be unreasonable or impracticable, and (iv) during such other periods as the SEC may permit.

         Payment for redemption by any method (including redemption by check) of Original Shares recently purchased by check (irrespective of whether the check is a regular check or a certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment may be delayed up to 15 days or until (i) the purchase check or Automatic Investment or Telephone Investment has been honored or (ii) the Agent has received assurances by telephone or in writing from the bank on which the purchase check was drawn or from which the funds for Automatic Investment or Telephone Investment were transferred, satisfactory to the Agent and the Fund, that the purchase check or Automatic Investment or Telephone Investment will be honored. Original Shares so purchased within the prior 15 days will not be redeemed under the check writing redemption procedure and a shareholder must not write a check if (i) it will be presented to the Bank for payment within 15 days of a purchase of Original Shares by check and (ii) the redemption check would cause the redemption of some or all of those shares.

         Any Fund can redeem your shares if their value totals less than $500 as a result of redemptions or failure to meet and maintain the minimum investment level under an Automatic Investment Program. Before such a redemption is made, we will send you a notice giving you 60 days to make additional investments to bring your account up to the minimum.

         Redemption proceeds may be paid in whole or in part ("redemption in kind") by distribution of a Fund's portfolio securities in conformity with SEC rules. This method would only be used if the Trustees determine that payments partially or wholly in cash would be detrimental to the best interests of the remaining shareholders.

"Is there an Automatic Withdrawal Plan?"

          Yes. Under an Automatic Withdrawal Plan you can arrange to receive a monthly or quarterly check in a stated amount, not less than $50.

Distribution Arrangements

Confirmations and Share Certificates

         A statement will be mailed to you confirming each purchase of shares in a Fund. Accounts are rounded to the nearest 1/1000th of a share. The Funds will not issue share certificates unless you so request from the Agent in writing and declare a need for such certificates, such as a pledge of shares or an estate situation. If you have certificates issued, Expedited Redemption Methods described below will not be available and delay and expense may be incurred if you lose the certificates. The Funds will not issue certificates for fractional shares or to shareholders who have elected the checking account or predesignated bank account methods of withdrawing cash from their accounts.

         The Funds and the Distributor may reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.


Distribution Plan

      Each Fund has adopted a Distribution Plan under Rule 12b-1 ("Rule 12b-1") under the 1940 Act. Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under that rule. One section of the first part of the Distribution Plan of each Fund is designed to protect against any claim against or involving the Fund that some of the expenses which the Fund pays or may pay come within the purview of Rule 12b-1. Another section of the first part of the Distribution Plan authorizes Aquila Management Corporation (the "Administrator"), not the Fund, to make certain payments to certain Qualified Recipients (as defined in the Distribution Plan) which have rendered assistance in the distribution and/or retention of the Funds' shares. For the Cash Fund, these payments may not exceed
0.15 of 1% of the average annual net assets of the Fund for a fiscal year; for the Tax-Free Fund and the Government Securities Fund, the rate is 0.10 of 1%.

         The Distribution Plan has other provisions that relate to payments in connection with each Fund's Service Shares Class. None of such payments are made from assets represented by Original Shares of any Fund.

                                    Dividends

         The Funds will declare all of their net income for dividend purposes daily as dividends. If you redeem all of your shares, you will be credited on the redemption payment date with the amount of all dividends declared for the month through the date of redemption, or through the day preceding the date of redemption in the case of shares issued under the "second" method.

         You will receive monthly a summary of your account, including information as to dividends paid during the month and the shares credited to your account through reinvestment of dividends.

         Dividends paid by each Fund with respect to Service Shares (the Fund's other class of shares) and Original Shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount except that any class expenses (including payments made by Service Shares under the Distribution Plan) will be borne exclusively by that class. Dividends on Original Shares are expected generally to be higher than those on Service Shares because expenses allocated to Service Shares will generally be higher.

         Dividends will be taxable to you as ordinary income (except as described in "Tax Information Concerning the Tax-Free Fund" below), even though reinvested. Statements as to the tax status of your dividends will be mailed annually.

         It is possible but unlikely that a Fund may have realized long-term capital gains or losses in a year.

         Dividends of each Fund will automatically be reinvested in full and fractional shares of the same class at net asset value unless you elect otherwise.

         You may choose to have all or any part of the payments for dividends paid in cash. You can elect to have the cash portion of your dividends deposited, without charge, by electronic funds transfers into your account at a financial institution, if it is a member of the Automated Clearing House.

         You can make any of these elections on the Application, by a Ready Access Features Form or by a letter to the Agent. Your election to receive some or all of your dividends in cash will be effective as of the next payment of dividends after it has been received in proper form by the Agent. It will continue in effect until the Agent receives written notification of a change.

         All shareholders, whether their dividends are received in cash or reinvested, will receive a monthly statement indicating the current status of their account.

         If you do not comply with laws requiring you to furnish taxpayer identification numbers and report dividends, the Funds may be required to impose backup withholding upon payment of redemptions and dividends. The current backup withholding rate is 31%; it will become 30% for payments made after January 1, 2002.

                                 Tax Information

Tax Information Concerning the Tax-Free Fund

         The Tax-Free Fund seeks to pay "exempt-interest dividends." These are dividends derived from net income received by the Tax-Free Fund on its Municipal Obligations, provided that, as the Tax-Free Fund intends, at least 50% of the value of its assets is invested in tax-exempt obligations. Such dividends are exempt from regular Federal income tax. Classification of dividends as exempt-interest or non-exempt-interest is made by one designated percentage applied uniformly to all income dividends made during the Tax-Free Fund's tax year. Such designation will normally be made in the first month after the end of each of the Tax-Free Fund's fiscal years as to income dividends paid in the prior year. The percentage of income designated as tax-exempt for any particular dividend may be different from the percentage of the Tax-Free Fund's income that was tax-exempt during the period covered by the dividend.

         A shareholder receiving a dividend from net interest income earned by the Tax-Free Fund from one or more of (i) Taxable Obligations and (ii) income from repurchase agreements and securities loans treats the dividend as a receipt of ordinary income in the computation of the shareholder's gross income regardless of whether it is reinvested in Tax-Free Fund shares; such dividends and capital gains distributions are not included in exempt-interest dividends.

         Under the Internal Revenue Code, interest on loans incurred by shareholders to enable them to purchase or carry shares of the Tax-Free Fund may not be deducted for regular Federal tax purposes. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are deemed used for the purpose of purchasing or carrying particular assets, the purchase of shares of the Tax-Free Fund may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

         If you or your spouse are receiving Social Security or railroad retirement benefits, a portion of these benefits may become taxable, if you receive exempt-interest dividends from the Tax-Free Fund.

         If you, or someone related to you, is a "substantial user" of facilities financed by industrial development or private activity bonds, you should consult your own tax adviser before purchasing shares of the Tax-Free Fund.

         Interest from all Municipal Obligations is tax-exempt for purposes of computing the shareholder's regular tax. However, interest from so-called private activity bonds issued after August 7, 1986, constitutes a tax preference for both individuals and corporations and thus will enter into a computation of the alternative minimum tax ("AMT"). Whether or not that computation will result in a tax will depend on the entire content of your return. The Tax-Free Fund will not invest more than 20% of its assets in the types of Municipal Obligations that pay interest subject to AMT. The 20% limit is a fundamental policy of the Tax-Free Fund; it cannot be changed without shareholder approval. An adjustment required by the Code will tend to make it more likely that corporate shareholders will be subject to AMT. They should consult their tax advisers.

Hawaiian Tax Information

    The Tax-Free Fund, and dividends and distributions made by the Tax-Free Fund to Hawaii residents, will generally be treated for Hawaii income tax purposes in the same manner as they are treated under the Code for Federal income tax purposes. Under Hawaii law, however, interest derived from obligations of states (and their political subdivisions) other than Hawaii will not be exempt from Hawaii income taxation. (Interest derived from bonds or obligations issued by or under the authority of the following is exempt from Hawaii income taxation:
Guam, Northern Mariana Islands, Puerto Rico, and the Virgin Islands.) For the calendar years 2000, 1999 and 1998, the percentage of the Tax-Free Fund's dividends exempt from State of Hawaii income taxes was 48.3%, 41.3% and 37.7% respectively, which should not be considered predictive of future results.

         Interest on Hawaiian Obligations, tax-exempt obligations of states other than Hawaii and their political subdivisions, and obligations of the United States or its possessions is not exempt from the Hawaii Franchise Tax. This tax applies to banks, building and loan associations, financial service loan companies, financial corporations, and small business investment companies.

         Persons or entities who are not Hawaii residents should not be subject to Hawaii income taxation on dividends and distributions made by the Tax-Free Fund but may be subject to other state and local taxes.

Hawaiian Tax Information Concerning the Government Securities Fund

         The Director of Taxation of Hawaii has stated to the Government Securities Fund that dividends paid by a regulated investment company from interest it receives on United States Government obligations will be exempt from State of Hawaii income tax. For the calendar years 2000, 1999 and 1998, the percentage of the Government Securities Fund's dividends exempt from State of Hawaii income taxes was 100%, 99.7% and 92.8% respectively, which should not be considered predictive of future results. Dividends paid from other types of interest (including interest on U.S. Treasury repurchase transactions), and capital gains distributions, if any, will be taxable.



                            The Pacific Capital Funds
                              of Cash Assets Trust

                                    Cash Fund
                                 Original Shares

                              Financial Highlights
                      (For a Share Outstanding Throughout Each Period)

         The financial highlights table is intended to help you understand the Fund's financial performance for the indicated periods of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in Original Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.

                                      Year Ended March 31,
                            2001    2000      1999     1998      1997

Net Asset Value,
 Beginning of  Year .......$1.00    $1.00    $1.00     $1.00     $1.00
Income from
Investment Operations:
 Net investment income..... 0.06     0.05     0.05      0.05      0.05
       Less distributions:
 Dividends from net
  investment income........(0.06)   (0.05)   (0.05)    (0.05)    (0.05)
     Net Asset Value, End
 of  Year .................$1.00    $1.00    $1.00     $1.00     $1.00
Total Return............... 5.90%    4.89%    4.90%     5.15%     4.88%
       Ratios/Supplemental Data
  Net Assets,
  End of Year (millions)... $364     $513     $418      $419      $421
Ratio of Expenses to Average
 Net Assets ............... 0.57%    0.56%    0.57%     0.58%     0.60%
    Ratio of Net Investment
 Income to
 Average Net Assets........ 5.77%    4.80%    4.79%     5.03%     4.78%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of Expenses to Average
 Net Assets................ 0.57%    0.56%    0.56%     0.57%     0.60%


Unaudited: The Fund's "current yield" for the seven days ended March 31, 2001 was 4.57% and its "compounded effective yield" for that period was 4.67%. Current yield is net income over a stated seven-day period annualized, and is shown as a percentage. Effective yield is calculated similarly, but, when annualized, the income earned is assumed to be reinvested, which gives effect to compounding.


                            The Pacific Capital Funds
                              of Cash Assets Trust

                                  Tax-Free Fund
                                 Original Shares

                              Financial Highlights
                    (For a Share Outstanding Throughout Each Period)

         The financial highlights table is intended to help you understand the Fund's financial performance for the indicated periods of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in Original Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.

                                              Year Ended March 31,
                            2001    2000      1999     1998      1997

Net Asset Value,
 Beginning of  Year ......$1.00    $1.00    $1.00     $1.00     $1.00
Income from
Investment Operations:
 Net investment income..... 0.04     0.03     0.03      0.03      0.03
       Less distributions:
 Dividends from net
  investment income........(0.04)   (0.03)   (0.03)    (0.03)    (0.03)
     Net Asset Value, End
 of  Year .................$1.00    $1.00    $1.00     $1.00     $1.00
Total Return............... 3.58%    2.95%    2.91%     3.08%     3.00%
       Ratios/Supplemental Data
  Net Assets,
  End of Year (millions)... $101     $100     $ 83      $ 77      $ 91
Ratio of Expenses to Average
 Net Assets ............... 0.53%    0.52%    0.54%     0.63%     0.55%
  Ratio of Net Investment
 Income to
 Average Net Assets........ 3.50%    2.93%    2.85%     3.04%     2.97%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of Expenses to Average
 Net Assets................ 0.53%    0.52%    0.53%     0.63%     0.55%




Unaudited: The Fund's "current yield" for the seven days ended March 31, 2001 was 3.07% and its "compounded effective yield" for that period was 3.12%. Current yield is net income over a stated seven-day period annualized, and is shown as a percentage. Effective yield is calculated similarly, but, when annualized, the income earned is assumed to be reinvested, which gives effect to compounding.


                            The Pacific Capital Funds
                              of Cash Assets Trust

                           Government Securities Fund
                                 Original Shares

                              Financial Highlights
                            (For a Share Outstanding Throughout Each Period)

         The financial highlights table is intended to help you understand the Fund's financial performance for the indicated periods of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in Original Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request. On April 1, 1998, the Fund, formerly called Pacific Capital U.S. Treasuries Cash Assets Trust, became Pacific Capital U.S. Government Securities Cash Assets Trust.

                                                   Year Ended March 31,
                            2001    2000      1999     1998      1997

Net Asset Value,
 Beginning of  Year .......$1.00    $1.00    $1.00     $1.00     $1.00
Income from
Investment Operations:
 Net investment income..... 0.06     0.05     0.04      0.05      0.05
       Less distributions:
 Dividends from net
  investment income........(0.06)   (0.05)   (0.04)    (0.05)    (0.05)
     Net Asset Value, End
 of  Year .................$1.00    $1.00    $1.00     $1.00     $1.00
Total Return............... 5.88%    4.83%    4.80%     4.95%     4.76%
       Ratios/Supplemental Data
  Net Assets,
  End of Year (millions)... $151     $166     $140      $101      $ 66
Ratio of Expenses to Average
 Net Assets ............... 0.47%    0.49%    0.49%     0.52%     0.56%
   Ratio of Net Investment
 Income to
 Average Net Assets........ 5.73%    4.73%    4.70%     4.85%     4.65%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of Expenses to Average
 Net Assets................ 0.47%    0.49%    0.49%     0.52%     0.55%

Unaudited: The Fund's "current yield" for the seven days ended March 31, 2001 was 4.70% and its "compounded effective yield" for that period was 4.81%. Current yield is net income over a stated seven-day period annualized, and is shown as a percentage. Effective yield is calculated similarly, but, when annualized, the income earned is assumed to be reinvested, which gives effect to compounding.





[LOGO]                         Application for
       The Pacific Capital Funds of Cash Assets Trust - Original Shares Please complete steps 1 through 4 and mail to:
                                PFPC Inc.
                  400 Bellevue Parkway, Wilmington, DE 19809
                                  1-800-255-2287



STEP 1
A. ACCOUNT REGISTRATION

___Individual  Use line 1
___Joint Account*  Use lines 1&2
___For a Minor  Use line 3
___For Trust, Corporation,
   Other Organization or
   any Fiduciary capacity
   Use line 4
 * Joint accounts will be joint
   tenants with rights of survivorship
   unless otherwise specified.
** Uniform Gifts/Transfers to Minors Act.

Please type or print name(s) exactly as account is to be registered

1._____________________________________________________________________
  First Name  Middle Initial  Last Name   Social Security Number

2._____________________________________________________________________
  First Name  Middle Initial  Last Name   Social Security Number

3._____________________________________________________________________
  Custodian's First Name    Middle Initial    Last Name

Custodian for_________________________________________________________
              Minor's First Name    Middle Initial   Last Name
Under the________________ UGTMA**_____________________________________
          Name of State              Minor's Social Security Number

4._____________________________________________________________________

  ---------------------------------------------------------------------
  (Name of corporation or organization. If a trust, include the name(s) of trustees in which account will be registered and the name and date of the trust instrument. An account for a pension or profit sharing plan or trust may be registered in the name of the plan or trust itself.)

  ----------------------------------------------------------------------
  Tax I.D. Number       Authorized Individual            Title


B. MAILING ADDRESS AND TELEPHONE NUMBER

  ----------------------------------------------------------------------
  Street or PO Box                    City
  ---------------------------------     (----)--------------------------
  State                    Zip           Daytime Phone Number

  Occupation:______________________  Employer:__________________________

  Employer's Address:___________________________________________________
                     Street Address:      City          State   Zip

  Citizen or resident of: ___ U.S. Other___ ______ Check here ___ if you are a non-U.S. citizen or resident and not subject to back-up withholding (See certification in Step 4, Section B, below.)


C. INVESTMENT DEALER OR BROKER:
   (Important - to be completed by dealer or broker)

   --------------------------------  ---------------------------------
   Dealer Name                          Branch Number

   -------------------------------- ---------------------------------
   Street Address                       Rep.Number/Name

   -------------------------------- (-------)------------------------
   City           State     Zip      Area Code    Telephone



STEP 2
PURCHASES OF SHARES

A. INITIAL INVESTMENT

  ___ Pacific Capital Cash Assets Trust (810)
    ___ Pacific Capital Tax-Free Cash Assets Trust (820)
  ___ Pacific Capital U.S. Government Securities Cash Assets Trust (830)

  1) ___ By Check
  2) ___ By Wire

  1) By Check: Make check payable to either: Pacific Capital
  Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, or Pacific Capital U.S. Government Securities Cash Assets Trust

  Amount of investment $ ____________ Minimum initial investment $1,000

                             OR
  2) By Wire*:

 $______________________________    From_______________________________
                          Name of Financial Institution
  ---------------------------------     -------------------------------
  Financial Institution Account No.     Branch, Street or Box#

  On_______________________________    ________________________________
             (Date)                     City         State   Zip

* NOTE: To insure prompt and proper crediting to your account, if you choose this method of payment you should first telephone the Agent (800-255-2287 toll free) and then instruct your Financial Institution to wire funds as indicated below for the appropriate Fund:

Wire Instructions:
PNC Bank, N A
ABA No. 0310-0005-3
CR A/C 04-01787

For further credit to (specify the Fund you are investing in)
    Pacific Capital Cash Assets Trust (Original Shares) A/C 85-0216-4589 Pacific Capital Tax-Free Cash Assets Trust (Original Shares)
      A/C 85-0216-4626
    Pacific Capital U.S. Government Securities Cash Assets Trust
      (Original Shares) A/C 85-0216-4714

Please include account name(s) and number (if an existing account) or the name(s) in which the investment is to be registered (if a new account).

           (A FINANCIAL INSTITUTION IS A COMMERCIAL BANK,
                  SAVINGS BANK OR CREDIT UNION.)



B. DIVIDENDS
 All income dividends are automatically reinvested in additional shares at net asset value unless otherwise indicated below.

To reinvest any portion of a dividend, with the balance paid in cash, indicate a percent below:

  Dividends are to be:___% Reinvested ___% Paid in cash*

  Direct 100% income dividend to my Aquilasm Group of Funds account #____________.

   * FOR CASH DIVIDENDS, PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS:

   ___Deposit directly into my/our Financial Institution account. ATTACHED IS A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK showing the Financial Institution (a commercial bank, savings bank or credit union) account where I/we would like you to deposit the dividend.

   ___ Mail check to my/our address listed in Step 1B.


STEP 3
SPECIAL FEATURES

A. AUTOMATIC INVESTMENT PROGRAM
   (Check appropriate box)
   ___ Yes ___No

   This option provides you with a convenient way to have amounts automatically drawn on your Financial Institution account and invested in your account. To establish this program, please complete Step 4, Sections A & B of this Application.

   I/We wish to make regular monthly investments of $______ (minimum $50) on the ___ 1st day or ___ 16th day of the month (or on the first business day after that date).

      (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)


B. TELEPHONE INVESTMENT
   (Check appropriate box)
   ___ Yes ___No

   This option provides you with a convenient way to add to your account (minimum $50 and maximum $50,000) at any time you wish by simply calling the Agent toll-free at 1-800-255-2287. To establish this program, please complete Step 4, Sections A & B of this Application.

      (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)


C. AUTOMATIC WITHDRAWAL PLAN
   (Minimum investment $5,000)

   Application must be received in good order at least 2 weeks prior to first actual liquidation date.
   (Check appropriate box)
   ___ Yes ___No

      Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan Provisions set forth below. To realize the amount stated below, the Agent is authorized to redeem sufficient shares from this account at the then current net asset value, in accordance with the terms below:

     Dollar amount of each withdrawal $____________ beginning_______________
Minimum:$50            Month/Year

           Payments to be made: ___ Monthly or ___ Quarterly

      Checks should be made payable as indicated below. If check is payable to a Financial Institution for your account, indicate Financial Institution name, address and your account number.

---------------------------------------     --------------------------
First Name   Middle Initial   Last Name     Financial Institution Name

---------------------------------------     --------------------------
Street                                      Financial Institution
                                            Street Address

---------------------------------------     --------------------------
 City                  State       Zip       City        State     Zip

                                      ------------------------------------
                                      Financial Institution Account Number


D. TELEPHONE EXCHANGE
   (Check appropriate box)
   ___ Yes ___ No

This option allows you to effect exchanges among accounts in your name within the Aquilasm Group of Funds and Pacific Capital Funds by telephone.
TO MAKE A TELEPHONE EXCHANGE, CALL THE AGENT AT 1-800-255-2287

   The Agent is authorized to accept and act upon my/our or any other person's telephone instructions to execute the exchange of shares with identical shareholder registration in the manner described in the Prospectus. Except for gross negligence in acting upon such telephone instructions, and subject to the conditions set forth herein, I/we understand and agree to hold harmless the Agent, each of the Aquila Funds and Pacific Capital Funds, and their respective officers, directors, trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorney's fees, resulting from acceptance of, or acting or failure to act upon, this authorization.


E. EXPEDITED REDEMPTION
  (Check appropriate box)
  ___Yes ___ No

  The proceeds will be deposited to your Financial Institution account listed.

  TO MAKE AN EXPEDITED REDEMPTION, CALL THE AGENT AT 1-800-255-2287

   Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of $1,000 or more to my/our account at a Financial Institution. The Financial Institution account must be in the same name(s) as this Trust account is registered.

    (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)

--------------------------------  -----------------------------------
Account Registration              Financial Institution Account Number
--------------------------------  -----------------------------------
Financial Institution Name        Financial Institution Transit/Routing
                                                                Number
--------------------------------  -----------------------------------
   Street                               City          State     Zip


F. CHECKING ACCOUNT SERVICE
   (Check appropriate box)
   ___ Yes ___ No

     Please open a redemption checking account at PNC Bank, N A, in my (our) name(s) as registered and send me (us) a supply of checks. I (we) understand that this checking account will be subject to the rules and regulations of PNC Bank, N A, pertaining thereto and as amended from time to time. For joint account: Check here whether either owner ___ is authorized, or all owners ___ are required to sign checks. IF NO BOX IS CHECKED, TWO SIGNATURES WILL BE REQUIRED ON JOINT ACCOUNTS.

STEP 4 Section A
DEPOSITORS AUTHORIZATION TO HONOR DEBITS

       IF  YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE INVESTMENT YOU
                 MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge to my/our account any drafts or debits drawn on my/our account initiated by the Agent, PFPC Inc., and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.

I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

Financial Institution Account Number______________________________________

Name and Address
where my/our account     Name of Financial Institution____________________
is maintained            Street Address___________________________________
                         City______________________State_____ Zip_________

Name(s) and
Signature(s) of           _______________________________
Depositor(s) as they           (Please Print)
appear where account     X_______________________________     __________
is registered                    (Signature)                  (Date)

                           --------------------------------
                                (Please Print)
                         X_______________________________     __________
                                  (Signature)                 (Date)



                           INDEMNIFICATION AGREEMENT

To: Financial Institution Named Above

So that you may comply with your depositor's request, Aquila
Distributors, Inc. (the "Distributor") agrees:

1 Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated Clearing House Association.

2 To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3 To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.



STEP 4 Section B
SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED

  The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Trust and has received and read a current Prospectus of the Trust and agrees to its terms.

  I/We authorize the Trust and its agents to act upon these instructions for the features that have been checked.

  I/We acknowledge that in connection with an Automatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, the Trust and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Trust account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Trust and its agents to correct any transfer error by a debit or credit to my/our Financial Institution account and/or Trust account and to charge the account for any related charges.

  The Trust, the Agent and the Distributor and their trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt.

                         Certification of Taxpayer Identification Number

--------------------------------------------------------------------------------
Under penalties of perjury, I certify that:
1. The number shown on this form is my correct taxpayer identification number or I am waiting for a number to be issued to me, and
2. I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Services (IRS) that I am subject to backup withholding as a result of a failure to report all interest and dividends; or (c) the IRS has notified me that I am no longer subject to backup withholding, and
3.       I am a U.S. person (including a U.S. resident alien).

Certification Instructions. You must cross out item 2 above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on you tax return.

The Internal Revenue Service does not require your consent to any provisions of this document other than the certifications required to avoid backup withholding.
--------------------------------------------------------------------------------

NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW.
FOR A TRUST, ALL TRUSTEES MUST SIGN.*

------------------------------    --------------------------  ----------
Individual (or Custodian)          Joint Registrant, if any    Date
------------------------------    --------------------------  ----------
Corporate Officer, Partner,                 Title              Date
Trustee, etc.

* For Trusts, Corporations or Associations, this form must be accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.


SPECIAL INFORMATION

  Certain features (Automatic Investment, Telephone Investment, Expedited Redemption and Direct Deposit of Dividends) are effective 15 days after this form is received in good order by the Trust's Agent.

  You may cancel any feature at any time, effective 3 days after the Agent receives written notice from you.

  Either the Trust or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.

  The Trust reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days' written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.


BANKING INFORMATION

  If your Financial Institution account changes, you must complete a Ready Access Features Form which may be obtained from Aquila Distributors at 1-800-228-7496 and send it to the Agent together with a "voided" check or pre-printed deposit slip from the new account. The new Financial Institution change is effective in 15 days after this form is received in good order by the Trust's Agent.


[Inside Back Cover]


INVESTMENT ADVISER
Asset Management Group of
  Bank of Hawaii
Financial Plaza of the Pacific
P.O. Box 3170
Honolulu, Hawaii 96802

ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017

TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Arthur K. Carlson
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Diana P. Herrmann, President
Charles E. Childs, III, Senior Vice President
Sherri Foster, Vice President
John M. Herndon, Vice President and Assistant Secretary
Rose F. Marotta, Chief Financial Officer
Joseph P. DiMaggio, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street
Columbus, Ohio 43271

INDEPENDENT AUDITORS KPMG LLP
 757 Third Avenue
 New York, New York 10017

COUNSEL
Hollyer Brady Smith & Hines LLP
551 Fifth Avenue
New York, New York 10176


Back Cover

         This Prospectus concisely states information about the Funds that you should know before investing. A Statement of Additional Information about the Funds (the "SAI") has been filed with the Securities and Exchange Commission. The SAI contains information about the Funds and their management not included in this Prospectus. The SAI is incorporated by reference in its entirety in this Prospectus. Only when you have read both this Prospectus and the SAI are all material facts about the Funds available to you.

         You can get additional information about the Funds' investments in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. You can get the SAI and the Funds' annual and semi-annual reports without charge, upon request, by calling 800-255-2287 (toll free).

         In addition, you can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room of the SEC in Washington, D.C. Information on the operation of the SEC's Public Reference Room is available by calling 1-202-942-8090. Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information can be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The file number under which the Trust is registered with the SEC under the Investment Company Act of 1940 is 811-4066


The Pacific Capital Funds
         of
  Cash Assets Trust

Pacific Capital Cash Assets Trust
Pacific Capital Tax-Free Cash Assets Trust
Pacific Capital U.S. Government Securities Cash Assets Trust

A cash management
investment

[LOGO]

PROSPECTUS

Original Shares


To receive a free copy of the SAI, the annual or the semi-annual report, which includes information about all of the Funds, or other information about the Funds, or to make shareholder inquiries, call:

                    the Fund's Shareholder Servicing Agent at
                             800-255-2287 toll free

                              or you can write to:

                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809

For general inquiries and yield information, call 800-228-7496 or 212-697-6666

This Prospectus should be read and retained for future reference





                            The Pacific Capital Funds
                                       of
                                Cash Assets Trust

                         380 Madison Avenue, Suite 2300
                            New York, New York 10017
                            800-CATS-4-YOU (800-228-7496)
                                  212-697-6666

Service Shares
Prospectus                                             July 31, 2001

         Cash Assets Trust consists of three separate portfolios:

         Pacific Capital Cash Assets Trust (the "Cash Fund") is a general purpose money-market mutual fund which invests in short-term "money-market" securities.

         Pacific Capital Tax-Free Cash Assets Trust (the "Tax-Free Fund") is a tax-exempt money-market mutual fund which invests in short-term tax-exempt "money-market" securities.

         Pacific Capital U.S. Government Securities Cash Assets Trust (the "Government Securities Fund") is a money-market mutual fund which invests in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government and in certain repurchase agreements secured by U.S. government securities.

         For purchase, redemption or account inquiries contact the Funds' Shareholder Servicing Agent:

                           PFPC Inc.
                           400 Bellevue Parkway
                           Wilmington, DE 19809

                           call 800-255-2287 toll free
                    For general inquiries & yield information
                   call 800-228-7496 toll free or 212-697-6666

The Securities and Exchange Commission has not approved or disapproved the Trust's securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS

The Cash Fund: Objective, Investment Strategies,
Main Risks...................................
Risk/Return Bar Chart and Performance Table .....
Fees and Expenses of the Cash Fund...................
The Tax-Free Fund: Objective, Investment Strategies,
Main Risks...................................
Risk/Return Bar Chart and Performance Table .....
Fees and Expenses of the Tax-Free Fund...................
The Government Securities Fund: Objective, Investment Strategies,
Main Risks...................................
Risk/Return Bar Chart and Performance Table .....
Fees and Expenses of the Government Securities Fund
Management of the Funds.................................
Net Asset Value per Share........................
Purchases .......................................
Redeeming Your Investment........................
Dividends........................................
Tax Information..................................
Financial Highlights.............................
Application


The Cash Fund: Objective, Investment Strategies, Main Risks

"What is the Cash Fund's objective?"

         The objective of the Cash Fund is to achieve a high level of current income, stability and liquidity for investors' cash assets by investing in a diversified portfolio of short-term "money-market" securities meeting specific quality standards.

"What are the Cash Fund's investment strategies?"

         The Cash Fund seeks to attain this objective by investing in short-term money-market securities denominated in U.S. dollars that are of high quality and present minimal credit risks.

         Under the current management policies, the Cash Fund invests only in the following types of obligations:

          (1) U.S. government securities or obligations guaranteed by the U.S. government or its agencies or instrumentalities.

          (2) Bank obligations and instruments secured by them. ("Banks" include commercial banks, savings banks and savings and loan associations and include foreign banks and foreign branches of United States banks.)

          (3) Short-term corporate debt known as "commercial paper."

          (4) Corporate debt obligations (for example, bonds and debentures). Debentures are a form of unsecured corporate debt.

          (5) Variable amount master demand notes which are repayable on not more than 30 days' notice.

         (6) Repurchase agreements.

         (7) Shares of investment companies with money-market portfolios.

         The Cash Fund seeks to maintain a net asset value of $1.00 per share.

         In general, not more than 5% of the Cash Fund's net assets can be invested in the securities of any issuer.

         The dollar weighted average maturity of the Cash Fund will be 90 days or less and the Cash Fund may buy only those instruments that have a remaining maturity of 397 days or less.

         Securities the Cash Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the nationally recognized statistical rating organizations ("NRSROs") or, if they are unrated, they must be determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.


         Asset Management Group of Bank of Hawaii (the "Adviser") seeks to develop an appropriate portfolio by considering the differences among securities of different issuers, yields, maturities and market sectors.

         The Cash Fund may change any of its management policies without shareholder approval.

"What are the main risks of investing in the Cash Fund?"

         Although the Cash Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Cash Fund.

         Investment in the Cash Fund is not a deposit in Bank of Hawaii, any of its bank or non-bank affiliates or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them. Variable amount master demand notes repayable in more than seven days are securities which are not readily marketable, and fall within the Cash Fund's overall 10% limitation on securities which are illiquid. These notes are also subject to credit risk.

         Repurchase agreements involve some risk to the Cash Fund if the other party does not l its obligations under the agreement.

         The value of money-market instruments tends to fall if prevailing interest rates rise.

         Corporate bonds and debentures are subject to interest rate and credit risks.

         Interest rate risk relates to fluctuations in market value arising from changes in interest rates. If interest rates rise, the value of debt securities will normally decline. All fixed-rate debt securities, even the most highly rated, are subject to interest rate risk. Credit risk relates to the ability of the particular issuers of the obligations the Cash Fund owns to make periodic interest payments as scheduled and ultimately repay principal at maturity.

         Investments in foreign banks and foreign branches of United States banks involve certain risks. Foreign banks and foreign branches of domestic banks may not be subject to regulations that meet U.S. standards. Investments in foreign banks and foreign branches of domestic banks may also be subject to other risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.


                                    Cash Fund
                   Risk/Return Bar Chart and Performance Table

The bar chart and table shown below provide an indication of the risks of investing in the Cash Fund's Service Shares by showing changes in the Cash Fund's performance from year to year over a 5-year period and by showing the Cash Fund's average annual returns for one and five years, and since inception. How the Cash Fund has performed in the past is not necessarily an indication of how the Cash Fund will perform in the future.



[Bar Chart]
Annual Total Returns
1996-2000


10%

8%

6%                          5.69
    4.62  4.83  4.80  4.38  XXXX
4%  XXXX  XXXX  XXXX  XXXX  XXXX
    XXXX  XXXX  XXXX  XXXX  XXXX
2%  XXXX  XXXX  XXXX  XXXX  XXXX
    XXXX  XXXX  XXXX  XXXX  XXXX
0%  XXXX  XXXX  XXXX  XXXX  XXXX

    1996  1997  1998  1999  2000
    Calendar Years


During the 5-year period shown in the bar chart, the highest return for a quarter was 1.48% (quarter ended December 31, 2000) and the lowest return for a quarter was 1.01% (quarter ended June 30, 1999).

The year-to-date (from January 1, 2001 to June 30, 2001) total return was 2.13%.


                     Average Annual Total Return

For the period ended
December 31, 2000
                                        Since
                    1 Year   5 Years   Inception


Pacific Capital Cash Assets Trust - Service Shares

                    5.69%     4.87%       4.92%*


* From commencement of operations on February 1, 1995.


Please call (800) 228-7496 toll free to obtain the Cash Fund's most current seven-day yield.


                                    Cash Fund
                          Fees and Expenses of the Fund
                                (Service Shares)

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Cash Fund.


Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases.........................0.00%
Maximum Deferred Sales Charge (Load).........0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends......................0.00%
Redemption Fees..............................0.00%
Exchange Fees................................0.00%


Annual Fund Operating Expenses (expenses that are deducted from the Cash Fund's assets)


Investment Advisory Fee......................0.38%
Distribution (12b-1) Fee....................0.25%
All Other Expenses:
 Administration Fee....................0.12%
 Other Expenses........................0.07%
 Total All Other Expenses....................0.19%
Total Annual Fund Operating Expenses.........0.82%

Example

This Example is intended to help you compare the cost of investing in the Service Shares of the Cash Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Cash Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs ould be:

           1 year   3 years  5 years   10 years

             $84     $262     $455      $1,014



The Tax-Free Fund: Objective, Investment Strategies, Main Risks

"What is the Tax-Free Fund's objective?"

         The objective of the Tax-Free Fund is to provide safety of principal while achieving as high a level as possible of liquidity and of current income exempt from Federal and Hawaii income taxes.

"What are the Tax-Free Fund's investment strategies?"

         The Tax-Free Fund seeks to attain this objective by investing in municipal obligations of Hawaiian issuers to the extent that obligations of the desired quality, maturity and interest rate are available; otherwise by investing in similar obligations of non-Hawaii issuers. These obligations must have remaining maturities not exceeding one year, must be of high quality and must present minimal credit risks. At least 80% of the Tax-Free Fund's assets must be invested in tax-exempt obligations.

         Under the current management policies, the Tax-Free Fund invests only in the following types of obligations:

Municipal Obligations

         As used in this Prospectus, the term "Municipal Obligations" means obligations with maturities of 397 days or less paying interest which, in the opinion of bond counsel or other appropriate counsel, is exempt from regular Federal income taxes. "Hawaiian Obligations" are Municipal Obligations, including those of Guam, the Northern Mariana Islands, Puerto Rico and the Virgin Islands, paying interest which, in the opinion of bond counsel or other appropriate counsel, is also exempt from Hawaii state income taxes.

         Although the portion of dividends of the Tax-Free Fund paid from interest on Hawaiian Obligations will be free of Hawaii state income tax, that paid from interest on other Municipal Obligations will not. Since it is not possible to predict the extent to which suitable Hawaiian Obligations will be available for investment, the Tax-Free Fund has no investment restriction limiting the proportion of its portfolio which it may invest in other Municipal Obligations.

         Although exempt from regular Federal income tax, interest paid on certain types of Municipal Obligations, and dividends which the Tax-Free Fund might pay from this interest, are preference items as to the Federal alternative minimum tax. As a fundamental policy, at least 80% of the Tax-Free Fund's net assets will be invested in Municipal Obligations the income paid upon which will not be subject to the alternative minimum tax; accordingly, the Tax-Free Fund can invest the rest of its assets in obligations which are subject to the Federal alternative minimum tax. The Tax-Free Fund may refrain entirely from purchasing these types of Municipal Obligations.

         Municipal Obligations are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities. Such obligations include:

Municipal Bonds

         Municipal bonds generally have a maturity at the time of issuance of up to 30 years. The Tax-Free Fund can purchase only those with a remaining maturity of 13 months or less.

Municipal Notes

         Municipal notes generally have maturities at the time of issuance of three years or less. These notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements or of other revenues. The ability of an issuer to make payments is therefore dependent on these tax receipts, proceeds from bond sales or other revenues, as the case may be.

Municipal Commercial Paper

         Municipal commercial paper is a debt obligation with a stated maturity of 397 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt.

Concentration

         From time to time the Tax-Free Fund may invest 25% or more of its assets in Municipal Obligations that are related in such a way that an economic, business or political development or change affecting one of these obligations would also affect the other obligations, for example, Municipal Obligations the interest on which is paid from revenues of similar type projects or Municipal Obligations whose issuers are located in the same state.

         The Tax-Free Fund may purchase shares of investment companies with money-market portfolios consisting only of Municipal Obligations.

         The Tax-Free Fund seeks to maintain a net asset value of $1.00 per share.

         The dollar weighted average maturity of the Tax-Free Fund will be 90 days or less and the Tax-Free Fund may buy only those instruments that have a remaining maturity of 397 days or less.

         Securities the Tax-Free Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the NRSROs or, if they are unrated, be determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

         The Adviser seeks to develop an appropriate portfolio by considering the differences among securities of different issuers, yields, maturities and market sectors.

         The Tax-Free Fund may change any of its management policies without shareholder approval.

"What are the main risks of investing in the Tax-Free Fund?"

         Although the Tax-Free Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Tax-Free Fund.

Hawaiian Obligations

         The Tax-Free Fund's assets, being primarily Hawaiian issues, are subject to economic and other conditions affecting Hawaii. Adverse local events, such as a downturn in the Hawaiian economy, could affect the value of the Tax-Free Fund's portfolio.

         The following is a discussion of the general factors that might influence the ability of Hawaiian issuers to repay principal and interest when due on Hawaiian Obligations. This information is derived from sources that are generally available to investors, is believed to be accurate, but has not been independently verified and may not be complete. Economic conditions are subject to change and there can be no assurance that the following information will not change.


         Hawaii's economy began to turn around in 1999 and continued to improve in 2000, but since mid-2000 has softened somewhat along with the general U.S. economy. Growth in wages and salaries has slowed along with employment. Hawaii's consumer price index increased by 1.7% in the second half of 2000, reducing the annual inflation rate to 1.7%, which is about half the national rate. The Hawaii unemployment rate as of April 2001 was 4.0%, lower than the 4.5% rate for the U.S. overall.


         Although statewide the total number of jobs increased 2.9% in the first quarter of 2001, the slight slowing of the growth from that of 2000 has resulted in an increase in unemployment.


         Construction has been robust due to a strong real estate market. Contracting receipts grew 12.3% between mid-1999 and mid-2000 and 19.8% in the second half of 2000. The favorable interest rate climate is expected to allow construction to continue to expand.


         Tourism, the state's principal industry, has been flat to down slightly in the first half of 2001 versus a record number of visitors in 2000. Arrivals by air for the first quarter of 2001 were flat, but arrivals including cruise ship passengers are higher than in 2000. The state's forecast of a 2% growth in arrivals is dependent on a re-acceleration of the U.S. economy in the second half of 2001.


         Hawaii's economy has made a discernible upturn in recent years. Moody's upgraded the State's General Obligation debt rating from A1 to Aa3 in October of 2000. S & P has left their A+ rating intact.

Other Main Risks

         Investment in the Tax-Free Fund is not a deposit in Bank of Hawaii, any of its bank or non-bank affiliates or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         The Tax-Free Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Tax-Free Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Tax-Free Fund's custodian subject to a sub-custodial agreement approved by the Tax-Free Fund between that bank and the Tax-Free Fund's custodian. Such obligations are also subject to credit risk.

         Repurchase agreements involve some risk to the Tax-Free Fund if the other party does not its obligations under the agreement.

         The value of money-market instruments tends to fall if prevailing interest rates rise.

         The taxable market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for Municipal Obligations. The more limited marketability of Municipal Obligations may make it difficult in certain circumstances to dispose of large investments advantageously. In general, Municipal Obligations are also subject to credit risks such as the loss of credit ratings or possible default. In addition, certain Municipal Obligations might lose tax-exempt status in the event of a change in the tax laws.


                                  TAX-FREE FUND
                   RISK/RETURN BAR CHART AND PERFORMANCE TABLE

The bar chart and table shown below provide an indication of the risks of investing in the Tax-Free Fund's Service Shares by showing changes in the Tax-Free Fund's performance from year to year over a 5-year period and by showing the Tax-Free Fund's average annual returns for one and five years, and since inception. How the Tax-Free Fund has performed in the past is not necessarily an indication of how the Tax-Free Fund will perform in the future.

[Bar Chart]
Annual Total Returns
(Service Shares)
1996-2000


10%

8%

6%

4%                              3.38
    2.75   2.82   2.74   2.54   XXXX
2%  XXXX   XXXX   XXXX   XXXX   XXXX
    XXXX   XXXX   XXXX   XXXX   XXXX
0%  XXXX   XXXX   XXXX   XXXX   XXXX

    1996   1997   1998   1999   2000
    Calendar Years


During the 5-year period shown in the bar chart, the highest return for a quarter was 0.89% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.61% (quarter ended September 30, 1999).

The year-to-date (from January 1, 2001 to June 30, 2001) total return was 1.34%.

                     Average Annual Total Return

For the period
ended December 31, 1999
                                           Since
                   1 Year    5 Years     Inception

Pacific Capital
 Tax-Free Cash Assets
 Trust- Service Shares

                   2.54%      2.85%        2.91%*


* From commencement of operations on February 1, 1995.


Please call (800) 228-7496 toll free to obtain the Tax-Free Fund's most current seven-day yield.



                                  Tax-Free Fund
                          Fees and Expenses of the Fund
                                (Service Shares)

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Tax-Free Fund.


Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases.........................0.00%
Maximum Deferred Sales Charge (Load).........0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends .....................0.00%
Redemption Fees..............................0.00%
Exchange Fees................................0.00%


Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)

Investment Advisory Fee......................0.29%
Distribution (12b-1) Fee....................0.25%
All Other Expenses:
 Administration Fee....................0.11%
 Other Expenses........................0.13%
 Total All Other Expenses....................0.24%
Total Annual Fund Operating Expenses.........0.78%

Example

This Example is intended to help you compare the cost of investing in Service Shares of the Tax-Free Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Tax-Free Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Tax-Free Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 year     3 years    5 years   10 years

                         $80         $249      $433      $966


The Government Securities Fund: Objective, Investment Strategies, Main Risks

"What is the Government Securities Fund's objective?"

         The objective of the Government Securities Fund is to provide safety of principal while achieving as high a level as possible of liquidity and of current income.

"What are the Government Securities Fund's investment strategies?"

         The Government Securities Fund seeks to attain this objective by investing only in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government (with remaining maturities of one year or less) in shares of investment companies with money-market portfolios which invest only in U.S. government securities and in certain repurchase agreements secured by U.S. government securities.

         Under the current management policies, the Government Securities Fund invests only in the following types of obligations:

U. S. Treasury Obligations

         The U.S. Treasury issues various types of marketable securities, consisting of bills, notes, bonds, and certificates of indebtedness, which are all direct obligations of the U.S. government backed by its "full faith and credit" and which differ primarily in the length of their maturity. The Fund may also invest in separately traded principal and interest components of securities issued by the United States Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. These instruments may experience more market volatility than regular treasury securities.

Other U.S. Government Securities

         U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association and the Tennessee Valley Authority.

         Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the U.S. Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the U.S. Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Government Securities Fund will invest in government securities, including securities of agencies and instrumentalities, only if the Adviser (pursuant to procedures approved by the Board of Trustees) is satisfied that these obligations present minimal credit risks.

Investment Companies


         The Government Securities Fund may purchase shares of investment companies with money-market portfolios consisting only of U.S. Government securities.

Repurchase Agreements

         The Government Securities Fund may purchase securities subject to repurchase agreements provided that such securities are U.S. government securities. Repurchase agreements may be entered into only with commercial banks or broker-dealers. Subject to the control of the Board of Trustees, the Adviser will regularly review the financial strength of all parties to repurchase agreements with the Government Securities Fund.

         The Government Securities Fund seeks to maintain a net asset value of $1.00 per share.

         The dollar weighted average maturity of the Government Securities Fund will be 90 days or less and the Government Securities Fund may buy only those instruments that have a remaining maturity of 397 days or less.

         Securities the Government Securities Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the NRSROs or, if they are unrated, be determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

         The Adviser seeks to develop an appropriate portfolio by considering the differences among securities of different issuers, yields, maturities and market sectors.

         The Government Securities Fund will purchase only those issues that will enable it to achieve and maintain the highest rating for a mutual fund by two NRSROs. There is no assurance that it will be able to maintain such rating. As a result of this policy, the range of obligations in which the Government Securities Fund can invest is reduced and the yield obtained on such obligations may be less than would be the case if this policy were not in force.

         The Government Securities Fund may change any of its management policies without shareholder approval.

"What are the main risks of investing in the Government Securities Fund?"

         Although the Government Securities Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Government Securities Fund.

         Investment in the Government Securities Fund is not a deposit in Bank of Hawaii, any of its bank or non-bank affiliates or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         Repurchase agreements involve some risk to the Government Securities Fund if the other party does not its obligations under the agreement.

         The value of money-market instruments tends to fall if prevailing interest rates rise.


                           Government Securities Fund
                   Risk/Return Bar Chart and Performance Table

The bar chart and table shown below provide an indication of the risks of investing in the Government Securities Fund's Service Shares by showing changes in the Government Securities Fund's performance from year to year over a 5-year period and by showing the Government Securities Fund's average annual returns for one and five years, and since inception. How the Government Securities Fund has performed in the past is not necessarily an indication of how the Government Securities Fund will perform in the future.


[Bar Chart]
Annual Total Returns
1996-2000



10%

8%

6%                               5.63
     4.53   4.63   4.70   4.32   XXXX
4%   XXXX   XXXX   XXXX   XXXX   XXXX
     XXXX   XXXX   XXXX   XXXX   XXXX
2%   XXXX   XXXX   XXXX   XXXX   XXXX
     XXXX   XXXX   XXXX   XXXX   XXXX
0%   XXXX   XXXX   XXXX   XXXX   XXXX

     1996   1997   1998   1999   2000
     Calendar Years


During the 5-year period shown in the bar chart, the highest return for a quarter was 1.46% (quarters ended September 30, 2000 and December 31, 2999) and the lowest return for a quarter was 1.00% (quarters ended March 31, 1999 and June 30, 1999).

The year-to-date (from January 1, 2001 to June 30, 2001) total return was 2.19%.


                     Average Annual Total Return

For the period ended
December 31, 2000
                                            Since
                      1 Year   5 Years    Inception

Pacific Capital U.S. Government Securities Cash Assets Trust- Service Shares

                      5.63%      4.76%       4.67%


* From commencement of operations on February 1, 1995.

Please call (800) 228-7496 toll free to obtain the Government Securities Fund's most current seven-day yield.


                           Government Securities Fund
                          Fees and Expenses of the Fund
                                (Service Shares)

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Government Securities Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases.........................0.00%
Maximum Deferred Sales Charge (Load).........0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends......................0.00%
Redemption Fees..............................0.00%
Exchange Fees................................0.00%

Annual Fund Operating Expenses (expenses that are deducted from the Government
  Securities Fund's assets)

Investment Advisory Fee......................0.32%
Distribution (12b-1) Fee....................0.25%
All Other Expenses:
 Administration Fee....................0.08%
 Other Expenses........................0.07%
 Total All Other Expenses....................0.15%
Total Annual Fund Operating Expenses.........0.72%

Example

This Example is intended to help you compare the cost of investing in Service Shares of the Government Securities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Government Securities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Government Securities Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 year   3 years   5 years    10 years

                           $74      $230      $401       $894


                             Management of the Funds

"How are the Funds managed?"

         Asset Management Group of Bank of Hawaii, Financial Plaza of the Pacific, P.O. Box 3170, Honolulu, HI 96802, (the "Adviser") is the investment adviser for each of the Funds. Aquila Management Corporation, 380 Madison Avenue, Suite 2300, New York, NY 10017, the Administrator, is responsible for administrative services, including providing for the maintenance of the headquarters of the Funds, overseeing relationships between the Funds and the service providers to the Funds and records and providing other administrative services.

         Under the Advisory Agreements, the Adviser provides for investment supervision, including supervising continuously the investment program of each Fund and the composition of its portfolio; determining what securities will be purchased or sold by each Fund; arranging for the purchase and the sale of securities held in the portfolio of each Fund; and, at the Adviser's expense, pricing of each Fund's portfolio daily.

         Under the Advisory Agreements, during the fiscal year ended March 31, 2001, each Fund paid a fee payable monthly and computed on the net asset value of the Fund as of the close of business each business day. For the Cash Fund, the fee was payable at the annual rate of 0.33 of 1% of such net assets up to $325 million, and on net assets above that amount at an annual rate of 0.43 of 1% of such net assets; for each of the Tax-Free Fund and the Government Securities Fund, the annual rate was 0.27 of 1% of such net assets up to a stated amount of net assets and 0.33 of 1% on net assets above that amount. (The stated amount for the Tax-Free Fund is $95 million and for the Government Securities Fund the amount is $60 million.) However, the total fees which the Funds paid were at the annual rate of 0.50 of 1% of such net assets for the Cash Fund and 0.40 of 1% for the other Funds, since the Administrator also receives a fee from each of the Funds under the applicable Administration Agreement.

Information about the Adviser and the Administrator

         The Adviser is a division of Bank of Hawaii, all of whose shares are owned by Pacific Century Financial Corp. ("PCF") and Bank of Hawaii's directors (each of whom owns qualifying shares as required by Hawaii law). PCF is a bank holding company registered under the Bank Holding Company Act of 1956, as amended, and its common stock is registered under the Securities Exchange Act of 1934 and is listed and traded on the New York Stock Exchange. PCF files annual and periodic reports with the Securities and Exchange Commission which are available for public inspection.

         The Funds' Administrator, is founder and Administrator and/or Manager to the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, money-market funds and equity funds. As of June 30, 2001, these funds had aggregate assets of approximately $3.2 billion, of which approximately $1.3 billion consisted of assets of the money-market funds. The Administrator, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann, directly, through a trust and through share ownership by his wife.

                            Net Asset Value Per Share

         The net asset value per share for each class of each Fund's shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the Custodian are open (a "Business Day") by dividing the value of the net assets of the Fund allocable to the class (i.e., the value of the assets less liabilities) by the total number of shares of that class of the Fund then outstanding. The price at which a purchase or redemption of shares is effected is the net asset value next calculated after your purchase or redemption order is received in proper form.

         The net asset value per share will normally remain constant at $1.00 per share except under extraordinary circumstances. The net asset value per share is based on a valuation of the each Fund's investments at amortized cost.

         The New York Stock Exchange is normally not open on the following days:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on other days as well. In addition, the Custodian is not open on Columbus Day and Veterans Day.

                                    Purchases
Opening an Account

         To open a new Service Shares account directly with any Fund, you must send a properly completed application to PFPC Inc. (the "Agent"). The Funds will not honor redemption of shares purchased by wire payment until a properly completed application has been received by the Agent. The minimum initial investment is $1,000.
Subsequent investments may be in any amount.


         You can make investments in Service Shares in any of these three ways:

         1. By Mail. You can make payment by check, money order, Federal Reserve Draft or other negotiable bank draft drawn in United States dollars on a United States commercial or savings bank or credit union (each of which is a "Financial Institution") payable to the order of Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust or Pacific Capital U.S. Government Securities Cash Assets Trust, as the case may be, and mailed to:

             (Specify the name of the Fund)
         PFPC Inc.
         400 Bellevue Parkway
         Wilmington, DE 19809

          2. By Wire. You can wire Federal Funds (monies credited to a bank's account with a Federal Reserve Bank) to PNC Bank, NA.

         To insure prompt and proper crediting to your account, if you choose this method of payment, you should first telephone the Agent (800-255-2287 toll free) and then instruct your bank to wire funds as indicated below for the appropriate Fund:

  the Cash Fund:

         PNC BANK, NA
Philadelphia, PA
         ABA#0310-0005-3
         Account #85-0216-4589
         FFC: Pacific Capital Cash Assets Trust-Service Shares

the Tax-Free Fund:

         PNC BANK, NA
         Philadelphia, PA
         ABA#0310-0005-3
         Account #85-0216-4626
         FFC: Pacific Capital Tax-Free Cash Assets Trust-
         Service Shares

the Government Securities Fund:

         PNC BANK, NA
         Philadelphia, PA
         ABA#0310-0005-3
         Account #85-0216-4714
         FFC: Pacific Capital U.S. Government Securities
         Cash Assets Trust-Service Shares

         In addition you should supply:

         Account name and number (if an existing account)

         The name in which the investment is to be registered (if a new account).

         Your bank may impose a charge for wiring funds.

          3. Through Brokers. If you wish, you may invest in the Funds by purchasing shares through registered broker-dealers.

         The Funds impose no sales or service charge on purchases of Service Shares, although financial intermediaries may make reasonable charges to their customers for their services. The services to be provided and the fees therefor are established by each financial intermediary acting independently; financial intermediaries may also determine to establish, as to accounts serviced by them, higher initial or subsequent investment requirements than those required by the Funds. Financial intermediaries are responsible for prompt transmission of orders placed through them.

     The Bank of Hawaii offers an arrangement whereby its customers may invest in Service Shares of any Fund by establishing a "sweep account" with the Bank of Hawaii, which connects an FDIC-insured Bank of Hawaii checking account with a brokerage account provided through Pacific Century Investment Services, Inc., a subsidiary of the Bank of Hawaii. When money is transferred out of your checking account for investment in any of the Funds, it is no longer covered by FDIC insurance. Other banks or broker-dealers may offer a similar facility for automatic investment of account balances in Service Shares of the Funds. Because of the special arrangements for automated purchases and redemptions of Service Shares that sweep accounts involve, certain options or other features described in this Prospectus (such as alternative purchase and redemption procedures, dividend and distribution arrangements or share certificates) may not be available to persons investing through such accounts. Investments through a sweep account are governed by the terms and conditions of the account (including fees and expenses associated with the account), which are typically set forth in agreements and accompanying disclosure statements used to establish the account. You should review copies of these materials before investing in a Fund through a sweep account.

         If you are not investing through a financial intermediary, you should follow these instructions:

Opening an Account                           Adding to An Account

* Make out a check for                      * Make out a check for
the investment amount                       the investment amount
payable to                                  payable to
the appropriate Fund.                       the appropriate Fund.

* Complete the Application                  * Fill out the pre-printed
included  with the Prospectus,              stub attached
indicating the features                     to each Fund's confirmations
or supply the name(s)
you wish to authorize.                      of account owner(s),
                                            the account number and
                                            the name of the Fund.

* Send your check and                       * Send your check and
completed application                       account information
to your dealer or                           to your dealer or
to the Funds' Agent, PFPC                   to the Funds' Agent, PFPC
Inc., or                                    Inc., or

* Wire funds as described above.            * Wire funds as described
                                            above.

         Be sure to supply the name(s) of account owner(s), the account number and the name of the Fund.

         If you make additional investments in Service Shares through an account with a financial intermediary, you will follow the procedures of the financial intermediary, rather than the foregoing.

"Can I transfer funds electronically?"

         You can have funds transferred electronically, in amounts of $50 or more from your Financial Institution if it is a member of the Automated Clearing House. You may make investments through two electronic transfer features, "Automatic Investment" and "Telephone Investment."

         * Automatic Investment You can authorize a pre-determined amount to be regularly transferred from your account.

          * Telephone Investment You can make single investments of up to $50,000 by telephone instructions to the Agent.

         Before you can transfer funds electronically, the Agent must have your completed Application authorizing these features. If you initially decide not to choose these conveniences and then later wish to do so, you must complete a Ready Access Features Form which is available from the Distributor or Agent. The Funds may modify or terminate these investment methods or charge a service fee, upon 30 days' written notice to shareholders.

         If you make additional investments in Service Shares through an account with a financial intermediary, the procedures for such investments will be those provided in connection with the account rather than the foregoing.

 "When are shares issued and dividends declared on them?"

         The Funds issue shares two ways.

         First Method - ordinary investments. You will be paid dividends starting on the day (whether or not a Business Day) after the Business Day on which your purchase order has been received in proper form and funds have become available for investment. You will be paid a dividend on the day on which your shares are redeemed.

"When will my order become effective?"

         The Funds must have payment for your purchase available for investment before 4:00 p.m. New York time on a Business Day for your order to be effective on that Business Day. Your order is effective and you will receive the next determined net asset value per share depending on the method of payment you choose, as follows.

Payment Method             When will an order        When will an order
                            received before          received after
                            4:00 p.m on a             4:00 p.m. on a
                            Business Day              Business Day
                            be deemed                 be deemed
                            effective?                effective?


By wire in
Federal Funds or
Federal Reserve
Draft                     That day                  Next Business Day

By wire not
in Federal Funds          4:00 p.m. on the          4:00 p.m. on the
                          Business Day              Business Day
                          converted to              converted to
                          Federal Funds             Federal Funds
                          (normally the             (normally the
                          next Business             next Business
                          Day)                      Day)

By Check                   4:00 p.m. on the          4:00 p.m. on the
                           Business Day              Business Day
                           converted to              converted to
                           Federal Funds             Federal Funds
                           (normally                 (normally
                           two Business              two Business
                           Days for checks           Days for checks
                           on banks in the           on banks in the
                           Federal Reserve           Federal Reserve
                           System, longer            System, longer
                           for other banks.)         for other banks.)

Automatic
Investment                 The day you specify; if
                           it is not a Business
                           Day, on the next Business Day.

Telephone
Investment                 That day                  Next Business Day

         All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank; if not, shares will not be issued. (The Agent will convert wires and checks to Federal Funds as your agent.)

         Second Method - For broker-dealers or banks which have requested that this method be used, to which request a Fund has consented. You will be paid dividends starting on the day on which your purchase order has been received in proper form and funds have become available for investment. You will not be paid a dividend on the day on which your shares are redeemed.

"When will my order be effective under the Second Method?"

          Your purchase order is effective and your funds are deemed available for investment on that day if

         (i) you advise the Agent before 3:30 p.m. New York time on a Business Day of a dollar amount to be invested in the Cash Fund or Government Securities Fund and prior to noon of a dollar amount to be invested in the Tax-Free Fund; and

         (ii) Your payment in Federal Funds is received by wire on that day.

         The second investment method is available to prospective investors in shares of a Fund who wish to use it so that the dividends on their shares will commence to be declared on the day the purchase order is effective. Upon written or phone request the Funds will advise you as to the broker-dealers or banks through which such purchases may be made.

         The Agent will maintain records as to which of your shares were purchased under each of the two investment methods set forth above. If you make a redemption request and have purchased shares under both methods, the Agent will, unless you request otherwise, redeem those shares first purchased, regardless of the method under which they were purchased.

         Under each method, shares are issued at the net asset value per share next determined after the purchase order is received in proper form. Under each method, the application must be properly completed and have been received and accepted by the Agent; the Funds or the Distributor may also reject any purchase order. Under each method, Federal Funds (see above) must either be available to the Funds or the payment thereof must be guaranteed to the Funds so that the Funds can be as fully invested as practicable.

Transfer on Death ("TOD") Registration

         The Funds generally permit "transfer on death" ("TOD") registration of shares, purchased directly, so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. Ask the Agent or your broker-dealer for the Transfer on Death Registration Request Form. With it you will receive a copy of the TOD Rules of the Aquilasm Group of Funds, which specify how the registration becomes effective and operates. By opening a TOD Account, you agree to be bound by the TOD Rules. TOD registration may not be available if you invest through a financial intermediary.

                            Redeeming Your Investment

         You may redeem some or all of your shares by a request to the Agent. Shares will be redeemed at the next net asset value determined after your request has been received in proper form.

         There is no minimum period for investment in the Funds, except for shares recently purchased by check or by Automatic or Telephone Investment as discussed below.

         If you purchased Service Shares of any Fund through broker-dealers, banks and other financial institutions which serve as shareholders of record you must redeem through those institutions, which are responsible for prompt transmission of redemption requests.

How to Redeem Your Investment

By mail, send instructions to:

PFPC Inc.
Attn: Aquilasm Group of Funds
400 Bellevue Parkway
Wilmington, Delaware 19809

By telephone, call:


800-255-2287 toll free

By FAX, send instructions to: 302-791-3055

For liquidity and convenience, the Funds offer expedited redemption.

         Expedited Redemption Methods
         (Non-Certificate Shares Only)

         You may request expedited redemption for any shares not issued in certificate form in two ways:

          1. By Telephone. The Agent will accept instructions from anyone by telephone to redeem shares and make payments:

               a) to a Financial Institution account you have previously specified or

               b) by check in the amount of $50,000 or less, mailed to the same name and address (which has been unchanged for the past 30 days) as the account from which you are redeeming. You may only redeem by check via telephone request once in any 7-day period.

                  Telephoning the Agent

                  Whenever you telephone the Agent, please be prepared to supply:

                  account name(s) and number

                  name of the caller

                  the social security number(s) registered to the account

                  personal identification


         Note: Check the accuracy of your confirmation statements immediately. The Funds, the Agent, and the Distributor are not responsible for losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify a caller's identity. The Agent may record calls.

         2. By FAX or Mail. You may request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to the Agent: PFPC Inc., by FAX at 302-791-3055 or by mail to 400 Bellevue Parkway, Wilmington, DE 19809. The letter, signed by the registered shareholder(s) (no signature guarantee is required), must indicate:

                  account name(s)

                  account number

                  amount to be redeemed

                  any payment directions

         To have redemption proceeds sent directly to a Financial Institution Account, you must complete the Expedited Redemption section of the Application or a Ready Access Features Form. You will be required to provide (1) details about your Financial Institution account, (2) signature guarantees and (3) possible additional documentation.

         The name(s) of the shareholder(s) on the Financial Institution account must be identical to those on the Funds' records of your account.

         You may change your designated Financial Institution account at any time by completing and returning a revised Ready Access Features Form.

         3. By Check. The Agent will, upon request, provide you with forms of drafts ("checks") drawn on PNC Bank, NA (the "Bank"). This feature is not available if your shares are represented by certificates. These checks represent a further alternative redemption means and you may make them payable to the order of anyone in any amount of not less than $100. You will be subject to the Bank's rules and regulations governing its checking accounts. If the account is registered in more than one name, each check must be signed by each account holder exactly as the names appear on the account registration, unless expressly stated otherwise on your application.

         There is no charge for the maintenance of this special check writing privilege or for the clearance of any checks.

         When such a check is presented to the Bank for payment, a sufficient number of full and fractional shares in your account will be redeemed to cover the amount of the check. This check writing redemption procedure enables you to continue receiving dividends on those shares equaling the amount being redeemed by check until such time as the check is actually presented to the Bank for payment.

         Because these checks are paid by redemption of shares in your account, you should be certain that adequate shares are in the account to cover the amount of the check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." The fact that redemption checks are drafts may also permit a bank in which they are deposited to delay crediting the account in question until that bank has received payment funds for the redemption check. Note: You cannot use checks to redeem shares represented by certificates. If you purchase shares by check, you cannot use checks to redeem them until 15 days after your purchase.

         You may not present checks directly to any branch of the Bank. This does not affect checks used for the payment of bills or cashed at other banks. You may not use checks to redeem the entire balance of your account, since the number of shares in your account changes daily through dividend payments which are automatically reinvested in full and fractional shares. Only expedited redemption to a predesignated bank account or the regular redemption method (see below) may be used when closing your account.

         Multiple Redemption Services. You are not limited in choice of redemption methods but may utilize all available forms. However, when both redemption to a predesignated Financial Institution account and check writing are desired, you must so elect on your Application, or by proper completion of a Ready Access Features Form.

         Regular Redemption Method
         (Certificate and Non-Certificate Shares)

          Certificate Shares. Mail to the Funds' Agent: (1) blank (unsigned) certificates for Service Shares to be redeemed, (2) redemption instructions, and (3) a stock assignment form.

         To be in "proper form," items (2) and (3) must be signed by the registered shareholder(s) exactly as the account is registered. For a joint account, both shareholder signatures are necessary.

         For your protection, mail certificates separately from signed redemption instructions. We recommend that certificates be sent by registered mail, return receipt requested.

         We may require additional documentation for certain types of shareholders such as corporations, partnerships, trustees or executors, or if redemption is requested by someone other than the shareholder of record. The Agent may require signature guarantees if insufficient documentation is on file.

         We do not require a signature guarantee for redemptions up to $50,000, payable to the record holder(s), and sent to the address of record, except as noted above. In all other cases, signatures must be guaranteed.

         Your signature may be guaranteed by any:

                  member of a national securities exchange

                  U.S. bank or trust company

                  state-chartered savings bank

                  federally chartered savings and loan association

                  foreign bank having a U.S. correspondent bank; or

                  participant in the Securities Transfer Association Medallion Program ("STAMP"), the Stock Exchanges Medallion Program ("SEMP") or the New York Stock Exchange, Inc. Medallion Signature Program ("MSP").

         A notary public is not an acceptable signature guarantor.

         Non-Certificate Shares. You must use the Regular Redemption Method if you have not chosen Expedited Redemption to a predesignated Financial Institution account. To redeem by this method, send a letter of instruction to the Funds' Agent, which includes:

         Account name(s)

                Account number

                Dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed

                Payment instructions (we normally mail redemption proceeds to your address as registered with a Fund)

                Signature(s) of the registered shareholder(s) and

                Signature guarantee(s), if required, as indicated above.

"When will I receive the proceeds of my redemption?"

         Redemption proceeds are normally sent, as shown below, to your address of record on the next business day following receipt of your redemption request in proper form. Except as described below, the Funds will send payments within 7 days. /

Redemption                 Method of Payment               Charges

Under $1,000              Check                           None

$1,000 or more            Check or, if and as             None
                          you requested on your
                          Application or Ready Access
                          Features Form, wired
                          or transferred through
                          the Automated Clearing
                          House to your Financial
                          Institution Account.

Through a broker/         Check or wire, to your
 dealer                   broker/dealer.                 None, although
                                                         your
                                                         broker/dealer
                                                         may charge a
                                                         fee.

         Although the Funds do not currently intend to, any Fund may impose a charge, not exceeding $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. No Fund has any present intention of making this charge. Upon 30 days' written notice to shareholders, any Fund may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is currently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them. If you use a broker or dealer to arrange for a redemption, you may be charged a fee for this service.

         The Funds may delay payment for redemption of shares recently purchased by check (including certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment up to 15 days after purchase; however, payment for redemption will not be delayed after (i) the check or transfer of funds has been honored, or (ii) the Agent receives satisfactory assurance that your Financial Institution will honor the check or transfer of funds. You can eliminate possible delays by paying for purchased shares with wired funds or Federal Reserve drafts.

         The Funds have the right to postpone payment or suspend redemption rights during certain periods. These periods may occur (i) when the Exchange is closed for other than weekends and holidays, (ii) when the Securities and Exchange Commission (the "SEC") restricts trading on the Exchange, (iii) when the SEC determines an emergency exists which causes disposal of, or determination of the value of, portfolio securities to be unreasonable or impracticable, and (iv) during such other periods as the SEC may permit.

         Payment for redemption by any method (including redemption by check) of Service Shares recently purchased by check (irrespective of whether the check is a regular check or a certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment may be delayed up to 15 days or until (i) the purchase check or Automatic Investment or Telephone Investment has been honored or (ii) the Agent has received assurances by telephone or in writing from the bank on which the purchase check was drawn or from which the funds for Automatic Investment or Telephone Investment were transferred, satisfactory to the Agent and the Fund, that the purchase check or Automatic Investment or Telephone Investment will be honored. Service Shares so purchased within the prior 15 days will not be redeemed under the check writing redemption procedure and a shareholder must not write a check if (i) it will be presented to the Bank for payment within 15 days of a purchase of Service Shares by check and (ii) the redemption check would cause the redemption of some or all of those shares.

         Any Fund can redeem your shares if their value totals less than $500 as a result of redemptions or failure to meet and maintain the minimum investment level under an Automatic Investment Program. Before such a redemption is made, we will send you a notice giving you 60 days to make additional investments to bring your account up to the minimum.

         Redemption proceeds may be paid in whole or in part ("redemption in kind") by distribution of a Fund's portfolio securities in conformity with SEC rules. This method would only be used if the Trustees determine that payments partially or wholly in cash would be detrimental to the best interests of the remaining shareholders.

"Is there an Automatic Withdrawal Plan?"

         Yes, but it is available only for shares purchased directly and not for shares purchased through a financial intermediary. Under an Automatic Withdrawal Plan you can arrange to receive a monthly or quarterly check in a stated amount, not less than $50.


Distribution Arrangements

Confirmations and Share Certificates

         If you invest in a Fund directly, rather than through a financial intermediary, all purchases of Service Shares will be confirmed and credited to you in an account maintained for you by the Agent in full and fractional shares of the Fund being purchased (rounded to the nearest 1/1000th of a share). Share certificates will not be issued unless you so request from the Agent in writing and declare a need for such certificates, such as a pledge of shares or an estate situation. If certificates are issued at your request, Expedited Redemption will not be available and delay and expense may be incurred if you lose the certificates. No certificates will be issued for fractional shares or to shareholders who have elected the checking account or predesignated bank account methods of withdrawing cash from their accounts. Share certificates may not be available to investors who purchase Service Shares through an account with a financial intermediary.

Distribution Plan

         Each Fund has adopted a Distribution Plan under Rule 12b-1 ("Rule 12b-1") under the 1940 Act. One section of the first part of the Distribution Plan of each Fund is designed to protect against any claim against or involving the Fund that some of the expenses which the Fund pays or may pay come within the purview of Rule 12b-1. Another section of the first part of the Distribution Plan authorizes Aquila Management Corporation (the "Administrator"), not the Fund, to make certain payments to certain Qualified Recipients (as defined in the Distribution Plan) which have rendered assistance in the distribution and/or retention of the Fund's shares. For the Cash Fund, these payments may not exceed
0.15 of 1% of the average annual net assets of the Fund for a fiscal year; for the Tax-Free Fund and the Government Securities Fund, the rate is 0.10 of 1%.

     The second part of each Distribution Plan provides for payments by each Fund out of its assets to broker-dealers, other financial institutions and service providers which have entered into appropriate agreements with the Distributor. The total payments under this part of each Distribution Plan may not exceed 0.25 of 1% of the average annual assets of each Fund represented by its Service Shares. A recipient of such payments may pass on a portion of the payments it receives to other financial institutions or service organizations. The Bank of Hawaii and Pacific Century Investment Services, Inc. are among those who, indirectly through one or more recipients will receive payments authorized by the Plan. Payments are made only from those Fund assets represented by Service Shares. Because these distribution fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment.

         The Funds and the Distributor may reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

                                  Dividends

         The Funds will declare all of their net income for dividend purposes daily as dividends. If you redeem all of your shares, you will be credited on the redemption payment date with the amount of all dividends declared for the month through the date of redemption, or through the day preceding the date of redemption in the case of shares issued under the "second" method.
         You will receive monthly a summary of your account, including information as to dividends paid during the month and the shares credited to your account through reinvestment of dividends.

         Dividends paid by each Fund with respect to Service Shares and Original Shares (the Fund's other class of shares) will be calculated in the same manner, at the same time, on the same day, and will be in the same amount except that any class expenses (including payments made by Service Shares under the Distribution Plan) will be borne exclusively by that class. Dividends on Original Shares are expected generally to be higher than those on Service Shares because expenses allocated to Service Shares will generally be higher.

         Dividends will be taxable to you as ordinary income (except as described in "Tax Information Concerning the Tax-Free Fund" below), even though reinvested. Statements as to the tax status of your dividends will be mailed annually.

         It is possible but unlikely that a Fund may have realized long-term capital gains or losses in a year.

         Dividends of each Fund will automatically be reinvested in full and fractional shares of the same class at net asset value unless you elect otherwise.

         You may choose to have all or any part of the payments for dividends paid in cash. You can elect to have the cash portion of your dividends deposited, without charge, by electronic funds transfers into your account at a financial institution, if it is a member of the Automated Clearing House.

         You can make any of these elections on the Application, by a Ready Access Features Form or by a letter to the Agent. Your election to receive some or all of your dividends in cash will be effective as of the next payment of dividends after it has been received in proper form by the Agent. It will continue in effect until the Agent receives written notification of a change.

         All shareholders, whether their dividends are received in cash or reinvested, will receive a monthly statement indicating the current status of their account.

         If you do not comply with laws requiring you to furnish taxpayer identification numbers and report dividends, the Funds may be required to impose backup withholding upon payment of redemptions and dividends. The current backup withholding rate is 31%; it will become 30% for payments made after January 1, 2002.

                                 Tax Information

Tax Information Concerning the Tax-Free Fund

         The Tax-Free Fund seeks to pay "exempt-interest dividends." These are dividends derived from net income received by the Tax-Free Fund on its Municipal Obligations, provided that, as the Tax-Free Fund intends, at least 50% of the value of its assets is invested in tax-exempt obligations. Such dividends are exempt from regular Federal income tax. Classification of dividends as exempt-interest or non-exempt-interest is made by one designated percentage applied uniformly to all income dividends made during the Tax-Free Fund's tax year. Such designation will normally be made in the first month after the end of each of the Tax-Free Fund's fiscal years as to income dividends paid in the prior year. The percentage of income designated as tax-exempt for any particular dividend may be different from the percentage of the Tax-Free Fund's income that was tax-exempt during the period covered by the dividend.

         A shareholder receiving a dividend from net interest income earned by the Tax-Free Fund from one or more of (i) Taxable Obligations and (ii) income from repurchase agreements and securities loans treats the dividend as a receipt of ordinary income in the computation of the shareholder's gross income regardless of whether it is reinvested in Tax-Free Fund shares; such dividends and capital gains distributions are not included in exempt-interest dividends.

         Under the Internal Revenue Code, interest on loans incurred by shareholders to enable them to purchase or carry shares of the Tax-Free Fund may not be deducted for regular Federal tax purposes. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are deemed used for the purpose of purchasing or carrying particular assets, the purchase of shares of the Tax-Free Fund may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

         If you or your spouse are receiving Social Security or railroad retirement benefits, a portion of these benefits may become taxable, if you receive exempt-interest dividends from the Tax-Free Fund.

         If you, or someone related to you, is a "substantial user" of facilities financed by industrial development or private activity bonds, you should consult your own tax adviser before purchasing shares of the Tax-Free Fund.

         Interest from all Municipal Obligations is tax-exempt for purposes of computing the shareholder's regular tax. However, interest from so-called private activity bonds issued after August 7, 1986, constitutes a tax preference for both individuals and corporations and thus will enter into a computation of the alternative minimum tax ("AMT"). Whether or not that computation will result in a tax will depend on the entire content of your return. The Tax-Free Fund will not invest more than 20% of its assets in the types of Municipal Obligations that pay interest subject to AMT. The 20% limit is a fundamental policy of the Tax-Free Fund; it cannot be changed without shareholder approval. An adjustment required by the Code will tend to make it more likely that corporate shareholders will be subject to AMT. They should consult their tax advisers.

Hawaiian Tax Information

         The Tax-Free Fund, and dividends and distributions made by the Tax-Free Fund to Hawaii residents, will generally be treated for Hawaii income tax purposes in the same manner as they are treated under the Code for Federal income tax purposes. Under Hawaii law, however, interest derived from obligations of states (and their political subdivisions) other than Hawaii will not be exempt from Hawaii income taxation. (Interest derived from bonds or obligations issued by or under the authority of the following is exempt from Hawaii income taxation: Guam, Northern Mariana Islands, Puerto Rico, and the Virgin Islands.) For the calendar years 2000, 1999 and 1998, the percentage of the Tax-Free Fund's dividends exempt from State of Hawaii income taxes was 48.3%, 41.3% and 37.7% respectively, which should not be considered predictive of future results.

         Interest on Hawaiian Obligations, tax-exempt obligations of states other than Hawaii and their political subdivisions, and obligations of the United States or its possessions is not exempt from the Hawaii Franchise Tax. This tax applies to banks, building and loan associations, financial service loan companies, financial corporations, and small business investment companies.

         Persons or entities who are not Hawaii residents should not be subject to Hawaii income taxation on dividends and distributions made by the Tax-Free Fund but may be subject to other state and local taxes.

Hawaiian Tax Information Concerning the Government Securities Fund

         The Director of Taxation of Hawaii has stated to the Government Securities Fund that dividends paid by a regulated investment company from interest it receives on United States Government obligations will be exempt from State of Hawaii income tax. For the calendar years 2000, 1999 and 1998, the percentage of the Government Securities Fund's dividends exempt from State of Hawaii income taxes was 100%, 99.7% and 92.8% respectively, which should not be considered predictive of future results. Dividends paid from other types of interest (including interest on U.S. Treasury repurchase transactions), and capital gains distributions, if any, will be taxable.


                            The Pacific Capital Funds
                              of Cash Assets Trust

                                    Cash Fund
                                 Service Shares

                              Financial Highlights
                       (For a Share Outstanding Throughout Each Period)


         The financial highlights table is intended to help you understand the Fund's financial performance for the indicated periods of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Service Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.

                                                Year Ended March 31,
                            2001     2000     1999     1998      1997

Net Asset Value,
 Beginning of Year......  $1.00    $1.00    $1.00     $1.00     $1.00
Income from
Investment Operations:
 Net investment income..... 0.06     0.05     0.05      0.05      0.05
       Less distributions:
 Dividends from net
  investment income........(0.06)   (0.05)   (0.05)    (0.05)    (0.05)
     Net Asset Value, End
 of Year................ .$1.00    $1.00    $1.00     $1.00     $1.00
Total Return.............. 5.63%    4.63%    4.64%     4.88%     4.62%
       Ratios/Supplemental Data
  Net Assets,
  End of Year (millions)... $221     $174     $163      $113      $66
Ratio of Expenses to Average
 Net Assets ............... 0.82%    0.81%    0.81%     0.83%     0.85%
    Ratio of Net Investment
 Income to
 Average Net Assets........ 5.49%    4.53%    4.51%     4.77%     4.53%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of Expenses to Average
 Net Assets................ 0.82%    0.81%    0.81%     0.82%     0.85%

Unaudited: The Fund's "current yield" for the seven days ended March 31, 2001 was 4.32% and its "compounded effective yield" for that period was 4.41%. Current yield is net income over a stated seven-day period annualized, and is shown as a percentage. Effective yield is calculated similarly, but, when annualized, the income earned is assumed to be reinvested, which gives effect to compounding.



                            The Pacific Capital Funds
                              of Cash Assets Trust

                                  Tax-Free Fund
                                 Service Shares

                              Financial Highlights
                   (For a Share Outstanding Throughout Each Period)

         The financial highlights table is intended to help you understand the Fund's financial performance for the indicated periods of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Service Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.

                                  Year Ended March 31,
                            2001    2000      1999     1998      1997

Net Asset Value,
 Beginning of Year   ......$1.00    $1.00    $1.00     $1.00     $1.00
Income from
Investment Operations:
 Net investment income..... 0.03     0.03     0.03      0.03      0.03
       Less distributions:
 Dividends from net
  investment income........(0.03)   (0.03)   (0.03)    (0.03)    (0.03)
 Net Asset Value, End
 of Year   ................$1.00    $1.00    $1.00     $1.00     $1.00
Total Return............... 3.32%    2.70%    2.65%     2.83%     2.75%
       Ratios/Supplemental Data
  Net Assets,
  End of Year (millions)... $54       $51      $48      $37       $26
Ratio of Expenses to Average
 Net Assets ............... 0.78%    0.77%    0.79%     0.88%     0.80%
Ratio of Net Investment
 Income to
 Average Net Assets........ 3.26%    2.66%    2.64%     2.79%     2.70%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of Expenses to Average
 Net Assets................ 0.78%    0.77%    0.78%     0.88%     0.80%

Unaudited: The Fund's "current yield" for the seven days ended March 31, 2001 was 2.82% and its "compounded effective yield" for that period was 2.86%. Current yield is net income over a stated seven-day period annualized, and is shown as a percentage. Effective yield is calculated similarly, but, when annualized, the income earned is assumed to be reinvested, which gives effect to compounding.


                            The Pacific Capital Funds
                              of Cash Assets Trust

                           Government Securities Fund
                                 Service Shares

                              Financial Highlights
              (For a Share Outstanding Throughout Each Period)

         The financial highlights table is intended to help you understand the Fund's financial performance for the indicated periods of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in Service Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request. On April 1, 1998, the fund, formerly called Pacific Capital U.S. Treasuries Cash Assets Trust, became Pacific Capital U.S. Government Securities Cash Assets Trust.

                                       Year Ended March 31,
                            2001    2000      1999     1998      1997

Net Asset Value,
 Beginning of Year  .......$1.00    $1.00    $1.00     $1.00     $1.00
Income from
Investment Operations:
 Net investment income..... 0.05     0.04     0.04      0.05      0.04
       Less distributions:
 Dividends from net
  investment income........(0.05)   (0.04)   (0.04)    (0.05)    (0.04)
 Net Asset Value, End
 of Year  .................$1.00    $1.00    $1.00     $1.00     $1.00
Total Return............... 5.62%    4.56%    4.54%     4.69%     4.50%
       Ratios/Supplemental Data
  Net Assets,
  End of Year (millions)... $332     $293     214      $150      $ 83
Ratio of Expenses to Average
 Net Assets ............... 0.72%    0.74%    0.74%     0.77%     0.80%
Ratio of Net Investment
 Income to
 Average Net Assets........ 5.47%    4.50%    4.42%     4.60%     4.42%

The expense ratios after giving effect to the expense offset for invested cash balances were:

Ratio of Expenses to Average
 Net Assets................ 0.72%    0.74%    0.74%     0.77%     0.79%

Unaudited: The Fund's "current yield" for the seven days ended March 31, 2001 was 4.45% and its "compounded effective yield" for that period was 4.55%. Current yield is net income over a stated seven-day period annualized, and is shown as a percentage. Effective yield is calculated similarly, but, when annualized, the income earned is assumed to be reinvested, which gives effect to compounding.



[LOGO]                         Application for
        The Pacific Capital Funds of Cash Assets Trust - Service Shares Please complete steps 1 through 4 and mail to:
                                PFPC Inc.
                  400 Bellevue Parkway, Wilmington, DE 19809
                                           1-800-255-2287

STEP 1
A. ACCOUNT REGISTRATION

___Individual  Use line 1
___Joint Account*  Use lines 1&2
___For a Minor  Use line 3
___For Trust, Corporation,
   Other Organization or
     any Fiduciary capacity
   Use line 4
 * Joint accounts will be joint
   tenants with rights of survivorship
   unless otherwise specified.
** Uniform Gifts/Transfers to Minors Act.

Please type or print name(s) exactly as account is to be registered

1._____________________________________________________________________
  First Name  Middle Initial  Last Name   Social Security Number

2._____________________________________________________________________
  First Name  Middle Initial  Last Name   Social Security Number

3._____________________________________________________________________
  Custodian's First Name    Middle Initial    Last Name

Custodian for_________________________________________________________
              Minor's First Name    Middle Initial   Last Name
Under the________________ UGTMA**_____________________________________
          Name of State              Minor's Social Security Number

4._____________________________________________________________________

  ---------------------------------------------------------------------
  (Name of corporation or organization. If a trust, include the name(s) of trustees in which account will be registered and the name and date of the trust instrument. An account for a pension or profit sharing plan or trust may be registered in the name of the plan or trust itself.)

  ----------------------------------------------------------------------
  Tax I.D. Number       Authorized Individual            Title


B. MAILING ADDRESS AND TELEPHONE NUMBER

  ----------------------------------------------------------------------
  Street or PO Box                    City
  ---------------------------------     (----)--------------------------
  State                    Zip           Daytime Phone Number

  Occupation:______________________  Employer:__________________________

  Employer's Address:___________________________________________________
                     Street Address:      City          State   Zip

  Citizen or resident of: ___ U.S. Other___ ______ Check here ___ if you are a non-U.S. citizen or resident and not subject to back-up withholding (See certification in Step 4, Section B, below.)


C. INVESTMENT DEALER OR BROKER:
   (Important - to be completed by Dealer or Broker)

   --------------------------------  ---------------------------------
     Dealer Name                          Branch Number

   -------------------------------- ---------------------------------
   Street Address                       Rep.Number/Name

   -------------------------------- (-------)------------------------
   City           State     Zip      Area Code    Telephone



STEP 2
PURCHASES OF SHARES

A. INITIAL INVESTMENT

  ___ Pacific Capital Cash Assets Trust (910)
  ___ Pacific Capital Tax-Free Cash Assets Trust (920)
  ___ Pacific Capital U.S. Government Securities Cash Assets Trust (930)

  1) ___ By Check
  2) ___ By Wire

  1) By Check: Make check payable to either: Pacific Capital
  Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, or Pacific Capital U.S. Government Securities Cash Assets Trust

  Amount of investment $ ____________ Minimum initial investment $1,000

                             OR
  2) By Wire*:

 $______________________________    From_______________________________
                          Name of Financial Institution
  ---------------------------------     -------------------------------
  Financial Institution Account No.     Branch, Street or Box#

  On_______________________________    ________________________________
             (Date)                     City         State   Zip

* NOTE: To insure prompt and proper crediting to your account, if you choose this method of payment you should first telephone the Agent (800-255-2287 toll free) and then instruct your Financial Institution to wire funds as indicated below for the appropriate Fund:

Wire Instructions:
PNC Bank, N A
ABA No. 0310-0005-3
CR A/C 04-01787

For further credit to (specify the Fund you are investing in)
    Pacific Capital Cash Assets Trust (Service Shares) A/C 85-0216-4589 Pacific Capital Tax-Free Cash Assets Trust (Service Shares)
      A/C 85-0216-4626
    Pacific Capital U.S. Government Securities Cash Assets Trust
     (Service Shares) A/C 85-0216-4714

Please include account name(s) and number (if an existing account)
  or the name(s) in which the investment is to be registered (if a new account).

           (A FINANCIAL INSTITUTION IS A COMMERCIAL BANK,
                  SAVINGS BANK OR CREDIT UNION.)


B. DIVIDENDS

 All income dividends are automatically reinvested in additional shares at net asset value unless otherwise indicated below.

To reinvest any portion of a dividend, with the balance paid in cash, indicate a percent below:

  Dividends are to be:___% Reinvested ___% Paid in cash*

  Direct 100% income dividend to my Aquilasm Group of Funds account #____________.

   * FOR CASH DIVIDENDS, PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS:

   ___Deposit directly into my/our Financial Institution account. ATTACHED IS A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK showing the Financial Institution (a commercial bank, savings bank or credit union) account where I/we would like you to deposit the dividend.

   ___ Mail check to my/our address listed in Step 1B.



STEP 3
SPECIAL FEATURES

A. AUTOMATIC INVESTMENT PROGRAM
   (Check appropriate box)
   ___ Yes ___No

   This option provides you with a convenient way to have amounts automatically drawn on your Financial Institution account and invested in your account. To establish this program, please complete Step 4, Sections A & B of this Application.

   I/We wish to make regular monthly investments of $______ (minimum $50) on the ___ 1st day or ___ 16th day of the month (or on the first business day after that date).

      (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)


B. TELEPHONE INVESTMENT
   (Check appropriate box)
   ___ Yes ___No

   This option provides you with a convenient way to add to your account (minimum $50 and maximum $50,000) at any time you wish by simply calling the Agent toll-free at 1-800-255-2287. To establish this program, please complete Step 4, Sections A & B of this Application.

        (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)


C. AUTOMATIC WITHDRAWAL PLAN
   (Minimum investment $5,000)

   Application must be received in good order at least 2 weeks prior to first actual liquidation date.
   (Check appropriate box)
   ___ Yes ___No

      Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan Provisions set forth below. To realize the amount stated below, the Agent is authorized to redeem sufficient shares from this account at the then current net asset value, in accordance with the terms below:

   Dollar amount of each withdrawal $____________ beginning_______________
Minimum:$50            Month/Year

           Payments to be made: ___ Monthly or ___ Quarterly

      Checks should be made payable as indicated below. If check is payable to a Financial Institution for your account, indicate Financial Institution name, address and your account number.

---------------------------------------     --------------------------
  First Name   Middle Initial   Last Name     Financial Institution Name

---------------------------------------     --------------------------
  Street                                      Financial Institution
                                              Street Address

---------------------------------------     --------------------------
  City                  State       Zip       City        State     Zip

                                      ------------------------------------
                                      Financial Institution Account Number


D. TELEPHONE EXCHANGE
   (Check appropriate box)
   ___ Yes ___ No

This option allows you to effect exchanges among accounts in your name within the Business Trust and Pacific Capital Funds by telephone. TO MAKE A TELEPHONE EXCHANGE, CALL THE AGENT AT 1-800-255-2287

   The Agent is authorized to accept and act upon my/our or any other person's telephone instructions to execute the exchange of shares with identical shareholder registration in the manner described in the Prospectus. Except for gross negligence in acting upon such telephone instructions, and subject to the conditions set forth herein, I/we understand and agree to hold harmless the Agent, each of the Aquila Funds and Pacific Capital Funds, and their respective officers, directors, trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorney's fees, resulting from acceptance of, or acting or failure to act upon, this authorization.


E. EXPEDITED REDEMPTION
  (Check appropriate box)
  ___Yes ___ No

  The proceeds will be deposited to your Financial Institution account listed.

  TO MAKE AN EXPEDITED REDEMPTION, CALL THE AGENT AT 1-800-255-2287

   Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of $1,000 or more to my/our account at a Financial Institution. The Financial Institution account must be in the same name(s) as this Trust account is registered.

    (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)

--------------------------------  -----------------------------------
Account Registration              Financial Institution Account Number
--------------------------------  -----------------------------------
Financial Institution Name        Financial Institution Transit/Routing
                                                                Number
--------------------------------  -----------------------------------
   Street                               City          State     Zip


F. CHECKING ACCOUNT SERVICE
   (Check appropriate box)
   ___ Yes ___ No

      Please open a redemption checking account at PNC Bank, N A, in my (our) name(s) as registered and send me (us) a supply of checks. I (we) understand that this checking account will be subject to the rules and regulations of PNC Bank, N A, pertaining thereto and as amended from time to time. For joint account: Check here whether either owner ___ is authorized, or all owners ___ are required to sign checks. IF NO BOX IS CHECKED, TWO SIGNATURES WILL BE REQUIRED ON JOINT ACCOUNTS.



STEP 4 Section A
DEPOSITORS AUTHORIZATION TO HONOR DEBITS

       IF YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE INVESTMENT YOU MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge to my/our account any drafts or debits drawn on my/our account initiated by the Agent, PFPC Inc., and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.

I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

Financial Institution Account Number______________________________________

Name and Address
where my/our account     Name of Financial Institution____________________
is maintained            Street Address___________________________________
                         City______________________State_____ Zip_________

Name(s) and
Signature(s) of           _______________________________
Depositor(s) as they           (Please Print)
appear where account     X_______________________________     __________
is registered                    (Signature)                  (Date)

                         --------------------------------
                                (Please Print)
                         X_______________________________     __________
                                  (Signature)                 (Date)



                           INDEMNIFICATION AGREEMENT

To: Financial Institution Named Above

So that you may comply with your depositor's request, Aquila Distributors, Inc. (the "Distributor") agrees:

1 Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated Clearing House Association.

2 To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3 To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.



STEP 4 Section B
SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED

  The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Trust and has received and read a current
    Prospectus of the Trust and agrees to its terms.

  I/We authorize the Trust and its agents to act upon these instructions for the features that have been checked.

  I/We acknowledge that in connection with an Automatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, the Trust and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Trust account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Trust and its agents to correct any transfer error by a debit or credit to my/our Financial Institution account and/or Trust account and to charge the account for any related charges.

  The Trust, the Agent and the Distributor and their trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt.

             Certification of Taxpayer Identification Number

--------------------------------------------------------------------------------
Under penalties of perjury, I certify that:
4. The number shown on this form is my correct taxpayer identification number or I am waiting for a number to be issued to me, and
5. I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Services (IRS) that I am subject to backup withholding as a result of a failure to report all interest and dividends; or (c) the IRS has notified me that I am no longer subject to backup withholding, and
6.       I am a U.S. person (including a U.S. resident alien).

Certification Instructions. You must cross out item 2 above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on you tax return.

The Internal Revenue Service does not require your consent to any provisions of this document other than the certifications required to avoid backup withholding.
--------------------------------------------------------------------------------

NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW.
FOR A TRUST, ALL TRUSTEES MUST SIGN.*

------------------------------    --------------------------  ----------
Individual (or Custodian)          Joint Registrant, if any    Date
------------------------------    --------------------------  ----------
Corporate Officer, Partner,                 Title              Date
Trustee, etc.

* For trusts, corporations or associations, this form must be accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.


SPECIAL INFORMATION

  Certain features (Automatic Investment, Telephone Investment, Expedited Redemption and Direct Deposit of Dividends) are effective 15 days after this form is received in good order by the Trust's Agent.

  You may cancel any feature at any time, effective 3 days after the Agent receives written notice from you.

  Either the Trust or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.

  The Trust reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days' written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.


BANKING INFORMATION

  If your Financial Institution account changes, you must complete a Ready Access Features Form which may be obtained from Aquila Distributors at 1-800-228-7496 and send it to the Agent together with a "voided" check or pre-printed deposit slip from the new account. The new Financial Institution change is effective in 15 days after this form is received in good order by the Trust's Agent.

[Inside Back Cover]

INVESTMENT ADVISER
Asset Management Group of
Bank of Hawaii
Financial Plaza of the Pacific
P.O. Box 3170
Honolulu, Hawaii 96802

ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017

TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Arthur K. Carlson
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Diana P. Herrmann, President
Charles E. Childs, III, Senior Vice President
Sherri Foster, Vice President
John M. Herndon, Vice President and Assistant Secretary
Rose F. Marotta, Chief Financial Officer
Joseph P. DiMaggio, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street
Columbus, Ohio 43271

INDEPENDENT AUDITORS KPMG LLP 757 Third Avenue New York, New York 10017

COUNSEL
Hollyer Brady Smith & Hines LLP
551 Fifth Avenue
New York, New York 10176


This Prospectus concisely states information about the Funds that you should know before investing. A Statement of Additional Information about the Funds (the "SAI") has been filed with the Securities and Exchange Commission. The SAI contains information about the Funds and their management not included in this Prospectus. The SAI is incorporated by reference in its entirety in this Prospectus. Only when you have read both this Prospectus and the SAI are all material facts about the Funds available to you.

         You can get additional information about the Funds' investments in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. You can get the SAI and the Funds' annual and semi-annual reports without charge, upon request, by calling 800-255-2287 (toll free).

         In addition, you can review and copy information about the Funds (including the SAI) at the Public Reference Room of the SEC in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090. Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information can be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The file number under which the Trust is registered with the SEC under the Investment Company Act of 1940 is 811-4066


The Pacific Capital Funds
         of
  Cash Assets Trust

Pacific Capital Cash Assets Trust
Pacific Capital Tax-Free Cash Assets Trust
Pacific Capital U.S. Government Securities Cash Assets Trust

A cash management
investment

  [LOGO]

PROSPECTUS

Service Shares


To receive a free copy of the SAI, the annual or the semi-annual report, which includes information about all of the Funds, or other information about the Funds, or to make shareholder inquiries, call:

                    the Funds' Shareholder Servicing Agent at
                             800-255-2287 toll free

                               or you can write to:

                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809

For general inquiries and yield information, call 800-228-7496 or 212-697-6666

This Prospectus should be read and retained for future reference




                            The Pacific Capital Funds
                                       of
                                CASH ASSETS TRUST

                        Pacific Capital Cash Assets Trust
                   Pacific Capital Tax-Free Cash Assets Trust
       Pacific Capital U.S. Government Securities Cash Assets Trust

                         380 Madison Avenue, Suite 2300
                            New York, New York 10017

                                  212-697-6666
                          800-CATS-4-YOU (800-228-7496)

Statement of Additional Information                       July 31, 2001

         This Statement of Additional Information (the "SAI") is not a Prospectus. It relates to Cash Assets Trust (the "Trust") which has three separate funds, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust (each a "Fund" and collectively, the "Funds"). There are two Prospectuses for the Funds dated July 31, 2000: one for Original Class Shares ("Original Shares"), the other for Service Class Shares ("Service Shares") of the Funds. References in the SAI to "the Prospectus" refer to either of these Prospectuses. The SAI should be read in conjunction with the Prospectus for the class of shares in which you are considering investing. Either or both Prospectuses may be obtained from the Fund's Shareholder Servicing Agent, PFPC Inc., by writing to: 400 Bellevue Parkway, Wilmington, DE 19809 or by calling:
                             800-255-2287 toll free

or from Aquila Distributors, Inc., the Fund's Distributor, by writing to it at 380 Madison Avenue, Suite 2300, New York, New York 10017; or by calling:

                             800-228-7496 toll free
Financial Statements

         The financial statements for each Fund for the year ended March 31, 2001, which are contained in the Annual Report for that fiscal year, are hereby incorporated by reference into the SAI. Those financial statements have been audited by KPMG LLP, independent auditors, whose report thereon is incorporated herein by reference. The Annual Report of each Fund can be obtained without charge by calling any of the toll-free numbers listed above. The Annual Report will be delivered with the SAI.

TABLE OF CONTENTS
 Trust History............................................................2
 Investment Strategies and Risks..........................................2
 Policies of the Funds....................................................8
 Management of the Funds.................................................11
 Ownership of Securities.................................................18
 Investment Advisory and Other Services..................................19
 Brokerage Allocation and Other Practices................................21
 Capital Stock...........................................................22
 Purchase, Redemption, and Pricing of Shares.............................23
 Exchange Privileges.....................................................24
 Taxation of the Trust...................................................32
 Underwriter.............................................................32
 Performance.............................................................33
 Appendix A..............................................................34
                                CASH ASSETS TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                  Trust History

         Cash Assets Trust (the "Trust") is an open-end investment company formed in 1984 as a Massachusetts business trust. The Trust consists of three separate funds: Pacific Capital Cash Assets Trust, (the "Cash Fund"), Pacific Capital Tax-Free Cash Assets Trust (the "Tax-Free Fund") and Pacific Capital U.S. Government Securities Cash Assets Trust (the "Government Securities Fund"). They are collectively referred to as the "Funds." Until April 1, 1998, the Government Securities Fund was called the Treasuries Fund.

                         Investment Strategies and Risks

         The investment objective and policies of each Fund are described in the Prospectus, which refers to the investments and investment methods described below.

Additional Information About the Cash Fund's Investments

         Under the current management policies, the Cash Fund invests only in the following types of obligations:

          (1) U.S. Government Securities: Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

         (2) Bank Obligations and Instruments Secured by Them: Bank obligations
(i) of U.S. regulated banks having total assets of at least $1.5 billion, which may be domestic banks, foreign branches of such banks or U.S. subsidiaries of foreign banks; (ii) of any foreign bank having total assets equivalent to at least $1.5 billion; or (iii) that are fully insured as to principal by the Federal Deposit Insurance Corporation. ("Banks" includes commercial banks, savings banks and savings and loan associations.)

         (3) Commercial Paper:  Short-term corporate debt.

          (4) Corporate Debt Obligations: Debt obligations (for example, bonds and debentures, a form of unsecured corporate debt) issued by corporations.

         (5) Variable Amount Master Demand Notes: Variable amount master demand notes repayable on not more than 30 days' notice. These notes permit the investment of fluctuating amounts by the Cash Fund at varying rates of interest pursuant to direct arrangements between the Cash Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Cash Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Variable amount master demand notes may or may not be backed by bank letters of credit.

         (6) Certain Other Obligations: Obligations other than those listed in 1 through 5 above only if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Cash Fund may invest (see 2 above) or a corporation in whose commercial paper the Cash Fund may invest (see 3 above). If the Cash Fund invests more than 5% of its net assets in such other obligations, the Prospectus will be supplemented to describe them.

         (7) Repurchase Agreements: The Cash Fund may purchase securities subject to repurchase agreements with commercial banks and broker-dealers provided that such securities consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by two or more nationally recognized statistical rating organizations ("NRSROs").

         (8) When-Issued or Delayed Delivery Securities: The Cash Fund may buy securities on a when-issued or delayed delivery basis. The Cash Fund may not enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Cash Fund's total assets, less liabilities other than the obligations created by when-issued commitments. When-issued securities are subject to market fluctuation and no interest accrues to the Cash Fund until delivery and payment take place; their value at the delivery date may be less than the purchase price.

         (9) The Cash Fund may purchase shares of investment companies with money-market portfolios.

Further Information About Variable Amount Master Demand Notes

         Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them. They are redeemable (and thus repayable by the borrower) at principal amount, plus accrued interest, at any time on not more than thirty days' notice. Except for those notes which are payable at principal amount plus accrued interest within seven days after demand, such notes fall within the Fund's overall 10% limitation on securities with possible limited liquidity. There is no limitation on the type of issuer from which these notes will be purchased; however, all such notes must be "First Tier Securities" (as defined in Rule 2a-7 under the Investment Company Act of 1940) and in connection with such purchases and on an ongoing basis, Pacific Century Trust (the "Adviser") will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. Master demand notes as such are not typically rated by credit rating agencies and if not so rated the Fund may, under its minimum rating standards, invest in them only if at the time of an investment they are determined to be comparable in quality to rated issues in which the Fund can invest.

Information About Insured Bank Obligations

         The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of Federally insured banks and savings institutions (collectively herein, "banks") up to $100,000. The Cash Fund may purchase bank obligations which are fully insured as to principal by the FDIC. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000 then the excess accrued interest will not be insured. Insured bank obligations may have limited marketability; unless the Board of Trustees determines that a readily available market exists for such obligations, the Cash Fund and the Tax-Free Fund will invest in them only within a 10% limit for each Fund unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

Information about Certain Other Obligations

         The Cash Fund may purchase obligations other than those listed in the Prospectus, but only if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Cash Fund may invest or a corporation in whose commercial paper it may invest. If any such guarantee is unconditional and is itself an "Eligible Security" (as defined in Rule 2a-7), the obligation may be purchased based on the guarantee; if any such guarantee is not unconditional, purchase of the obligation can only be made if the underlying obligation is an Eligible Security and meets all other applicable requirements of Rule 2a-7. As of the date of the SAI the Cash Fund does not own any such obligations and has no present intention of purchasing any. Such obligations can be any obligation of any kind so guaranteed, including, for example, obligations created by "securitizing" various kinds of assets such as credit card receivables or mortgages. If the Cash Fund invests in these assets, they will be identified in the Prospectuses and described in the SAI.

Additional Information Regarding Municipal Obligations
Which The Tax-Free Fund May Purchase

Municipal Notes

         The Tax-Free Fund may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs"), and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

         TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

         BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

         RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

Municipal Bonds

         The two principal classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or projects or, in a few cases, from the proceeds of a special excise or other tax, but are not supported by the issuer's power to levy unlimited general taxes. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. The yields of municipal bonds depend on, among other things, general financial conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue.

Other Information

         Since the Tax-Free Fund may invest in industrial development bonds or private activity bonds, the Tax-Free Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by those industrial development bonds or private activity bonds or for investors who are "related persons" of such users. Generally, an individual will not be a "related person" under the Internal Revenue Code unless such investor or his or her immediate family (spouse, brothers, sisters and lineal descendants) own directly or indirectly in the aggregate more than 50 percent of the equity of a corporation or is a partner of a partnership which is a "substantial user" of a facility financed from the proceeds of "industrial development bonds" or "private activity bonds". A "substantial user" of such facilities is defined generally as a "non-exempt person who regularly uses a part of [a] facility" financed from the proceeds of industrial development bonds or private activity bonds.

         Under the Tax Reform Act of 1986, there are certain Municipal Obligations the interest on which is subject to the Federal alternative minimum tax on individuals. While the Tax-Free Fund may purchase these obligations, it may, on the other hand, refrain from purchasing them due to this tax consequence. Also the Tax-Free Fund will not purchase Municipal Obligations the interest on which is not exempt from regular Federal income taxes. The foregoing may narrow the number of Municipal Obligations available to the Tax-Free Fund.

         The Tax-Free Fund may enter into puts with banks or broker-dealers that, in the opinion of the Adviser, present minimal credit risks. The ability of the Tax-Free Fund to exercise a put will depend on the ability of the bank or broker-dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker-dealer should default on its obligation to repurchase an underlying security, the Tax-Free Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

         The Tax-Free Fund may enter into certain puts solely to maintain liquidity and will not exercise its rights thereunder for trading purposes. The puts will be only for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Tax-Free Fund of the underlying security. The actual put will be valued at zero in determining net asset value. Where the Tax-Free Fund pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by the Tax-Free Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put. The maturity of a Municipal Obligation purchased by the Tax-Free Fund will not be considered shortened by any such put to which the obligation is subject.

Additional Information About Other Investments The Tax-Free Fund Can Make

Temporary Taxable Investments

         The Tax-Free Fund may invest the proceeds of the sale of shares or the sale of Municipal Obligations in Taxable Obligations pending investment in Municipal Obligations. The Tax-Free Fund may also enter into repurchase agreements as to Taxable Obligations.

         As a fundamental policy, under normal market conditions the Tax-Free Fund may not purchase Taxable Obligations if thereafter more than 20% of its net assets would consist of such obligations or cash, except for temporary defensive purposes, i.e., in anticipation of a decline or possible decline in the value of Municipal Obligations.

         Under current management policies the Taxable Obligations which the Tax-Free Fund may purchase are:

         Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities; commercial paper obligations and bank obligations (i) of U.S. regulated banks having total assets of at least $1.5 billion, which may be domestic banks, foreign branches of such banks or U.S. subsidiaries of foreign banks; or (ii) that are fully insured as to principal by the Federal Deposit Insurance Corporation. "Bank" includes commercial banks, savings banks and savings and loan associations.

Floating and Variable Rate Instruments

         The Tax-Free Fund may purchase obligations with a floating or variable rate of interest. These obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain of these obligations may carry a demand feature that would permit the Tax-Free Fund to tender them back to the issuer at par value prior to maturity. The Adviser will monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

         To the extent that floating and variable rate instruments without demand features are not readily marketable, they will be subject to the investment restriction that the Tax-Free Fund may not invest an amount equal to more than 10% of the current value of its net assets in securities that are illiquid.

Certain Put Rights

         The Tax-Free Fund may enter into put transactions with commercial banks with respect to obligations held in its portfolio.

         The right of the Tax-Free Fund to exercise a put is unconditional and unqualified. A put is not transferable by the Tax-Free Fund, although the Tax-Free Fund may sell the underlying securities to a third party at any time. If necessary and advisable, the Tax-Free Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities).

When-Issued Securities

         The Tax-Free Fund may purchase Municipal Obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Tax-Free Fund will only make commitments to purchase Municipal Obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. Any gains realized in such sales would produce taxable income. No income accrues to the purchaser prior to issuance. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing municipal securities on a when-issued basis is a form of leverage and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself, in which case there could be an unrealized loss in the value of the investment at the time of delivery.

Repurchase Agreements

         The Tax-Free Fund may purchase securities subject to repurchase agreements provided that such securities are otherwise eligible for purchase by the Fund; it is the Tax-Free Fund's current policy to use for repurchase agreements only collateral that consists entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the requisite NRSROs. Repurchase agreements may be entered into only with commercial banks or broker-dealers.

Loans of Portfolio Securities

         The Tax-Free Fund can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets to specified borrowers (brokers, dealers and certain financial institutions) to increase its income. The Tax-Free Fund may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Tax-Free Fund and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

Shares of Investment Companies

         The Tax-Free Fund may purchase shares of investment companies with money market portfolios consisting only of Municipal Obligations.

Ratings

         The ratings assigned by the nationally recognized statistical rating organizations ("NRSROs") represent their opinions of the quality of the debt securities which they undertake to rate. Ratings are general and not absolute standards of quality; consequently, obligations with the same maturity, stated interest rate and rating may have different yields, while obligations of the same maturity and stated interest rate with different ratings may have the same yield. See Appendix A to this SAI for further information about the ratings of the NRSROs as to the various rated Municipal Obligations and Taxable Obligations which the Tax-Free Fund may purchase.

U.S. Government Securities

         All of the Funds may invest in U.S Government securities (i.e., obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities), which include securities issued by the U.S. Government, such as Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.

         The Funds may invest in securities of U.S. government agencies and instrumentalities that issue or guarantee securities. These include, but are not limited to, the Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association and Tennessee Valley Authority.

         The Government Securities Fund may purchase shares of investment companies with money-market portfolios which consist only of U.S. government securities.

         Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Funds will invest in government securities, including securities of agencies and instrumentalities, only if the Adviser, acting under procedures approved by the Board of Trustees, is satisfied that these obligations present minimal credit risks.

Turnover

         In general, the Funds will purchase securities with the expectation of holding them to maturity. However, the Funds may to some degree engage in short-term trading to attempt to take advantage of short-term market variations. The Funds may also sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer. The Funds will have a high portfolio turnover due to the short maturities of the securities held, but this should not affect net asset value or income, as brokerage commissions are not usually paid on the securities in which the Funds invest. (In the usual calculation of portfolio turnover, securities of the type in which the Funds invests are excluded; consequently, the high turnover which the Funds will have is not comparable to the turnover of non-money-market investment companies.)

When-Issued and Delayed Delivery Securities

         The Cash Fund and the Tax-Free Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities are fixed on the transaction date. At the time that either Fund makes a commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value of such securities each day in determining its net asset value. The Cash Fund and the Tax-Free Fund will make commitments for such when-issued transactions only when they have the intention of actually acquiring the securities. The Cash Fund and the Tax-Free Fund will each maintain with the Custodian and mark to market every business day a separate account with portfolio securities in an amount at least equal to such commitments. On delivery dates for such transactions, the Cash Fund and the Tax-Free Fund will each meet their obligations from maturities or sales of the securities held in the separate account and/or from cash flow. If the Cash Fund or the Tax-Free Fund chooses to dispose of any right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Neither the Cash Fund nor the Tax-Free Fund may enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total assets, less liabilities other than the obligations created by when-issued commitments.

Shares of Investment Companies

The Funds will not purchase shares of an investment company which imposes a sales or redemption charge of any sort; however, an investment company in which any Fund invests may have a distribution plan under which it may pay for distribution expenses or services. The Funds will purchase shares only of investment companies with high-quality portfolios which the Adviser, pursuant to procedures approved by the Board of Trustees, determines present minimal credit risks. Such investments will ordinarily be made to provide additional liquidity and at the same time to earn higher yields than are usually associated with the overnight or short-term obligations in which a Fund might otherwise invest for this purpose. While higher yields than those of alternative investments may be obtainable, these yields will reflect management fees and operating and distribution expenses of the investment companies and will result in duplication of management fees with respect to assets of any Fund so invested. A Fund may not invest in the shares of an investment company if immediately thereafter it has invested more than 10% of the value of its total assets in such companies or more than 5% of the value of its total assets in any one such company; it may not invest in such a company if immediately thereafter it owns more than 3% of the total outstanding voting stock of such a company.

Diversification and Certain Industry Requirements

         The Cash Fund has a rule under which it cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers of that industry. In applying this rule to commercial paper issued by finance subsidiaries or affiliates of operating companies, if the business of the issuer consists primarily of financing the activities of the related operating company, the Fund considers the industry of the issuer to be that of the related operating company.

                              Policies of the Funds

Investment Restrictions

         Each Fund has a number of policies concerning what it can and cannot do. Those policies, which are called "fundamental policies," may not be changed unless the holders of a majority, as defined in the 1940 Act, of the outstanding shares of that Fund vote to change them. Under the 1940 Act, the vote of the holders of a majority of the outstanding shares of a Fund means the vote of the holders of the lesser of (a) 67% or more of the Fund's shares present at a meeting or represented by proxy if the holders of more than 50% of its shares are so present or represented, or (b) more than 50% of its outstanding shares. Those fundamental policies not set forth in the Prospectus are set forth below.

Investment Restrictions of the Cash Fund

         The following restrictions on the Cash Fund's investments are fundamental policies and cannot be changed without approval of the shareholders of the Cash Fund.

          1. The Cash Fund has diversification and anti-concentration requirements.

         The Cash Fund cannot buy the securities of any issuer if it would then own more than 10% of the total value of all of the issuer's outstanding securities.

         The Cash Fund cannot buy the securities (not including U.S. Government Securities) of any issuer if more than 5% of its total assets (valued at market value) would then be invested in securities of that issuer. In addition, Rule 2a-7 limits investment in "Second Tier" Securities to 5% of the Cash Fund's assets in the aggregate, and to no more than the greater of 1% of the Cash Fund's assets or $1,000,000 in the securities of any one issuer.

         The Cash Fund cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers in that industry; U.S. Government securities and those domestic bank obligations and instruments of domestic banks which the Cash Fund may purchase are considered as not included in this limit; however, obligations of foreign banks and of foreign branches of domestic banks are considered as included in this limit.

          2. The Cash Fund can make loans only by lending securities or entering into repurchase agreements.

         The Cash Fund can buy those debt securities which it is permitted to buy; this is investing, not making a loan. The Cash Fund can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets to specified borrowers (broker-dealers, banks and certain other financial institutions) to increase its income and enter into repurchase agreements. The Cash Fund may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Cash Fund and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

          3. The Cash Fund can borrow only in limited amounts for special purposes.

         The Cash Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Cash Fund's income. The Cash Fund will not purchase any securities while it has any outstanding borrowings which exceed 5% of the value of its assets.

         Except in connection with borrowings, the Cash Fund will not issue senior securities.

Investment Restrictions of the Tax-Free Fund

         The following restrictions on the Tax-Free Fund's investments are fundamental policies and cannot be changed without approval of the shareholders of the Tax-Free Fund.

         1. The Tax-Free Fund has anti-concentration requirements.

         The Tax-Free Fund cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be of issuers in that industry; Municipal Obligations, U.S. Government obligations and those bank obligations and instruments of domestic banks which the Fund may purchase are considered as not included in this limit, except that the Fund will consider that a non-governmental user of facilities financed by industrial development bonds is an issuer in an industry.

          2. The Tax-Free Fund can make loans only by lending securities or entering into repurchase agreements.

         The Tax-Free Fund can buy those debt securities which it is permitted to buy; this is investing, not making a loan. The Tax-Free Fund can lend its portfolio securities and enter into repurchase agreements.

          3. The Tax-Free Fund can borrow only in limited amounts for special purposes.

         The Tax-Free Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Fund's income. The Tax-Free Fund will not purchase any securities while it has any outstanding borrowings which exceed 5% of the value of its total assets.

Investment Restrictions of the Government Securities Fund

         The following restrictions on the Government Securities Fund's investments are fundamental policies and cannot be changed without approval of the shareholders of the Government Securities Fund.

         1. The Government Securities Fund can make loans only by lending securities or entering into repurchase agreements.

         The Government Securities Fund can buy those debt securities which it is permitted to buy; this is investing, not making a loan. The Government Securities Fund can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets to specified borrowers (broker-dealers, banks and certain other financial institutions) to increase its income and enter into repurchase agreements. The Government Securities Fund may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Government Securities Fund and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

          2. The Government Securities Fund can borrow only in limited amounts for special purposes.

         The Government Securities Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Government Securities Fund's income. The Government Securities Fund will not purchase any securities while it has any outstanding borrowings which exceed 5% of the value of its assets. Except in connection with borrowings, the Government Securities Fund will not issue senior securities.

Restrictions Applicable to all of the Funds

1. The Funds invest only in certain limited securities.

         The Funds cannot buy any voting securities, any commodities or commodity contracts, any mineral related programs or leases, any shares of other investment companies or any warrants, puts, calls or combinations thereof, except that the Tax-Free Fund may purchase Municipal Obligations with put rights in order to maintain liquidity and may purchase shares of other investment companies.

         The Cash Fund and the Tax-Free Fund cannot purchase or hold the securities of any issuer if, to their knowledge, any Trustee, Director or officer of the Fund or its Adviser individually owns beneficially more than 0.5% of the securities of that issuer and all such Trustees, Directors and officers together own in the aggregate more than 5% of such securities.

         The Cash Fund and the Tax-Free Fund cannot buy real estate or any non-liquid interests in real estate investment trusts; however, they can buy any securities which they could otherwise buy even though the issuer invests in real estate or interests in real estate.

2. Almost all of the Cash Fund's assets must be in established companies.

         Only 5% of the Cash Fund's total assets may be in issuers less than three years old, that is, which have not been in continuous operation for at least three years. This includes the operations of predecessor companies.

3. The Funds do not buy for control.

         The Funds cannot invest for the purpose of exercising control or management of other companies. This restriction is not applicable to the Government Securities Fund.

4. The Funds do not sell securities they do not own or borrow from brokers to buy securities.

         Thus, they cannot sell short or buy on margin.

5. The Funds are not underwriters.

         The Funds cannot engage in the underwriting of securities, that is, the selling of securities for others. Also, they cannot invest in restricted securities. Restricted securities are securities which cannot freely be sold for legal reasons.

                             Management of the Funds

The Board of Trustees

         The business and affairs of each Fund are managed under the direction and control of its Board of Trustees. The Board of Trustees has authority over every aspect of the Fund's operations, including approval of the advisory and sub-advisory agreements and their annual renewal, the contracts with all other service providers and payments under the Fund's Distribution Plan and Shareholder Services Plan.

Trustees and Officers

         The Trustees and officers of the Funds, their affiliations, if any, with the Adviser or Distributor and their principal occupations during at least the past five years are set forth below. Each of the Trustees and officers of the Funds holds the same position with all of the Funds. Each of the Trustees of the Funds is also a Trustee of Hawaiian Tax-Free Trust, a tax-free municipal bond fund which has the same Adviser and Administrator as the Funds. Mr. Herrmann is an interested person of each of the Funds, as that term is defined in the 1940 Act, as an officer of the Funds, as a Director and officer of Aquila Distributors, Inc. (the Distributor) and as a shareholder of the Distributor. Mr. Philpotts is an interested person as a director of the Adviser. They are so designated by an asterisk. As of the date of this SAI, the Trustees and officers of the Funds owned less than 1% of the outstanding shares of any Fund.

         In the following material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust , Pacific Capital Tax-Free Cash Assets Trust, Capital Cash Management Trust and Capital Cash U.S. Government Securities Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; and Aquila Cascadia Equity Fund and Aquila Rocky Mountain Equity Fund are called the "Aquila Equity Funds."



 Name, Position with
the Trust, Address, Age                Business Experience

Lacy B. Herrmann*    Founder and Chairman of the Board of Aquila Management
Chairman of the      Corporation, the sponsoring organization and Manager or
Board of Trustees    Administrator and/or Adviser or Sub-Adviser to the Aquila
380 Madison Avenue   Money-Market Funds, the Aquila Bond Funds and the Aquila,
New York, NY 10017   Equity Funds and Founder, Chairman of the Board of
Age: 72              Trustees and (currently or until 1998) President of
                     each since its establishment, beginning in 1984; Director of Aquila Distributors, Inc., distributor of the above funds, since 1981 and formerly Vice President or
                     Secretary, 1981-1998; President and
                     a Director of STCM Management
                     Company, Inc., sponsor and
                     sub-adviser to Capital Cash
                     Management Trust and Capital Cash
                     U.S. Government Securities Trust;
                     Founder and Chairman of several
                     other money market funds; Director
                     or Trustee of OCC Cash Reserves,
                     Inc. and Quest For Value
                     Accumulation Trust, and Director or
                     Trustee of Oppenheimer Quest Value
                     Fund, Inc., Oppenheimer Quest Global
                     Value Fund, Inc. and Oppenheimer
                     Rochester Group of Funds, each of
                     which is an open-end investment
                     company; Trustee of Brown
                     University, 1990-1996 and currently
                     Trustee Emeritus; actively involved
                     for many years in leadership roles
                     with university, school and
                     charitable organizations.

Vernon R. Alden      Director of Sonesta International Hotels Corporation,
Trustee              Boston, Massachusetts and General Independent Partner
20 Park Place        of the Merrill Lynch-Lee Funds; Former Director of
Suite 414            Colgate-Palmolive Company, Digital Equipment Corporation,
Boston, MA 02116     Intermet Corporation, The McGraw Hill and The Mead
Age: 78              Corporations; Chairman of the Board and Executive
                     Committee of The Boston Company, Inc., a financial services company, 1969-1978; Trustee of Tax-Free
                     Trust of Oregon since 1988, of Hawaiian Tax-Free
                     Trust, Pacific Capital Cash Assets
                     Trust, Pacific Capital Tax-Free
                     Cash Assets Trust and Pacific
                     Capital U.S. Government Securities
                     Cash Assets Trust since 1989, of
                     Cascades Cash Fund, 1989-1994, of
                     Narragansett Insured Tax-Free
                     Income Fund since 1992, and of
                     Aquila Cascadia Equity Fund since
                     1996; Associate Dean and member of
                     the faculty of Harvard University
                     Graduate School of Business
                     Administration, 1951-1962; member
                     of the faculty and Program Director
                     of Harvard Business School -
                     University of Hawaii Advanced
                     Management Program, summer of 1959
                     and 1960; President of Ohio
                     University, 1962-1969; Chairman of
                     The Japan Society of Boston, Inc.,
                     and member of several Japan-related
                     advisory councils; Chairman of the
                     Massachusetts Business Development
                     Council and the Massachusetts
                     Foreign Business Council,
                     1978-1983; Trustee Emeritus, Boston
                     Symphony Orchestra; Chairman of the
                     Massachusetts Council on the Arts
                     and Humanities, 1972-1984; Member
                     of the Board of Fellows of Brown
                     University, 1969-1986; Trustee of
                     various other cultural and
                     educational organizations; Honorary
                     Consul General of the Royal Kingdom
                     of Thailand; Received Decorations
                     from the Emperor of Japan (1986)
                     and the King of Thailand (1996 and
                     1997).

Arthur K. Carlson    Retired; Advisory Director of the Renaissance
Trustee              Companies (design and construction companies of commercial,
8702 North Via La    industrial and upscale residential properties) since
Serena               1996; Senior Vice President and Manager of the
Paradise Valley,     Trust Division of The Valley National Bank of
AZ 85253             Arizona, 1977-1987; Trustee of Hawaiian Tax-Free
Age: 79              Trust, Tax-Free Trust of Arizona
                     and Pacific Capital Cash Assets
                     Trust since 1987, of
                     Pacific Capital Tax-Free Cash
                     Assets Trust and Pacific Capital
                     U.S. Government Securities Cash
                     Assets Trust since 1988, of Aquila
                     Rocky Mountain Equity Fund since
                     1993 and of Tax-Free Fund of
                     Colorado, 1987-2000; previously
                     Vice President of Investment
                     Research at Citibank, New York
                     City, and prior to that Vice
                     President and Director of
                     Investment Research of Irving Trust
                     Company, New York City; past
                     President of The New York Society
                     of Security Analysts and currently
                     a member of the Phoenix Society of
                     Financial Analysts; formerly
                     Director of the Financial Analysts
                     Federation; past Chairman of the
                     Board and past Director of Mercy
                     Healthcare of Arizona, Phoenix,
                     Arizona; Director of Northern
                     Arizona University Foundation since
                     1990, present or formerly an
                     officer and/or director of various
                     other community and professional
                     organizations.

William M. Cole      President of Cole International, Inc., financial
Trustee              and shipping consultants, since 1974; President of Cole
852 Ramapo Way       Associates, shopping center and real estate developers,
Westfield, NJ        1974-1976; President of Seatrain Lines, Inc., 1970-1974;
07090                former General Partner of Jones & Thompson,
Age: 70              international shipping brokers; Trustee of Pacific
                     Capital Cash Assets Trust
                     since 1984, of Hawaiian Tax-Free Trust since 1985, of Pacific Capital Tax-
                     Free Cash Assets Trust and Pacific Capital U.S.
                     Government Securities Cash
                     Assets Trust since 1988 and of
                     Tax-Free Fund of Colorado,
                     1987-2000; Chairman of Cole Group,
                     a financial consulting and real
                     estate firm, since 1985.

Thomas W. Courtney   President of Courtney Associates, Inc., a venture
Trustee              capital firm, since 1988; General Partner of Trivest
P. O. Box 580        Venture Fund, 1983-1988; President of Federated Investment
Sewickley, PA        Counseling Inc., 1975-1982; formerly a Director of
15143                the Financial Analysts Federation; Trustee of
Age: 67              Hawaiian Tax-Free Trust and Pacific Capital Cash
                     Assets Trust since
                     1984, of Tax-Free Trust of Arizona
                     since 1986 and of Pacific Capital
                     Tax-Free Cash Assets Trust and
                     Pacific Capital U.S. Government
                     Securities Cash Assets Trust since
                     1988; Trustee of numerous
                     Oppenheimer Capital and Oppenheimer
                     Management Funds.

Richard W. Gushman,  President and Chief Executive Officer of OKOA,
 II                  Inc., a private Hawaii corporation involved in
Trustee              real estate, since 1972; Trustee of The Estate
700 Bishop Street    of James Campbell since 2000; of Hawaiian Tax-Free
Suite 200            Trust since 1992 and of Pacific Capital Cash Assets Trust,
Honolulu, HI 96813   Pacific Capital Tax-Free Cash Assets Trust and Pacific
Age: 55              Capital U.S. Government Securities Cash Assets Trust
                     since 1993; Trustee of Pacific Capital
                     Funds, which includes bond and
                     stock funds, since 1993; Trustee of
                     the University of Hawaii Foundation
                     since 1997, and of Hawaii Pacific
                     University since 1997; Director of
                     Outrigger Hotels since 2000 of
                     Servco Inc., a diversified company
                     with interests including
                     distribution and retail sales of
                     automobiles, office equipment,
                     consumer appliances and educational
                     materials, since 1998, of Oceanic
                     Cablevision, Inc. since 1996, of
                     United Way of America since 1998, of
                     Aloha United Way since 1984, and of
                     Boys and Girls Club of Honolulu
                     since 1981.

Stanley W. Hong      President and Chief Executive Officer of The Chamber of
Trustee              Commerce of Hawaii since 1996; business consultant
4976 Poola Street    since 1994; Senior Vice President of McCormack Properties,
Honolulu, HI 96821   Ltd., 1993-1994; President and Chief Executive of the
Age: 65              Hawaii Visitors Bureau, 1984-1993; Vice President,
                     General Counsel and Corporate Secretary
                     of Theo, Davies & Co., Ltd., a
                     multiple business company,
                     1973-1984; formerly Legislative
                     Assistant to U.S. Senator Hiram L.
                     Fong; member of the Boards of
                     Directors of several community
                     organizations; Trustee of Hawaiian
                     Tax-Free Trust since 1992 and of
                     Pacific Capital Cash Assets Trust,
                     Pacific Capital Tax-Free Cash
                     Assets Trust and Pacific Capital
                     U.S. Government Securities Cash
                     Assets Trust since 1993; Trustee of
                     Pacific Capital Funds, which
                     includes bond and stock funds,
                     since 1993; Director of Central
                     Pacific Bank since 1985 and of
                     Hawaii Public Television Foundation
                     since 1998; Trustee of The King
                     William Charles Lunalilo Trust
                     Estate since 2001 and of Nature
                     Conservancy of Hawaii since 1990;
                     Regent of Chaminade University of
                     Honolulu since 1990.

Theodore T. Mason    Executive Director of Louisiana Power Partners,
Trustee              LLC since 1999 and of East Wind Power Partners since 1994;
26 Circle Drive,     First Vice President of the Alumni Association of SUNY
Hastings-on-Hudson,  Maritime College (Second Vice President, 1998-2000) and
NY 10706             Director of the same organization since 1997; Director of
Age: 65              Cogeneration Development of Willamette Industries, Inc.,
                     a forest products company, 1991-1993; Vice President of Corporate Development of
                     Penntech Papers, Inc., 1978-1991;
                     Vice President of Capital Projects
                     for the same company, 1977-1978;
                     Vice Chairman of the Board of
                     Trustees of Capital Cash Management
                     Trust since 1981, Trustee and Vice
                     President, 1976-1981, and formerly
                     Director of its predecessor;
                     Director of STCM Management
                     Company, Inc.; Vice Chairman of the
                     Board of Trustees and Trustee of
                     Prime Cash Fund (which is inactive)
                     since 1982; Trustee of Short Term
                     Asset Reserves, 1984-1986 and
                     1989-1996, of Hawaiian Tax-Free
                     Trust and Pacific Capital Cash
                     Assets Trust since 1984, of
                     Churchill Cash Reserves Trust since
                     1985, of Pacific Capital Tax-Free
                     Cash Assets Trust and Pacific
                     Capital U.S. Government Securities
                     Cash Assets Trust since 1988 and of
                     Churchill Tax-Free Fund of Kentucky
                     since 1992; Trustee of OCC
                     Accumulation Trust and the OCC Cash
                     Reserves, Inc. since 1999; Director
                     of The Maritime Industry Museum at
                     Fort Schuyler and of the Maritime
                     College at Fort Schuyler
                     Foundation, Inc. since 2000;
                     President and Director of Ted Mason
                     Venture Associates, Inc., a venture
                     capital consulting firm, 1972-1980;
                     Advisor to the Commander, U.S.
                     Maritime Defense Zone Atlantic,
                     1984-1988; National Vice President,
                     Surface/Subsurface, Naval Reserve
                     Association, 1985-1987; National
                     Vice President, Budget and Finance,
                     for the same Association,
                     1983-1985; Commanding Officer of
                     four Naval Reserve Units,
                     1974-1985; Captain, USNR,
                     1978-1988.

Russell K. Okata     Executive Director, Hawaii Government Employees
Trustee              Association AFSCME Local 152, AFL-CIO since 1981;
888 Mililani Street  Trustee of Hawaiian Tax-Free Trust since 1992 and of
Suite 601,           Pacific Capital Cash Assets Trust, Pacific Capital
Honolulu, HI         Tax-Free Cash Assets Trust and Pacific Capital U.S.
96813-2991           Government Securities Cash Assets Trust since 1993;
Age: 57              Trustee of Pacific Capital Funds, which includes
                     bond and stock funds, since
                     1993; Chairman of the Royal State Insurance Group since 1988; Trustee of the Blood Bank of Hawaii since 1975 (Chair 1982-1984);
                     International Vice President of the
                     American Federation of State, County
                     and Municipal Employees, AFL-CIO
                     since 1981; Director of the
                     Rehabilitation Hospital of the
                     Pacific since 1981; Trustee of the
                     Public Schools of Hawaii Foundation
                     since 1986; Member of the Judicial
                     Council of Hawaii since 1987; and
                     1997 chair of the Hawaii Community
                     Foundation.

Douglas Philpotts*    Retired; Director of Hawaiian Trust Company,
Trustee               Limited 1986-1997; Chairman of the Board, 1992-1994
55 Dowseth Avenue     and President, 1986-1992; Director of Victoria Ward,
Honolulu, HI 96817    Limited since 1973; Trustee of Pacific Capital Cash
Age: 69               Assets Trust, Pacific Capital Tax-Free Cash Assets Trust,
                      Pacific Capital U.S. Government Securities Cash Assets
                      Trust and Hawaiian Tax-Free Trust
                      since 1992; Trustee of Pacific
                      Capital Funds, which includes bond
                      and stock funds, since 1993;
                      Trustee of the Strong Foundation
                      since 1972; present or former
                      director or trustee of a number of
                      civic and charitable organizations
                      in Hawaii.

Oswald K. Stender     Director of Hawaiian Electric Industries, Inc.,
Trustee               a public utility holding company, since 1993; Trustee
711 Kapiolani a Blvd. of the Bernice Pauahi Bishop Estate 1990-1999; Senior
Honolulu, HI 96813    Advisor to the Trustees of The Estate of James Campbell,
Age: 69               1987-1989 and Chief Executive Officer, 1976-1988;
                      Trustee, Office of Hawaiian Affairs since 2000;
                      Director of several
                      housing and real estate
                      associations; Director, member or
                      trustee of several community
                      organizations; Trustee of Hawaiian
                      Tax-Free Trust since 1992 and of
                      Pacific Capital Cash Assets Trust,
                      Pacific Capital Tax-Free Cash
                      Assets Trust and Pacific Capital
                      U.S. Government Securities Cash
                      Assets Trust since 1993; Trustee of
                      Pacific Capital Funds, which
                      includes bond and stock funds,
                      since 1993.

Diana P. Herrmann      President and Chief Operating Officer of the
President              Manager/Administrator since 1997, a Director since 1984,
380 Madison Avenue     Secretary since 1986 and previously its Executive Vice
New York, NY 10017     President, Senior Vice President or Vice President,
Age: 43                1986-1997; President of various Aquila Bond
                       and Money-Market Funds since 1998; Assistant Vice
                       President, Vice President, Senior Vice
                       President or Executive Vice
                       President of Aquila Money-Market,
                       Bond and Equity Funds since 1986;
                       Trustee of a number of Aquila
                       Money-Market, Bond and Equity Funds
                       since 1995; Trustee of Reserve
                       Money-Market Funds, 1999-2000 and of
                       Reserve Private Equity Series,
                       1998-2000; Assistant Vice President
                       and formerly Loan Officer of
                       European American Bank, 1981-1986;
                       daughter of the Trust's Chairman;
                       Trustee of the Leopold Schepp
                       Foundation (academic scholarships)
                       since 1995; actively involved in
                       mutual fund and trade associations
                       and in college and other volunteer
                       organizations.

Charles E. Childs III Senior Vice President, Corporate development, since Senior Vice President 1998, formerly Vice President, Assistant Vice President
380 Madison Avenue     and Associate of the Administrator since 1987; Senior
New York, NY 10017     Vice President, Vice President or Assistant Vice
Age: 43                President of the Money-Market Funds since 1988;
                       Northeastern University, 1986-1987 (M.B.A., 1987);
                       Financial Analyst, Unisys
                       Corporation, 1986; Associate
                       Analyst at National Economic
                       Research Associates, Inc. (NERA), a
                       micro- economic consulting firm,
                       1979-1985.

Sherri Foster          Senior Vice President of Hawaiian Tax-Free Trust
Vice President         since 1993, Vice President, 1988-1992 and Assistant Vice
100 Ridge Road         President, 1985-1988; Vice President of Pacific
Suite 1813-15          Capital Cash Assets Trust, Pacific Capital Tax-Free
Lahaina, HI 96761      Cash Assets Trust and Pacific Capital U.S. Government
Age: 51                Securities Cash Assets Trust since 1997;
                       Assistant Vice President of Pacific Capital Cash
                       Assets Trust since 1985 and of Pacific Capital
                       Tax-Free Cash Assets Trust and
                       Pacific Capital U.S. Government
                       Securities Cash Assets Trust since
                       1988; Vice President of Aquila
                       Cascadia Equity Fund since 1998;
                       Registered Representative of the
                       Distributor since 1985;
                       Realtor-Associate of Tom Soeten
                       Realty; Sherian Bender Realty,
                       successor to John Wilson
                       Enterprises, 1983-1998; Executive
                       Secretary of the Hyatt Regency,
                       Maui, 1981-1983; Member, Financial
                       Planning Association of Hawaii and
                       various associations of realtors.

Rose F. Marotta        Chief Financial Officer of the Aquila Money-Market,
Chief Financial        Bond and Equity Funds since 1991 and Treasurer,
Officer                1981-1991; formerly Treasurer of the predecessor
380 Madison Avenue     of Capital Cash Management Trust;
New York, NY           Treasurer and Director of STCM Management Company,
10017                  Inc., since 1974; Chief Financial Officer of the
Age: 77                Administrator since
                       1984 and of the Distributor, 1985-2000.

Joseph P. DiMaggio     Treasurer of the Aquila Money-Market, Bond and Equity
Treasurer              Funds; Treasurer of Aquila Distributors, Inc. since
380 Madison Avenue     2000; Controller of Van Eck Global Funds, 1993-2000;
New York, NY 10017     Mutual Fund Accounting Manager of Alliance Capital
Age: 44                Management L.P., 1985-1993.

Lori A Vindigni       Assistant Vice President of Aquila Management Corporation
Assistant Treasurer   since 1998, formerly Fund Accountant for the Aquila Group
380 Madison Avenue    of Investment Companies since 1995; Staff Officer and
New York, NY          Fund Accountant of Citibank Global Asset Management Group
10017                 of Investment Companies, 1994-1995; Fund Accounting
Age: 34               Supervisor of Dean Witter Group of Investment Companies,
                      1990-1994.

Edward M. W. Hines    Partner of Hollyer Brady Smith & Hines LLP, attorneys,
Secretary             since 1989 and counsel, 1987-1989; Secretary of the
551 Fifth Avenue      Aquila Money-Market, Bond and Equity Funds since 1982;
New York, NY 10176    Secretary of Trinity Liquid Assets Trust, 1982-1985 and
Age: 61               Trustee of that Trust, 1985-1986; Secretary of Oxford
                      Cash Management Fund, 1982-1988.

Robert W. Anderson    Compliance Officer of Aquila Management Corporation since
Assistant Secretary   1998 and Assistant Secretary of the Aquila Money-Market
New York, NY 10017    Funds and the Aquila Bond and Equity Funds since 2000;
Age: 60               Consultant, The Wadsworth Group, 1995-1998; Executive
                      Vice President of Sheffield Management Company
                      (investment adviser and distributor
                      of a mutual fund group), 1986-1995.

John M. Herndon       Assistant Secretary of the Aquila Money- Market, Bond
Assistant Secretary   and Equity Funds since 1995 and Vice President of the
380 Madison Avenue    Aquila Money-Market Funds since 1990; Vice President
York, NY              of the Administrator since 1990; Investment Services
10017                 Consultant and Bank Services Executive
Age: 61               of Wright Investors' Service, a registered
                      investment adviser, 1983-1989;
                      Member of the American Finance Association, the Western Finance Association and the Society of Quantitative Analysts.


     The Funds do not pay fees to Trustees affiliated with the Administrator or Adviser or to any of the Fund's officers. During the fiscal year ended March 31, 2001, the Cash Fund, the Tax-Free Fund and the Government Securities Fund paid, respectively, $151,603, $55,511 and $117,616 in compensation and reimbursement of expenses to its Trustees. The Funds are among the 14 funds in the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, money-market funds and equity funds. The following tables list the compensation of all Trustees who received compensation from the Funds, the compensation each received during each Fund's fiscal year from all funds in the Aquilasm Group of Funds and the number of such funds. None of such Trustees has any pension or retirement benefits from the Fund or any of the other funds in the Aquila group.


                           Compensation    Compensation     Compensation
Name                       from the         from the        from the Government
                           Cash Fund       Tax-Free Fund    Securities Fund

Vernon R.                  $12,500            $5,100            $9,600
Alden

Arthur K.                  $12,500            $5,100            $9,600
Carlson

William M.                 $12,500            $5,100            $9,600
Cole

Thomas W.                  $12,500            $5,100            $9,600
Courtney

Richard W.                 $13,017            $5,211            $9,972
Gushman

Stanley W.                 $12,500            $5,100            $9,600
Hong

Theodore T.                $12,500            $5,100            $9,600
Mason

Russell K.                 $12,500            $5,100            $9,600
Okata

Douglas                    $11,000            $3,600            $8,100
Philpotts

Oswald K.                  $12,500            $5,100            $9,600
Stender





                                   Compensation     Number of
                                   from all         boards on
                                   funds in the     which the
                                    Aquilasm         Trustee
Name                                Group            now serves

Arthur K.
Carlson                             $56,900          7

William M Cole                      $41,450          4

Theodore T. Mason                   $54,050          7

Vernon Alden                        $58,850          7

Thomas W.
Courtney                            $52,700          5

Richard W
Gushman                             $43,800          4

Stanley W. Hong                     $41,800          4

Russell K. Okata                    $41,800          4

Douglas Philpotts                   $35,800          4

Oswald Stender                      42,500           4



     Certain Trustees are also trustees of the funds in the Pacific Capital Group of Funds for which the Adviser is also investment adviser. For the same period, these funds paid the following Trustees the amounts listed: Mr. Gushman, $26,000; Mr. Hong, $26,000; Mr. Okata, $26,000; Mr. Philpotts, $25,500; and Mr.
Stender, $26,000.


Ownership of Securities

         The ownership of more than 5% of the outstanding shares of each Fund on July 1, 2001 was as follows:

Name and address           Number of shares          Percent of class
of the holder of
record

The Cash Fund:
Original Shares

Pacific Century Trust
P.O. Box 3170
Honolulu, HI                277,458,205.459              80.9%
                            (in two accounts)

Firststar Bank NA            50,882,955.169               14.8%
ATTN ACM DEPT SL-TW-17TF
PO. BOX 387
ST. Louis, MO 63166


The Cash Fund:
Service Shares

BHC Securities, Inc.,
2005 Market Street,
Philadelphia, PA             226,062,843.489              98.3%

The Tax-Free Fund:
Original Shares

Pacific Century Trust,
P.O. Box 3170
Pacific, Honolulu, HI       81,611,202.889                95.9%
                            (in two accounts)

The Tax-Free Fund:
Service Shares

BHC Securities, Inc.
2005 Market Street,
Philadelphia, PA            62,837,089.789                100%

The Government Securities Fund:
Original Shares

Pacific Century Trust,
P.O. Box 3170
Honolulu, HI               178,250,851.628                92.8%
                           (in two accounts)

The Government Securities Fund: Service Shares 403,740,575.38
BHC Securities, Inc.
2005 Market Street,
Philadelphia, PA            402,759,412.651               99.7%

         The Funds' management is not aware of any person, other than those named above, who beneficially owned 5% or more of either class of a Fund's outstanding shares on such date. On the basis of information received from the record owners listed above, the Funds' management believes (i) that all of the Original Shares indicated are held for the benefit of custodial or trust clients; and (ii) that all of such shares could be considered as "beneficially" owned by the named shareholders in that they possessed shared voting and/or investment powers as to such shares. The Service Shares indicated above are held for the benefit of customers.


                     Investment Advisory and Other Services

     Asset Management Group of the Bank of Hawaii (formerly Pacific Century Trust), supervises the investment program of each Fund and the composition of its portfolio. On September 30, 1997, the operations of Hawaiian Trust Company, Ltd., formerly a subsidiary of the Bank of Hawaii, became a division of the Bank of Hawaii and assumed the name Pacific Century Trust.

         The services of the Adviser to each Fund are rendered under an Investment Advisory Agreement between that Fund and the Adviser (together, the "Advisory Agreements") which was most recently approved by the Fund's shareholders on March 22, 1996.

         The Advisory Agreements of the Funds provide, subject to the control of the Board of Trustees, for investment supervision by the Adviser. Under each Advisory Agreement, the Adviser will furnish information as to the Fund's portfolio securities to any provider of fund accounting services to each Fund; will monitor records of each Fund as to the Fund's portfolio, including prices, maintained by such provider of such services; and will supply at its expense, monthly or more frequently as may be necessary, pricing of each Fund's portfolio based on available market quotations using a pricing service or other source of pricing information satisfactory to that Fund. Each Advisory Agreement states that the Adviser shall, at its expense, provide to the Fund all office space and facilities, equipment and clerical personnel necessary for the carrying out of the Adviser's duties under the Advisory Agreement.

         Under each Advisory Agreement, the Adviser pays all compensation of those officers and employees of the Fund and of those Trustees, if any, who are affiliated with the Adviser, provided, however that if any Trustee is an affiliate of the Adviser solely by reason of being a member of its Board of Directors, the Funds may pay compensation to such Trustee, but at a rate no greater than the rate they pay to the other Trustees. Under the Advisory Agreements, each Fund bears the cost of preparing and setting in type its prospectuses, statements of additional information, and reports to its shareholders and the costs of printing or otherwise producing and distributing those copies of such prospectuses, statements of additional information and reports as are sent to its shareholders. Under each Advisory Agreement, all costs and expenses not expressly assumed by the Adviser or by the Administrator under the Fund's Administration Agreement or by the Fund's principal underwriter are paid by the Fund. The Advisory Agreements list examples of such expenses borne by the Funds, the major categories of such expenses being: legal and audit expenses, custodian and transfer agent, or shareholder servicing agent, fees and expenses, stock issuance and redemption costs, certain printing costs, registration costs of the Funds and their shares under Federal and State securities laws, interest, taxes, and non-recurring expenses, including litigation.

         Each Advisory Agreement may be terminated by the Adviser at any time without penalty upon giving the Fund sixty days' written notice, and may be terminated by the Fund at any time without penalty upon giving the Adviser sixty days' written notice, provided that such termination by the Fund shall be directed or approved by the vote of a majority of all its Trustees in office at the time or by the vote of the holders of a majority (as defined in the 1940
Act) of its voting securities at the time outstanding and entitled to vote; each agreement automatically terminates in the event of its assignment (as so defined).

         Each Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Adviser is not liable for any loss sustained by the adoption of any investment policy or the purchase, sale or retention of any security and permits the Adviser to act as investment adviser for any other person, firm or corporation. Each Fund agrees to indemnify the Adviser to the full extent permitted under the Trust's Declaration of Trust.

         The Advisory Agreement states that it is agreed that the Adviser shall have no responsibility or liability for the accuracy or completeness of the Fund's Registration Statement under the Securities Act of 1933 and the 1940 Act, except for the information supplied by the Adviser for inclusion therein.

         Each Advisory Agreement contains the provisions set forth below under "Brokerage Allocation and Other Practices."

The Administration Agreements

         Under Administration Agreements with each Fund (the "Administration Agreements"), Aquila Management Corporation as Administrator, at its own expense, provides office space, personnel, facilities and equipment for the performance of its functions thereunder and as is necessary in connection with the maintenance of the headquarters of the Fund and pays all compensation of the Fund's Trustees, officers and employees who are affiliated persons of the Administrator. The Administration Agreements went into effect November 1, 1993.

         Under the Administration Agreements, subject to the control of the Funds' Board of Trustees, the Administrator provides all administrative services to each Fund other than those relating to its investment portfolio and the maintenance of its accounting books and records. Such administrative services include but are not limited to maintaining books and records (other than accounting books and records) of the Funds, and overseeing all relationships between the Funds and their transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for effective operation of the Funds and for the sale, servicing or redemption of the Funds' shares.

Advisory and Administration Fees

         During the three fiscal years ended March 31,2001, 2000 and 1999 the Funds paid the following fees:

To the Adviser:

                    Cash Fund               Tax-Free      Government
                                            Fund          Securities Fund

2001              $2,315,990                $395,214      $1,578,335

2000              $2,185,236                $378,127      $1,190,224

1999              $2,072,443                $377,975      $1,049,559

1998              $1,791,797                $271,071       $588,596

To the Administrator:

2001              $754,843                 $152,909        $378,425

2000              $733,64                  $149,300        $296,108

1999              $715,281                 $149,267        $266,270

1998              $669,595                 $125,970        $168,490



Transfer Agent, Custodian and Auditors

          The Funds' Shareholder Servicing Agent (transfer agent) is PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

         Each Fund's Custodian is Bank One Trust Company N.A., 100 East Broad Street, Columbus, OH 43271; it receives, holds and delivers the Funds' portfolio securities (including physical securities, book-entry securities, and securities in depositories) and money, performs related accounting functions and issues reports to the Funds.

         The Funds' auditors, KPMG LLP, 757 3rd Avenue, New York, NY 10017 perform an annual audit of the Funds' financial statements.

                    Brokerage Allocation and Other Practices

         During the fiscal years ended March 31, 2001, 2000 and 1999 all of the Funds' transactions were principal transactions and no brokerage commissions were paid. Provisions regarding brokerage allocation and other practices relating to brokerage in each Fund's Advisory Agreement are as follows:

         In connection with its duties to arrange for the purchase and sale of the Fund's portfolio securities, the Adviser shall select such broker-dealers ("dealers") as shall, in the Adviser's judgment, implement the policy of the Fund to achieve "best execution," i.e., prompt, efficient and reliable execution of orders at the most favorable net price. The Adviser shall cause the Fund to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Adviser determines that better price or execution may be obtained by paying such commissions; the Fund expects that most transactions will be principal transactions at net prices and that the Fund will incur little or no brokerage costs. The Fund understands that purchases from underwriters include a commission or concession paid by the issuer to the underwriter and that principal transactions placed through dealers include a spread between the bid and asked prices. In allocating transactions to dealers, the Adviser is authorized to consider, in determining whether a particular dealer will provide best execution, the dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the dealer, viewed either in terms of the particular transaction or the Adviser's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more dealers, the Adviser is authorized, in making such allocation, to consider (i) whether a dealer has provided research services, as further discussed below; and (ii) whether a dealer has sold shares of the Fund or any other investment company or companies having the Adviser as its investment adviser or having the same sub-adviser, Administrator or principal underwriter as the Fund. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities. The Fund recognizes that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to the Fund and/or other accounts of the Adviser and that research received by such other accounts may or may not be useful to the Fund.

Limitation of Redemptions in Kind

         Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1 percent of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Per Share" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

                                  Capital Stock

Description of Shares

         The Trust issues three series of shares, each series constituting the shares of a Fund. Each series has separate assets and liabilities and is comprised of two classes of shares: Original Shares and Service Shares. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an equal proportionate interest in a Fund. Income, direct liabilities and direct operating expenses of each series will be allocated directly to each series, and general liabilities and expenses, if any, of the Trust will be allocated among the series in a manner acceptable to the Board of Trustees. Certain expenses of a series specifically allocable to a particular class will be borne by that class; the expense of the series not so allocated will be allocated among the classes in a manner acceptable to the Board of Trustees and in accordance with any applicable exemptive order or Rule of the SEC. Upon liquidation of a series, shareholders of each class of the series are entitled to share pro-rata (subject to liabilities, if any, allocated specifically to that class) in the net assets of that series available for distribution to shareholders and upon liquidation of the Trust, the respective series are entitled to share proportionately in the assets available to the Trust after allocation to the various series. If they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Trust may create additional classes of shares (subject to rules and regulations of the Securities and Exchange Commission or by exemptive order) or the Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). Shares are fully paid and non-assessable, except as set forth below with respect to the potential liability of shareholders of a Massachusetts business trust; the holders of shares have no pre-emptive or conversion rights.

Voting Rights

         At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) represented by the shares held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Trust. The Trust may be terminated
(i) upon the sale of its assets to another issuer, or (ii) upon liquidation and distribution of the assets of the Trust, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of each series. If not so terminated, the Trust will continue indefinitely. Rule 18f-2 under the 1940 Act provides that matters submitted to shareholders be approved by a majority of the outstanding voting securities of each series, unless it is clear that the interests of each series in the matter are identical or the matter does not affect a series. However, the rule exempts the selection of accountants and the election of Trustees from the separate voting requirement. Classes do not vote separately except that, as to matters exclusively affecting one class (such as the adoption or amendment of class-specific provisions of the Distribution Plan), only shares of that class are entitled to vote.

         Each Fund has two classes of shares:

         Original Shares: Original Shares are offered solely to (1) financial institutions for their own account or for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity; (2) persons entitled to exchange into such shares under the Fund's exchange privilege; and (3) shareholders of record on January 20, 1995, the date on which the Funds first offered two classes of shares. Original Shares are sold with no sales charge and there is no redemption fee.

         Service Shares: Service Shares are offered to anyone. There are no sales charges or redemption fees. Service Shares of each Fund are subject to a Distribution (12b-1) fee of 0.25 of 1% of the average annual assets of the Fund represented by Service Shares.

         The Trust is an entity of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of a trust such as the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, for the protection of shareholders, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by any Fund or the Trustees. The Declaration of Trust provides for indemnification out of the Trust's property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Trust itself would be unable to meet its obligations. If any series or class is unable to meet the obligations attributable to it (which, in the case of the Trust, is a remote possibility), other series or classes would be subject to such obligations with a corresponding increase in the risk of the shareholder liability mentioned in the prior sentence.

         The Declaration of Trust further indemnifies the Trustees out of the assets of each Fund and provides that they will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                   Purchase, Redemption, and Pricing of Shares

Amortized Cost Valuation

         The Funds operate under Rule 2a-7 (the "Rule") of the Securities and Exchange Commission which permits them to value their portfolios on the basis of amortized cost. The amortized cost method of valuation is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium, and does not reflect the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.

         While the amortized cost method provides certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on a Fund's shares may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments and changing its dividends based on these changing prices. The converse would apply in a period of rising interest rates.

         Under the Rule, each Fund's Board of Trustees must establish, and has established, procedures (the "Procedures") designed to stabilize at $1.00, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions. Such procedures must include review of the Fund's portfolio holdings by the Board of Trustees at such intervals as it may deem appropriate and at such intervals as are reasonable in light of current market conditions to determine whether the Fund's net asset value calculated by using available market quotations deviates from the per share value based on amortized cost. "Available market quotations" may include actual market quotations (valued at the mean between bid and asked prices), estimates of market value reflecting current market conditions based on quotations or estimates of market value for individual portfolio instruments or values obtained from yield data relating to a directly comparable class of securities published by reputable sources.

         Under the Rule, if the extent of any deviation between the net asset value per share based upon "available market quotations" (see above) and the net asset value per share based on amortized cost exceeds $0.005, the Board of Trustees must promptly consider what action, if any, will be initiated. When the Board of Trustees believes that the extent of any deviation may result in material dilution or other unfair results to investors or existing shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a net asset value per share using available market quotations. The Procedures contemplate changes in the dividends payable by the each Fund under specified conditions, as described below under "Computation of Daily Dividends." This portion of the Procedures provides that actions that the Trustees would consider under certain circumstances can be taken automatically.

Computation of Daily Dividends

         Under the Procedures that each Fund's Board of Trustees has adopted relating to amortized cost valuation, the calculation of each Fund's daily dividends will change under certain circumstances from that indicated in the Prospectus. If on any day the deviation between net asset value determined on an amortized cost basis and that determined using market quotations is $0.003 or more, the amount of such deviation will be added to or subtracted from the daily dividend to the extent necessary to reduce such deviation to within $0.003.

         If on any day there is insufficient net income to absorb any such reduction, the Board of Trustees would be required under the Rule to consider taking other action if the deviation, after eliminating the dividend for that day, exceeds $0.005. One of the actions which the Board of Trustees might take could be the elimination or reduction of dividends for more than one day.

Automatic Withdrawal Plan

         If you own or purchase shares of a Fund having a net asset value of at least $5,000 you may establish an Automatic Withdrawal Plan under which you will receive a monthly or quarterly check in a stated amount, not less than $50. Stock certificates will not be issued for shares held under an Automatic Withdrawal Plan. All dividends must be reinvested.

         Shares will be redeemed on the last business day of the month as may be necessary to meet withdrawal payments. Shares acquired with reinvested dividends will be redeemed first to provide such withdrawal payments and thereafter other shares will be redeemed to the extent necessary, and, depending upon the amount withdrawn, your principal may be depleted.

         Redemption of shares for withdrawal purposes may reduce or even liquidate the account. Monthly or quarterly payments paid to shareholders may not be considered as a yield or income on investment.

                               Exchange Privileges

Original Shares

     There are two exchange privileges available to holders of Original Shares of the Funds: the Pacific Capital Exchange Privilege and the Aquilasm Group Exchange Privilege.

Pacific Capital Exchange Privilege

         Shareholders may exchange their Original Shares in any Fund for Institutional Class shares of any of the existing or future funds (series) of Pacific Capital Funds, each of which represents a different portfolio. As of the date of this SAI, the existing funds are Growth Stock Fund, Growth and Income Fund, New Asia Growth Fund, Diversified Fixed Income Fund, Tax Free Securities Fund, Tax Free Short Intermediate Securities Fund, U.S. Treasuries Securities Fund and Short Intermediate U.S. Treasury Securities Fund. Each of these funds is referred to as a "Pacific Capital Fund" and collectively they are referred to as the "Pacific Capital Funds" or the "Pacific Capital Exchange Group." The Adviser acts as investment adviser for the Pacific Capital Funds. All exchanges are subject to certain conditions described below.

Aquilasm Group Exchange Privilege

         Shareholders may exchange their Original Shares of any Fund into certain related tax-free municipal bond funds and two equity funds (the "Aquila Bond and Equity Funds") and money-market funds (the "Aquila Money Market Funds"), all of which (the "Aquila Exchange Group") are sponsored by Aquila Management Corporation and Aquila Distributors, Inc., and have the same Administrator and Distributor as the Funds. All exchanges are subject to certain conditions described below. As of the date of this SAI, the Aquila Bond and Equity Funds are Hawaiian Tax-Free Trust, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund For Utah, Narragansett Insured Tax-Free Income Fund, Aquila Rocky Mountain Equity Fund and Aquila Cascadia Equity Fund; the Aquila Money Market Funds are the Funds, Capital Cash Management Trust and Capital Cash U.S. Government Securities Trust. (With respect to exchanges of Original Shares of any Fund into shares of any other Fund, only exchanges for Original Shares of those funds are permitted.)

Terms and Conditions of Both Exchange Privileges for Original Shares

         The Institutional Class shares of each Pacific Capital Fund have an exchange privilege which allows further exchanges among the Institutional Class shares of each other Pacific Capital Fund at relative net asset values. The Institutional Class shares of each Pacific Capital Fund also have another exchange privilege with certain funds in the Aquila Exchange Group under which their shares and Original Shares of Funds may be exchanged, also without payment of an additional sales charge.

         The funds in the Aquila Exchange Group also have exchange privileges, as described below. Under the exchange privileges of both Exchange Groups, once any applicable sales charge has been paid with respect to exchangeable shares of a fund in one of the Exchange Groups, those shares (and any shares acquired as a result of reinvestment of dividends and/or distributions) may be exchanged any number of times among the other funds of the same Exchange Group without the payment of any additional sales charge. An exchange between the two Exchange Groups will, however, result in the applicable sales charge if the shares of the fund being acquired in the exchange carry a sales charge, unless the shares being exchanged are the Eligible Shares (see below) of that Exchange Group.

         The "Pacific Capital Eligible Shares" of any Pacific Capital Fund are those Institutional shares which were (a) acquired by direct purchase with payment of any applicable sales charge, or which were received in exchange for shares of another Pacific Capital Fund on which any applicable sales charge was paid; (b) acquired with payment of any applicable sales charge by exchange for Original Shares of any Fund; (c) acquired in one or more exchanges between Original Shares of the Funds and shares of the Pacific Capital Funds so long as the Pacific Capital Fund shares were originally purchased as set forth in (a) or
(b); or (d) acquired as a result of reinvestment of dividends and/or distributions on Pacific Capital Eligible Shares.

         If you own Pacific Capital Eligible Shares of any Fund, you may exchange them for shares of any Pacific Capital Fund or any Aquila Money-Market Fund without payment of any sales charge. The shares received will continue to be Pacific Capital Eligible shares. You may also exchange them for the shares of any Aquila Bond or Equity Fund, but only upon payment of the appropriate sales charges.

The Aquila Group Exchange Privilege

         The Aquila Bond and Equity Funds offer Classes of Shares: Class A Shares ("Front-Payment Shares") and Class C Shares ("Level-Payment Shares"), which can be purchased by anyone, and Class Y Shares ("Institutional Class Shares"), which are offered only to institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Some funds also offer Financial Intermediary Class Shares ("Class I Shares"). The Exchange Privilege has different provisions for each class.

         (1) Originally purchased Money-Market Fund shares. Shares of a Money-Market Fund (and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares) acquired directly in a purchase (or in exchange for Money-Market Fund Shares that were themselves directly purchased), rather than in exchange for shares of a Bond or Equity Fund, may be exchanged for shares of any class of any Bond or Equity Fund that the investor is otherwise qualified to purchase, but the shares received in such an exchange will be subject to the same sales charge, if any, that they would have been subject to had they been purchased rather than acquired in exchange for Money-Market Fund shares. If the shares received in exchange are shares that would be subject to a contingent deferred sales charge ("CDSC") if purchased directly, the holding period governing the CDSC will run from the date of the exchange, not from the date of the purchase of Money-Market Shares.

         (2) CDSCs upon redemptions of shares acquired through exchanges. If you exchange shares of the following categories, no CDSC will be imposed at the time of exchange, but the shares you receive in exchange for them will be subject to the applicable CDSC if you redeem them before the requisite holding period (extended, if required) has expired:

         -        CDSC Class A Shares;

         -        Class C Shares: and

         - Shares of a Money-Market Fund that were received in exchange for CDSC Class A Shares or Class C Shares.

         If the shares you redeem would have incurred a CDSC if you had not made any exchanges, then the same CDSC will be imposed upon the redemption regardless the exchanges that have taken place since the original purchase.

         (3) Extension of Holding Periods by owning Money-Market Funds. Any period of 30 days or more during which Money-Market shares received on an exchange of CDSC Class A Shares or Class C Shares are held is not counted in computing the applicable holding period for CDSC Class A Shares or Class C Shares.

         Each Fund, as well as the other Money-Market Funds and Bond or Equity Funds, reserves the right to reject any exchange into its shares, if shares of the fund into which exchange is desired are not available for sale in your state of residence. The Funds may also modify or terminate this exchange privilege at any time. In the case of termination, the Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

Exchange Privilege for Service Shares:

         You may exchange Service Shares in any Fund for Retail Class shares of any of the existing or future funds (series) of the Pacific Capital Exchange Group (see "Exchange Privilege for Original Shares" above).

         Shareholders of any Fund may also exchange their Service Shares for Service Shares of any other Fund, all of which are series of the Trust and as such, have the same Administrator, Distributor and Adviser. They are collectively called the "Funds."

         All exchanges are subject to certain conditions described below.

Terms and Conditions of the Service Shares Exchange Privilege

         The Retail Class shares of each Pacific Capital Fund have an exchange privilege which allows further exchanges for Retail Class shares of each other Pacific Capital Fund at relative net asset values without the payment of additional sales charges.

         Under the exchange privileges of the Pacific Capital Exchange Group, once any applicable sales charge has been paid with respect to exchangeable shares of a fund in the Pacific Capital Exchange Group, those shares (and any shares acquired as a result of reinvestment of dividends and/or distributions) may be exchanged any number of times among the other funds of the Pacific Capital Exchange Group without the payment of any additional sales charge.

         The "Pacific Capital Eligible Shares" of any Pacific Capital Fund are those Retail Shares which were (a) acquired by direct purchase with payment of any applicable sales charge, or which were received in exchange for shares of another Pacific Capital Fund on which any applicable sales charge was paid; (b) acquired with payment of any applicable sales charge by exchange for Service Shares of a Fund; (c) acquired in one or more exchanges between Service Shares of Funds and Retail Shares of Pacific Capital Funds so long as the Pacific Capital Fund shares were acquired as set forth in (a) or (b); or (d) acquired as a result of reinvestment of dividends and/or distributions on Pacific Capital Eligible Shares. "Pacific Capital Eligible Shares" of a Fund are those Service Shares which were acquired (a) by exchange for other Pacific Capital Eligible Shares or (b) as a result of reinvestment of dividends and/or distributions of otherwise Pacific Capital Eligible Shares.

         If you own Pacific Capital Eligible Shares of a Fund, you may exchange them for shares of any Pacific Capital Fund without payment of any sales charge. The shares received will continue to be Pacific Capital Eligible shares.

         If you own Service Shares of any of the Funds that are not Pacific Capital Eligible Shares, you may exchange them for Service Shares of any other Fund without payment of any sales charge. The shares received will continue not to be Pacific Capital Eligible shares. You may also exchange them for the Retail Shares of any Pacific Capital Fund, but only upon payment of the appropriate sales charge.

         Each of the Funds, as well as the Pacific Capital Funds, reserves the right to reject any exchange into its shares, if the shares of the fund into which exchange is desired are not available for sale in the shareholder's state of residence, and to modify or terminate this exchange privilege at any time; in the case of termination, the Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

Provisions Applicable to All Exchanges of Original Shares and Service Shares

         All exercises of an exchange privilege are subject to the conditions that (i) the shares being acquired are available for sale in your state of residence; and (ii) the aggregate net asset value of the shares surrendered for exchange is at least equal to the applicable minimum investment requirement of the investment company whose shares are being acquired.

         To effect an exchange, you must complete a form which is available from the Distributor, unless you have elected the Telephone Exchange feature on the Application. The exchange will be effected at the relative exchange prices of the shares being exchanged next determined after receipt by the Distributor of a properly completed form or Telephone Exchange request. The exchange prices will be the respective net asset values of the shares (unless a sales charge is to be deducted in connection with an exchange of shares as described above, in which case the exchange price of shares of the Pacific Capital Fund or Aquila Bond or Equity Fund will be its public offering price).

         Dividends paid by the Aquila Money-Market Funds are taxable, except to the extent that dividends paid by the Tax-Free Fund (which invests in tax-free municipal obligations) are exempt from regular Federal income tax and Hawaiian income tax, and to the extent that dividends paid by the Government Securities Fund and Capital Cash U.S. Government Securities Trust (both of which invest in U.S. government obligations) are exempt from state income taxes. Dividends paid by the Aquila Rocky Mountain Equity Fund and Aquila Cascadia Equity Fund are taxable. If your state of residence is not the same as that of the issuers of obligations in which a tax-free municipal bond fund or a tax-free money market-fund invests, the dividends from that fund may be subject to income tax of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of such a fund under the exchange privilege arrangement.

         An exchange is treated for Federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period; no representation is made as to the deductibility of any such loss that may occur.

         If you are considering an exchange into one of the funds listed above, you should send for and carefully read its Prospectus.

Transfer on Death Registration

         Each of the funds in the Aquilasm Group of Funds now generally permits registration of its shares in beneficiary form, subject to the funds' rules governing Transfer on Death ("TOD") registration, if the investor resides in a state that has adopted the Uniform Transfer on Death Security Registration Act (a "TOD State"; for these purposes, Missouri is deemed to be a TOD State). This form of registration allows you to provide that, on your death, your shares are to be transferred to the one or more persons that you specify as beneficiaries. To register shares of a Fund in TOD form, complete the special TOD Registration Request Form and review the Rules Governing TOD Registration; both are available from the Agent. The Rules, which are subject to amendment upon 60 days' notice to TOD account owners, contain important information regarding TOD accounts with a Fund; by opening such an account you agree to be bound by them, and failure to comply with them may result in your shares' not being transferred to your designated beneficiaries. If you open a TOD account with a Fund that is otherwise acceptable but, for whatever reason, neither the Fund nor the Transfer Agent receives a properly completed TOD Registration Request Form from you prior to your death, the Fund reserves the right not to honor your TOD designation, in which case your account will become part of your estate.

          You are eligible for TOD registration only if, and as long as, you reside in a TOD State. If you open a TOD account and your account address indicates that you do not reside in a TOD State, your TOD registration will be ineffective and the Fund may, in its discretion, either open the account as a regular (non-TOD) account or redeem your shares. Such a redemption may result in a loss to you and may have tax consequences. Similarly, if you open a TOD account while residing in a TOD State and later move to a non-TOD State, your TOD registration will no longer be effective. In both cases, should you die while residing in a non-TOD State the Fund reserves the right not to honor your TOD designation. At the date of this SAI, most states are TOD States.

 Distribution Plan

         Each Fund has adopted a Distribution Plan under Rule 12b-1 ("Rule 12b-1") under the 1940 Act; the plans which have substantially the same terms. In the following material the "Plan" means the Plan of any of the Funds. Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under Rule 12b-1. The Plan is in two parts.

         The Plan states that while it is in effect, the selection and nomination of those Trustees of any Fund who are not "interested persons" of the Fund shall be committed to the discretion of such disinterested Trustees but that nothing in the Plan shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

Part I of the Plan

         Part I of the Plan is designed to protect against any claim involving the Fund that the administration fee and some of the expenses which the Fund pays or may pay come within the purview of Rule 12b-1. No Fund considers such fee or any payment enumerated in Part I of the Plan as so financing any such activity. However, it might be claimed that such fee and some of the expenses a Fund pays come within the purview of Rule 12b-1. If and to the extent that any payments (including fees) specifically listed in Part I of the Plan are considered to be primarily intended to result in or are indirect financing of any activity which is primarily intended to result in the sale of a Fund's shares, these payments are authorized under the Plan.

         As used in Part I of the Plan, "Qualified Recipients" means (i) any principal underwriter or underwriters of a Fund (other than a principal underwriter which is an affiliated person, or an affiliated person of an affiliated person, of the Administrator) and (ii) broker-dealers or others selected by Aquila Management Corporation (the "Administrator") with which it or a Fund has entered into written agreements ("Plan Agreements") and which have rendered assistance (whether direct, administrative or both) in the distribution and/or retention of a Fund's shares or servicing shareholder accounts. "Qualified Holdings" means, as to any Qualified Recipient, all Fund shares beneficially owned by such Qualified Recipient or by one or more customers (brokerage or other) or other contacts and/or its investment advisory or other clients, if the Qualified Recipient was, in the sole judgment of the Administrator, instrumental in the purchase and/or retention of such Fund shares and/or in providing administrative assistance in relation thereto.

         The Plan permits the Administrator to make payments ("Administrator's Permitted Payments") to Qualified Recipients. These Administrator's Permitted Payments are made by the Administrator and are not reimbursed by the Fund to the Administrator. Permitted Payments may not exceed, for any fiscal year of a Fund (pro-rated for any fiscal year which is not a full fiscal year), in the case of the Cash Fund, 0.15 of 1% of the average annual net assets of the Fund, and in the case of the Tax-Free Fund and the Government Securities Fund 0.10 of 1% of their respective average annual net assets. The Administrator shall have sole authority (i) as to the selection of any Qualified Recipient or Recipients; (ii) not to select any Qualified Recipient; and (iii) to determine the amount of Administrator's Permitted Payments, if any, to each Qualified Recipient, provided that the total Administrator's Permitted Payments to all Qualified Recipients do not exceed the amount set forth above. The Administrator is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient; (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area; and (c) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. The Plan states that whenever the Administrator bears the costs, not borne by a Fund's Distributor, of printing and distributing all copies of the Fund's prospectuses, statements of additional information and reports to shareholders which are not sent to the Fund's shareholders, or the costs of supplemental sales literature and advertising, such payments are authorized.

         Part I of the Plan recognizes that, in view of the Administrator's Permitted Payments and bearing by the Administrator of certain distribution expenses, the profits, if any, of the Administrator are dependent primarily on the administration fees paid by the Fund to the Administrator and that its profits, if any, would be less, or losses, if any, would be increased due to such Administrator's Permitted Payments and the bearing by it of such expenses. If and to the extent that any such administration fees paid by the Fund might, in view of the foregoing, be considered as indirectly financing any activity which is primarily intended to result in the sale of shares issued by the Fund, the payment of such fees is authorized by Part I of the Plan.

         Part I of the Plan also states that if and to the extent that any of the payments listed below are considered to be "primarily intended to result in the sale of" shares issued by the Fund within the meaning of Rule 12b-1, such payments are authorized under the Plan: (i) the costs of the preparation of all reports and notices to shareholders and the costs of printing and mailing such reports and notices to existing shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of the Fund or other funds or other investments; (ii) the costs of the preparation and setting in type of all prospectuses and statements of additional information and the costs of printing and mailing all prospectuses and statements of additional information to existing shareholders; (iii) the costs of preparation, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of the Fund's shares; (iv) all legal and accounting fees relating to the preparation of any such reports, prospectuses, statements of additional information, proxies and proxy statements; (v) all fees and expenses relating to the registration or qualification of the Fund and/or its shares under the securities or "Blue-Sky" laws of any jurisdiction; (vi) all fees under the Securities Act of 1933 and the 1940 Act, including fees in connection with any application for exemption relating to or directed toward the sale of the Fund's shares; (vii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; (viii) all costs of the preparation and mailing of confirmations of shares sold or redeemed or share certificates, and reports of share balances; and (ix) all costs of responding to telephone or mail inquiries of investors or prospective investors.

         Part I of the Plan states that while Part I is in effect, the Fund's Administrator shall report at least quarterly to the Fund's Trustees in writing for its review on the following matters: (i) all Administrator's Permitted Payments made to Qualified Recipients, the identity of the Qualified Recipient of each Payment and the purpose for which the amounts were expended; (ii) all costs of each item specified in the second preceding paragraph (making estimates of such costs where necessary or desirable) during the preceding calendar or fiscal quarter; and (iii) all fees of the Fund to the Administrator paid or accrued during such quarter.

         Part I of the Plan defines as the Fund's Independent Trustees those Trustees who are not "interested persons" of the Fund as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. Part I of the Plan, unless terminated as hereinafter provided, continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Fund's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. In voting on the implementation or continuance of Part I of the Plan, those Trustees who vote to approve such implementation or continuance must conclude that there is a reasonable likelihood that Part I of the Plan will benefit the Fund and its shareholders. Part I of the Plan may be terminated at any time by vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Fund. Part I of the Plan may not be amended to increase materially the amount of payments to be made without shareholder approval, and all amendments must be approved in the manner set forth above as to continuance of Part I of the Plan.

         Part I of the Plan states that in the case of a Qualified Recipient which is a principal underwriter of the Fund the Plan Agreement shall be the agreement contemplated by Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, Rule 12b-1. The Plan also states that in the case of Qualified Recipients which are not principal underwriters of the Fund, the Plan Agreements with them shall be the agreements with the Administrator with respect to payments under Part I of the Plan.

         Under Rule 12b-1, all agreements related to implementation of a plan must be in writing and must contain specified adoption and continuance requirements, including a requirement that they terminate automatically on their "assignment," as that term is defined in the 1940 Act. The other adoption and continuance requirements as to such agreements are the same as those described above as to Part I of the Plan itself except that: (i) no shareholder action is required for the approval of such agreements, and (ii) termination by Trustee or shareholder action as there described may be on not more than 60 days' written notice. The Plan Agreement between the Fund and the Administrator is governed by the foregoing requirements.

         During the Funds' fiscal year ended March 31, 2001 no or nominal Administrator's Permitted Payments (under $1,000) were made by the Administrator to Qualified Recipients.

         The formula under which the payments described above may be made under
Part I of the Plan by the Administrator was arrived at by considering a number of factors. One of such factors is that such payments are designed to provide incentives for Qualified Recipients (i) in the case of Qualified Recipients which are principal underwriters, to act as such and (ii) in the case of all Qualified Recipients, to devote substantial time, persons and effort to the sale of the shares of the Fund. Another factor is that such payments by the Administrator to Qualified Recipients may provide the only incentive for Qualified Recipients to do so; there is no sales charge on the sale of the Fund's shares and, although Part II of the Plan, as discussed below, permits certain payments by the Fund to persons providing distribution and/or shareholder service assistance, those payments are permitted only in connection with one of the Fund's two classes of shares. Another factor is that the Fund is one of a group of funds having certain common characteristics. Each such fund
(i) is a money-market fund; and (ii) has as its investment adviser a banking institution or an affiliate which invests assets over which it has investment authority in money-market funds advised by other banking institutions or affiliates. The marketing of the Fund's shares may be facilitated since each such institution can, due to these common characteristics, be fully and currently informed as to the quality of the investments of and other aspects of the operations of each of the other funds and if such an investment is otherwise appropriate, can, although not required to do so, invest assets over which it has investment authority in one or more of the other funds.

Part II of the Plan

         Part II of the Plan authorizes payment of certain distribution or service fees by the Fund in connection with Service Shares of the Fund.

         As used in Part II of the Plan, "Designated Payees" means (i) any principal underwriter or underwriters of the Fund and (ii) broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor") with which it or the Fund has entered into written agreements ("Distributor's Plan Agreements") and which have rendered assistance (whether direct, administrative or both) in the distribution and/or retention of shares of the specified class or servicing shareholder accounts with respect to those shares. "Qualified Holdings" means, as to any Designated Payee, all Service Shares beneficially owned by such Designated Payee or by one or more customers (brokerage or other) or other contacts and/or its investment advisory or other clients, if the Designated Payee was, in the sole judgment of the Distributor, instrumental in the purchase and/or retention of such shares and/or in providing administrative assistance in relation thereto.

         Part II of the Plan permits the Fund to make payments ("Fund's Permitted Payments") to Designated Payees. These Fund's Permitted Payments are made by the Fund directly or through the Distributor and may not exceed, for any fiscal year of the Fund (pro-rated for any fiscal year which is not a full fiscal year), 0.25 of 1% of the average annual net assets of the Fund represented by the Service Shares class of Fund shares. Such payments are to be made out of the Fund assets allocable to Service Shares. The Distributor shall have sole authority (i) as to the selection of any Designated Payee or Payees;
(ii) not to select any Designated Payee; and (iii) to determine the amount of Fund's Permitted Payments, if any, to each Designated Payee, provided that the total Fund's Permitted Payments to all Designated Payees do not exceed the amount set forth above. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Designated Payee; (b) the extent to which the Designated Payee has, at its expense, taken steps in the shareholder servicing area; and (c) the possibility that the Qualified Holdings of the Designated Payee would be redeemed in the absence of its selection or continuance as a Designated Payee. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Designated Payee.

         Part II of the Plan states that while Part II is in effect, the Distributor shall report at least quarterly to the Fund's Trustees in writing for its review on the following matters: (i) all Fund's Permitted Payments made to Designated Payees, the identity of the Designated Payee of each Payment and the purpose for which the amounts were expended; and (ii) all fees of the Fund to the Distributor, sub-adviser or Administrator paid or accrued during such quarter.

         Part II of the Plan, unless terminated as hereinafter provided, continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Fund's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. In voting on the implementation or continuance of Part II of the Plan, those Trustees who vote to approve such implementation or continuance must conclude that there is a reasonable likelihood that Part II of the Plan will benefit the Fund and its shareholders.
Part II of the Plan may be terminated at any time by vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Service Shares class. Part II of the Plan may not be amended to increase materially the amount of payments to be made without shareholder approval, and all amendments must be approved in the manner set forth above as to continuance of Part II of the Plan.

         Part II of the Plan states that in the case of a Designated Payee which is a principal underwriter of the Fund, the Distributor's Plan Agreement shall be the agreement contemplated by Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, Rule 12b-1. The Plan also states that in the case of Designated Payees which are not principal underwriters of the Fund, the Distributor's Plan Agreements with them shall be the agreements with the Distributor with respect to payments under Part II of the Plan.


         During the three fiscal years ended March 31,2001, 2000 and 1999 the following payments were made by each of the Funds under Part II of their respective Plans to Designated Payees. All such payments were for compensation.

                  Cash Fund         Tax-Free Fund    Government Securities Fund

2001              514,514           $125,166         $853,801

2000              $447,845          $113,617         $594,837

1999              $338,640          $116,914         $468,352

                              Taxation of the Trust

         Each Fund, during its last fiscal year, qualified and intends to continue to qualify under subchapter M of the Internal Revenue Code; if so qualified it will not be liable for Federal income taxes on amounts distributed by the Fund.

                                   Underwriter

         Aquila Distributors, Inc. acts as each Fund's principal underwriter in the continuous public offering of each Fund's shares. The Distributor is not obligated to sell a specific number of shares. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.

(1)                (2)                (3)             (4)               (5)

Name of           Net Under-         Compensation    Brokerage        Other
Principal         writing            on Redemp-      Commissions      Compen-
Underwriter       Discounts          tions and                        sation
                  and                Repurchases
                  Commissions

Aquila            None               None              None           None
Distributors
Inc.

         The Distributor currently handles the distribution of the shares of fourteen funds (five money-market funds, seven tax-free municipal bond funds and two equity funds), including the Funds.


         The shares of the Distributor are owned 24% by Diana P. Herrmann,72% by Mr. Herrmann and other members of his immediate family and the balance by current employees of Aquila Management Corporation.


                                   Performance

         From time to time, each Fund may advertise its "current yield" and its "effective yield" (also referred to as "effective compound yield"). Both yield figures are based on historical earnings and are not intended to indicate future performance. The current yield of a Fund refers to the net income generated by an investment in that Fund over a stated seven-day period. This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. Each Fund may also advertise or quote its effective yield, which is calculated similarly, but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

         In addition, each Fund may also compare its performance to other income-producing securities such as (i) money-market funds; (ii) various bank products, including both those that are insured (e.g., deposit obligations) and those that are not (e.g., investment instruments offered by affiliates of banks); and (iii) U.S. Treasury Bills or Notes. There are differences between these income-producing alternatives and each Fund other than their yields, some of which are summarized below.

         The yield of each Fund is not fixed and will fluctuate. In addition, your investment is not insured and its yield is not guaranteed. There can be no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share. Although the yields of bank money-market deposit accounts and NOW accounts will fluctuate, principal will not fluctuate and is insured by the Federal Deposit Insurance Corporation up to $100,000. Bank passbook savings accounts normally offer a fixed rate of interest, and their principal and interest are also guaranteed and insured. Bank certificates of deposit offer fixed or variable rates for a set term. Principal and fixed rates are guaranteed and insured. There is no fluctuation in principal value. Withdrawal of these deposits prior to maturity will normally be subject to a penalty. Investment instruments, such as Repurchase Agreements and Commercial Paper, offered by affiliates of banks are not insured by the Federal Deposit Insurance Corporation. In comparing the yields of one money-market fund to another, consideration should be given to each fund's investment policy, portfolio quality, portfolio maturity, type of instruments held and operating expenses.






                                   APPENDIX A

NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS

Bond Ratings

         At the date of this Additional Statement there are six organizations considered as Nationally Recognized Statistical Rating Organizations ("NRSROs") for purposes of Rule 15c3-1 under the Securities Exchange Act of 1934. Their names, a brief summary of their respective rating systems, some of the factors considered by each of them in issuing ratings and their individual procedures are described below.


STANDARD & POOR'S CORPORATION

         Commercial paper consists of unsecured promissory notes issued to raise short-term funds. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. S&P's commercial paper ratings are graded into several categories from "A-1" for the highest-quality obligations (which can also have a plus (+) sign designation) to "D" for the lowest. The two highest categories are:

         A-1: This highest category indicates the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign.

          A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated A-1.

         An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based, in varying degrees, on the following considerations:

         1) Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations;

         2) Nature of and provisions of the obligation; and

         3) Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The two highest categories are:

         AAA: Capacity to pay interest and repay principal is extremely strong.

          AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a degree.

MOODY'S INVESTORS SERVICE

         Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated. The two highest categories are:

     Prime-1: Issuers rated P-1 have a superior ability for repayment of senior short-term debt obligations, evidenced by the following characteristics:

     o Leading market positions in well-established industries.

     o High rates of return on funds employed.

     o Conservative capital structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well-established access to a range of markets and assured sources of alternative liquidity.

     Prime-2: Issuers rated P-2 have a strong ability for repayment of senior short-term debt obligations, evidenced by the above-mentioned characteristics, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         Corporate bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by large or exceptionally stable margin and principal is secure. Corporate bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

DUFF & PHELPS, INC.

         The ratings apply to all obligations with maturities of under one year, including commercial paper, the unsecured portion of certificates of deposit, unsecured bank loans, master notes, bankers' acceptances, irrevocable letters of credit and current maturities of long-term debt. The two highest categories are:

               D-1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

               D-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

               D-1 -: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

               D-2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are very small.

         Long-term debt rated AAA represents the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. Debt rated AA represents high credit quality. Protection factors are strong.Risk is modest but may vary slightly from time to time because of economic conditions.

IBCA

          In determining the creditworthiness of financial institutions, IBCA assigns ratings within the following categories: Legal, Individual, Short and Long Term. A legal rating deals solely with the question of whether an institution would receive support if it ran into difficulties and not whether it is "good" or "bad". An individual rating looks purely at the strength of a financial institution without receiving any support. Short and long-term ratings assess the borrowing capabilities and the capacity for timely repayment of debt obligations. A short-term rating relates to debt which has a maturity of less than one year, while a long-term rating applies to a instrument of longer duration. The legal ratings are:

         1: A bank for which there is a clear legal guarantee on the part of its home state to provide any necessary support or a bank of such importance both internationally and domestically that support from the state would be forthcoming, if necessary.

         2: A bank for which there is no legal obligation on the part of its sovereign entity to provide support but for which state support would be forthcoming, for example, because of its importance to the total economy or its historic relationship with the government.

The individual ratings are:

               A: A bank with a strong balance sheet, favorable credit profile and a consistent record of above average profitability.

               B: A bank with a sound credit profile and without significant problems. The bank's performance has generally been in line with or better than that of its peers.

         The short-term ratings are:

               A-1+: Obligations supported by the highest capacity for timely repayment.

               A-1: Obligations supported by a very strong capacity for timely repayment.

         A-2: Obligations supported by a very strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

         The long-term ratings are:

         AAA: Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk.

          AA: Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not significantly.


THOMSON BANKWATCH, INC. (TBW)

         The TBW short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. TBW's two highest short-term ratings are:

               TBW-1: Indicates a very high degree of likelihood that principal and interest will paid on a timely basis.

               TBW-2: While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

The TBW long-term rating specifically assess the likelihood of an untimely repayment of principal or interest over the term to maturity of the rated instrument. TBW's two highest long-term ratings are:

          AAA: Indicates ability to repay principal and interest on a timely basis is very strong.

          AA: Indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

FITCH INVESTORS SERVICE, INC.

         The Fitch short-term ratings apply to debt obligations that are payable on demand which include commercial paper, certificates of deposit, medium-term notes and municipal and investment notes. Short-term ratings places greater emphasis than long-term ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are:

               F-1+: Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

               F-1: Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

         The Fitch long-term rating represents their assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality. The Fitch long-term rating are:

          AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong.

        DESCRIPTION OF MUNICIPAL BOND AND COMMERCIAL PAPER RATINGS

Municipal Bond Ratings

         Standard & Poor's. A Standard & Poor's municipal obligation rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

         The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

         The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

         The ratings are based, in varying degrees, on the following considerations:

          I. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

          II. Nature of and provisions of the obligation;

          III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors rights.

         AAA Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Plus (+) or Minus (:): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

         Standard & Poor's ratings for municipal note issues are designated SP in order to help investors distinguish more clearly the credit quality of notes as compared to bonds. Notes bearing the designation SP-1 are deemed very strong or to have strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation. Notes bearing the designation SP-2 are deemed to have a satisfactory capacity to pay principal and interest.

          Moody's Investors Service. A brief description of the applicable Moody's Investors Service rating symbols and their meanings follows:

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

         Moody's Short Term Loan Ratings - There are four rating categories for short-term obligations, all of which define an investment grade situation. These are designated Moody's Investment Grade as MIG 1 through MIG 4. In the case of variable rate demand obligations (VRDOs), two ratings are assigned; one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When no rating is applied to the long or short-term aspect of a VRDO, it will be designated NR. Issues or the features associated with MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issuer's specific structural or credit features.

         MIG1/VMIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG2/VMIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

         MIG3/VMIG3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         MIG4/VMIG4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Commercial Paper Ratings

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1 -- Highest Quality; Prime 2 -- Higher Quality; Prime 3 -- High Quality.

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

         Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are designed with the numbers 1, 2 and 3 to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess safety characteristics. Capacity for timely payment on issues with the designation A-2 is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation A-3 have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.